As filed with the Securities and Exchange Commission on April 29, 2003

Registration No. 33-55152

811-7368

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 18 ☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 20 ☒

SEPARATE ACCOUNT VA-2LNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK

(Former Name of Depositor)

4 Manhattanville Road, Purchase, NY 10577

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (800) 525-6205

Name and Address of Agent for Service:	Copy to:

Frank A. Camp, Esquire Transamerica Financial Life Insurance Company 4333 Edgewood Road N.E. Cedar Rapids, IA 52499-0001	Frederick R. Bellamy, Esquire Sutherland, Asbill & Brennan L.L.P. 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2404

Approximate date of proposed sale to the public:    As soon as practicable after effectiveness of the Registration Statement.

Title of securities being registered:

Variable Annuity Contracts

It is proposed that this filing will become effective:

☐	immediately upon this filing pursuant to paragraph (b)

☒	on May 1, 2003 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (i)

☐	on pursuant to paragraph (a) (i)

If appropriate, check the following box:

☐	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE®

VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA-2LNY

by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Formerly Transamerica Life Insurance Company of New York)

Prospectus

May 1, 2003

This flexible premium deferred annuity contract has many investment choices. There is a separate account that currently offers various investment choices. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Financial Life Insurance Company (formerly Transamerica Life Insurance Company of New York) (Transamerica). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund portfolio prospectuses give you important information about the contract and the underlying funds/portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Dreyfus/Transamerica Triple Advantage® Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2003. Please call us at (877) 717-8861 or write us at: Transamerica Financial Life Insurance Company (formerly Transamerica Life Insurance Company of New York), Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the contracts and the separate account investment choices:

•	are not bank deposits
•	are not federally insured
•	are not endorsed by any bank or government agency
•	are not guaranteed to achieve their goal
•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES FUND, INC.—INITIAL CLASS

Managed by Transamerica Investment Management, LLC

Transamerica Equity

DREYFUS VARIABLE INVESTMENT FUND—SERVICE CLASS

Managed by The Dreyfus Corporation

Appreciation Portfolio (Subadvised by Fayez Sarofim & Co.)

Balanced Portfolio

Developing Leaders Portfolio

Disciplined Stock Portfolio

Growth and Income Portfolio

International Equity Portfolio (Subadvised by Newton Capital Management Limited)

International Value Portfolio

Limited Term High Yield Portfolio

Quality Bond Portfolio

Small Company Stock Portfolio

Special Value Portfolio (Subadvised by Jennison Associates LLC)

DREYFUS VARIABLE INVESTMENT FUND

Managed by The Dreyfus Corporation

Money Market Portfolio

DREYFUS STOCK INDEX FUND, INC.—  SERVICE CLASS

Managed by The Dreyfus Corporation and Mellon Equity Associates as index fund manager

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.—SERVICE CLASS

Managed by The Dreyfus Corporation

DREYFUS INVESTMENT PORTFOLIOS—  SERVICE CLASS

Managed by The Dreyfus Corporation

Core Bond Portfolio

Core Value Portfolio

Emerging Leaders Portfolio

Emerging Markets Portfolio

Founders Discovery Portfolio (Subadvised by Founders Asset Management LLC)

Founders Growth Portfolio (Subadvised by Founders Asset Management LLC)

Founders International Equity Portfolio (Subadvised by Founders Asset Management LLC)

Founders Passport Portfolio (Subadvised by Founders Asset Management LLC)

Japan Portfolio (Subadvised by Newton Capital Management Limited)

MidCap Stock Portfolio

Technology Growth Portfolio

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GLOSSARY OF TERMS

Account Value—On or before the annuity commencement date, the account value is equal to the owner’s:

•	premiums payments; minus
•	partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	any applicable service charges, premium taxes, and transfer fees, and any other charges, if any.

Accumulation Unit—An accounting unit of measure used in calculating the account value in the separate account before the annuity commencement date.

Annuitant—The person during whose life any annuity payments involving life contingencies will be based on.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the contract date and may not be later than 10 days after the last day of the contract month starting after the annuitant attains age 90, or 10 years from the contract date. The annuity commencement date may have to be earlier for qualified contracts and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The account value less the surrender charge, service charge, and premium tax charge, if any.

Contract Year—A contract year begins on the date on which the contract becomes effective and on each contract anniversary.

Fixed Account—One or more investment choices under the contract that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Option—The one year guaranteed interest rate period of the fixed account which Transamerica may offer into which premiums may be paid or amounts transferred.

Owner (you, your)—The person who may exercise all rights and privileges under the contract. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a contract.

Separate Account—Separate Account VA-2LNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the contracts may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund/portfolio.

(Note: The SAI contains a more extensive Glossary.)

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.    THE ANNUITY CONTRACT

The flexible premium deferred variable annuity contract offered by Transamerica Financial Life Insurance Company (formerly Transamerica Life Insurance Company of New York) (Transamerica, we, us or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of Transamerica. The contract is intended to accumulate money for retirement or other long-term investment purposes.

This contract currently offers various subaccounts in the separate account that are listed in Section 3. Each subaccount invests exclusively in shares of one of the underlying funds/portfolios. The account value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all account value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

The contract, like all deferred annuity contracts, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the contract. The income phase occurs when you annuitize and begin receiving regular payments from your contract. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2.    PURCHASE

You can buy a nonqualified contract with $5,000 or more, and a qualified contract with $1,000 or more, under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3.    INVESTMENT OPTIONS

You can allocate your premium payments to one or more of the following underlying fund portfolios described in the underlying fund prospectuses:

Transamerica Equity—Initial Class

Appreciation Portfolio—Service Class

Balanced Portfolio—Service Class

Developing Leaders Portfolio—Service Class

Disciplined Stock Portfolio—Service Class

Growth and Income Portfolio—Service Class

International Equity Portfolio—Service Class

International Value Portfolio—Service Class

Limited Term High Yield Portfolio—Service Class

Quality Bond Portfolio—Service Class

Small Company Stock Portfolio—Service Class

Special Value Portfolio—Service Class  Money Market Portfolio

Stock Index Fund, Inc.—Service Class

Socially Responsible Growth Fund, Inc.—  Service Class

Core Bond Portfolio—Service Class

Core Value Portfolio—Service Class

Emerging Leaders Portfolio—Service Class

Emerging Markets Portfolio—Service Class

Founders Discovery Portfolio—Service Class

Founders Growth Portfolio—Service Class

Founders International Equity Portfolio—  Service Class

Founders Passport Portfolio—Service Class

Japan Portfolio—Service Class

MidCap Stock Portfolio—Service Class

Technology Growth Portfolio—Service Class

As of January 22, 2001, new contract owners may only invest in the Service Class subaccounts, with the exception of the Money Market subaccount and the Transamerica Equity subaccount. The Initial Class subaccounts (other than the Money Market subaccount and Transamerica Equity subaccount) are only available to contract owners that purchased the contract before January 22, 2001. The Service Class has a Rule 12b-1 Plan and the Initial Class does not.

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

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You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 18 transfers per contract year and to impose restrictions and limitations on transfers.

4.    PERFORMANCE

The value of the contract will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in Appendix B and in the SAI. This data does not indicate future performance.

5.    EXPENSES

Note: The following section on expenses and the Annuity Contract Fee Table and expense examples only apply to contracts issued after May 1, 2003. See Appendix C for older contracts.

No deductions are made from premium payments at the time you buy the contract so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 7% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.30% (if you choose the “Return of Premium Death Benefit”), or 1.45% (if you choose the “Annual Step-Up Death Benefit”) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $30 from the account value on each contract anniversary. The charge is waived if either the account value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon total surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.    ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified contracts). After one year, you may, free of surrender charges once each contract year, take out up to the greater of:

•	10% of your premium payments less surrenders deemed to be from premium payments; or
•	any gains in the contract.

Amounts surrendered in the first year, or in excess of this free amount, may be subject to a surrender charge. You may also have to pay income tax and a tax penalty on any money you take out.

The gains in the contract are the amount equal to the account value, minus the sum of all premium payments, reduced by all prior partial surrenders deemed to be from premium payments.

Access to amounts held in qualified contracts may be restricted or prohibited.

You cannot take money out during the income phase, although you will be receiving annuity payments.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The contract allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down.

8.    DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

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Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants, and beneficiaries, and consult your agent if you have questions.

When you purchase a contract you generally may choose one of the following guaranteed minimum death benefits:

•	Annual Step-Up; or
•	Return of Premium.

Charges are lower for the Return of Premium Death Benefit.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

9.    TAXES

Your earnings, if any, are generally not taxed until you take them out. If you take money out of a nonqualified contract during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. Under qualified contracts, surrenders are prorated between taxable and nontaxable amounts. If you are younger than 59½ when you take money out, you may be charged a 10% federal penalty tax on the taxable earnings. For non-qualified contracts, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income.

10.    ADDITIONAL FEATURES

This contract has additional features that might interest you. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your contract is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
•	You can arrange to automatically transfer money (at least $250 per transfer) monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the account value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be suitable for your particular situation.

11.    OTHER INFORMATION

Right to Cancel Period.  You may return your contract for a refund within 20 days after you receive it. The amount of the refund will generally be purchase payments paid and accumulated gains or losses in the variable account. We will pay the refund within 7 days after we receive written notice of cancellation and the returned contract within the applicable time period. The contract will then be deemed void.

No Probate.  Usually, the person receiving the death benefit under this contract will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the contract?  This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this contract if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this contract, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, and the guaranteed level of certain charges, make this contract appropriate for your needs.

Old Contracts.  This prospectus generally describes contracts issued after May 1, 2003. See

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Appendix C for information on how older contracts have different features and requirements, and sometimes different (and higher) fees and deductions.

Financial Statements.  Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts is in Appendix A to this prospectus.

12.    INQUIRIES

If you need more information, please contact us at:

Transamerica Financial Life Insurance Company

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

1-877-717-8861

You may check your contract at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your contract. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY CONTRACT FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses:

Sales Load On Purchase Payments	0%

Maximum Surrender Charge (as a % of premium payments surrendered)(2)	7%

Transfer Fee(3)	$0—$10

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio fees and expenses.

Annual Service Charge(4)	$0-$30 Per Contract

Separate Account Annual Expenses (as a percentage of average account value):

Mortality and Expense Risk Fee(5)	1.15%

Administrative Charge	0.15%

Total Variable Account Annual Expenses	1.30%

Optional Variable Account Expenses:

Annual Step-Up Death Benefit(6)	0.15%

Total Variable Account Annual Expenses with Highest Optional Separate Account Expenses(7)	1.45%

The next items shows the minimum and maximum total operating expenses charged by the underlying funds/portfolios for the year ended December 31, 2002 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in the future years. More detail concerning each fund’s/portfolio’s fees and expenses are contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(8):	Minimum	Maximum

Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.51%	5.60%

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the portfolios, and the highest combination of optional variable account expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example	1 Year	3 Years	5 Years	10 Years

If the contract is surrendered at the end of the applicable time period.	$1405	$2611	$3829	$6414

If the contract is annuitized at the end of the applicable time period or if you do not surrender your contract	$705	$2071	$3379	$6414

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(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	The surrender charge, if any is imposed, applies to each contract, regardless of how the account value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions. We may waive the service charge in certain instances.

(3)	The transfer fee, if any is imposed, applies to each contract, regardless of how account value is allocated among the separate account and the fixed account. There is no fee for the first 18 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.

(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each variable account’s account value as a percentage of the contract’s total account value. The service charge is deducted on each contract anniversary and at the time of surrender.

(5)	The mortality and expense risk fee shown (1.15%) is for the “Return of Premium Death Benefit.”

(6)	The fee for the “Annual Step-Up Death Benefit” (0.15%) is in addition to the mortality and expense risk fee of (1.15%).

(7)	The Annual Step-Up Death Benefit fee is included herein. The mortality and expense risk fee and the administrative charge are applicable during the income phase of the contract.

(8)	The fee table information relating to the underlying funds/portfolios is for the year 2002 (unless otherwise noted) and was provided to Transamerica by the underlying funds, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual expenses of the portfolios in future years and the current year may be greater or less than those shown in the Table.

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1.     THE ANNUITY CONTRACT

This prospectus describes the Dreyfus/Transamerica Triple Advantage® Variable Annuity contract offered by Transamerica Financial Life Insurance Company (formerly Transamerica Life Insurance Company of New York). This prospectus generally describes contracts issued on or after May 1, 2003. Contracts issued before that date may have different features (such as different death benefits or annuity payments) and different charges. These differences are noted in Appendix C.

An annuity is a contract between you—owner, and an insurance company (in this case, Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date.

The contract is a deferred annuity because until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The contract is a flexible premium deferred variable annuity. You can use the contract to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own contract.

The contract is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The contract is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of your investment choices. You could lose the amount that you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase.

The contract also contains a fixed account. The fixed account offers interest rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.     PURCHASE

Contract Issue Requirements

Transamerica will not issue a contract unless:

•	Transamerica receives all information needed to issue the contract,
•	Transamerica receives a minimum initial premium payment; and
•	The annuitant, owner, and any joint owner are age 90 or younger (may be lower for qualified contracts).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Financial Life Insurance Company (formerly Transamerica Life Insurance Company of New York) and send them to the Transamerica Annuity Service Center. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the contract.

Initial Premium Payment Requirements

The initial premium payment for nonqualified contracts must be at least $5,000, and at least $1,000 for qualified contracts. There is generally no minimum initial premium payment for contracts issued under section 403(b) of the Internal Revenue Code. We will credit your initial premium payment to your contract within two business days after the day we receive it and your complete contract information. If we are unable to credit your initial premium payment, we will

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contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your contract is generally the contract date. The contract date is used to determine contract years, contract months and contract anniversaries. There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the contract is suitable for you). Any such delays will affect when your contract can be issued and your premium payment allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your contract as of the business day we receive your premium payment and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 for issue ages 0-90 require prior approval by Transamerica.

Allocation of Premium Payments

When you purchase a contract, we will allocate your premium payments to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payments.

You may change allocations for future additional premium payments by sending us written instructions. The allocation change will apply to premium payments received on or after the date we receive the change request.

Transamerica reserves the right to restrict or refuse any premium payment.

Account Value

You should expect your account value to change from valuation period to valuation period. The account value varies based on the performance of the accumulation units. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.     INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the contract for new investors.

The subaccounts invest in shares of the various underlying funds/portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this contract are listed below. The following investment choices are currently offered through this contract:

AEGON/TRANSAMERICA SERIES FUND, INC.—INITIAL CLASS

Managed by Transamerica Investment Management, LLC

Transamerica Equity

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DREYFUS VARIABLE INVESTMENT FUND—SERVICE CLASS

Managed by The Dreyfus Corporation

Appreciation Portfolio (Subadvised by Fayez Sarofim & Co.)

Balanced Portfolio

Developing Leaders Portfolio(1)

Disciplined Stock Portfolio

Growth and Income Portfolio

International Equity Portfolio (Subadvised by Newton Capital Management Limited)

International Value Portfolio

Limited Term High Yield Portfolio(2)

Quality Bond Portfolio

Small Company Stock Portfolio

Special Value Portfolio (Subadvised by Jennison Associates LLC)

DREYFUS VARIABLE INVESTMENT FUND

Managed by The Dreyfus Corporation

Money Market Portfolio

DREYFUS STOCK INDEX FUND, INC.—  SERVICE CLASS(3)

Managed by The Dreyfus Corporation and Mellon Equity Associates as index fund manager

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.—SERVICE CLASS

Managed by The Dreyfus Corporation

DREYFUS INVESTMENT PORTFOLIOS—  SERVICE CLASS

Managed by The Dreyfus Corporation

Core Bond Portfolio

Core Value Portfolio

Emerging Leaders Portfolio

Emerging Markets Portfolio

Founders Discovery Portfolio (Subadvised by Founders Asset Management LLC)

Founders Growth Portfolio (Subadvised by Founders Asset Management LLC)

Founders International Equity Portfolio (Subadvised by Founders Asset Management LLC)

Founders Passport Portfolio (Subadvised by Founders Asset Management LLC)

Japan Portfolio (Subadvised by Newton Capital Management Limited)

MidCap Stock Portfolio

Technology Growth Portfolio

(1)	Formerly known as Small Cap Portfolio.
(2)	Formerly known as Limited Term High Income Portfolio.
(3)	Formerly known as Dreyfus Stock Index Fund.

Contract owners who purchased a contract after January 22, 2001, may only invest in the Service Class sub-accounts, with the exception of the Money Market Sub-account and the Transamerica Equity Sub-account. The Initial Class sub-accounts (other than the Money Market Sub-account and Transamerica Equity Sub-account) are only available to contract owners that purchased the contract before January 22, 2001.

The general public may not purchase shares of these underlying funds/portfolios. The names and investment objectives and policies may be similar to other portfolios and fund portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying funds/portfolios to be the same as those of other portfolios or fund.

More detailed information, including an explanation of the portfolio’s fees and investment objectives and risks, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying fund portfolios or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for different portfolios and may be based on the amount of assets that Transamerica or the separate account invests in the underlying fund portfolios.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

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The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. Any higher rate of interest is at our complete discretion, and you bear the risk that we will not credit more than 3% interest per year. At the end of the guaranteed period option, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your contract will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited as follows:

•	Transfers at the end of a guaranteed period.
•	Transfers of amounts equal to interest credited in the one year guaranteed period option may be made to any subaccount prior to the end of the guaranteed period on a monthly, quarterly, semi-annual or annual basis. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
•	Transfers of other amounts from the one year guaranteed period option prior to the end of the guaranteed period option are limited to 25% of the account value in that guaranteed period option, less any previous transfer during the current contract year.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account, must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account if we are crediting an effective annual interest rate of 3% (the guaranteed minimum).

Currently, there is no charge for transfers and no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Market Timing. The contract you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying fund/portfolio and increase transaction costs. We reserve the right to reject any premium

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payment or transfer request from any person, if, in our judgment, the premium payment or transfer or series of transfers would have a negative impact on an underlying fund’s/portfolio’s operations, if an underlying fund/portfolio would reject our purchase order, or because of a history of frequent transfers. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused or appears likely to abuse the transfer privilege. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

We do not permit market timing. Do not purchase this contract if you are a market timer.

4.    PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or the annual service charge. The deduction of any applicable premium taxes or surrender charges would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include, comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is not indication of future performance; future performance will vary and future results will not be the same as the results shown.

5.    EXPENSES

There are charges and expenses associated with your contract that reduce the return on your investment in the contract.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified contracts). We may apply a surrender charge to compensate us for expenses relating to sales, including commission to registered representatives and other promotional expenses.

After the first year, you can surrender up to the greater of 10% of your premium payments (less partial surrenders deemed to be from premium payments) or any gains in the contract once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of surrender. (The free percentage is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

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The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium payment surrendered)

0-1	7%
1-2	7%
2-3	6%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
more than 7	0%

For example, assume your account value is $100,000 at the beginning of the second contract year and you surrender $30,000. Since that amount is more than your free percentage, you would pay a surrender charge of $1,400 on the remaining $20,000 (7% of $30,000—$10,000).

Likewise, assume your account value is $80,000 (premium payments $100,000) at the beginning of the second contract year and you surrender your contract. You would pay a surrender charge of $6,300 [7% of ($100,000 – ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge from your remaining account value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium payment is considered to be surrendered next.

Keep in mind that surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified contracts are considered to come from earnings first. Under qualified contracts, surrenders are prorated between taxable and nontaxable amounts.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the contract. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the contract, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the contract. We may also pay distribution expenses out of this charge.

During the accumulation phase for the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.15%; for the Annual Step-Up Death Benefit, the mortality and expense risk fee is 0.15% higher at an annual rate of 1.30%. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%. If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the contract (including certain distribution-related expenses). This charge is at an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, an annual service charge of the lesser of $30 (but no more than 2% of the account value) is charged on each contract anniversary. The service charge is waived if your account value or the sum of your premium payment(s), less all partial surrenders, is at least $50,000.

Premium Taxes

New York does not currently impose a premium tax. We will, however, deduct the total amount of premium taxes, if there is a premium tax imposed in the future, from the account value when:

•	you begin receiving annuity payments;
•	you surrender the contract; or
•	a death benefit is paid.

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Federal, State and Local Taxes

We may in the future deduct charges from the contract for any taxes we incur because of the contract. However, no deductions are being made at the present time.

Transfer Fee

You are allowed to make 18 free transfers per year before the annuity commencement date. If you make more than 18 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 18 free transfers per year. All transfer requests made at the same time are treated as a single request. (We reserve the right to restrict transfers and/or eliminate the transfer privileges; see “Market Timing”.)

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying funds/portfolios. A list of these expenses is found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying funds/portfolios for more information.

6.    ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your contract in the following ways:

•	by making a surrender (either a complete or partial surrender); or
•	by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the account value.

After one year, you may take up to the greater of 10% of your premium payments (less partial surrenders deemed to be from premium payments) or any gains in the contract free of surrender charges once each contract year. Remember that any surrender you take will reduce the account value, and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified contracts may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either complete or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified contract, will generally occur within seven days from the date we receive all required information. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays, or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a contract

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owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your contract to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

7.    ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the contract month following the month in which the annuitant attains age 90, or 10 years from the contract date. The earliest annuity commencement date is 30 days after you purchase your contract.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the contract).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The contract provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your account value (less any applicable premium tax charge) to provide these annuity payments. If the account value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the contract. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

A charge for premium taxes may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 3 are fixed only. Options 4 and 5 can be fixed or variable.

Payment Option 1—Interest Payments.  We will pay the interest on the amount we use to provide annuity payments in equal payments or this amount may be left to accumulate for a period of time to which you and Transamerica agree. You and Transamerica will agree on surrender rights when you elect this option.

Payment Option 2—Income for a Specified Period.  We will make level payments only for a

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fixed period. No funds will remain at the end of the period.

Payment Option 3—Income of a Specified Amount.  Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 4—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.
•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.
•	Guaranteed Return of Contract Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

Payment Option 5—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable) —Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with Transamerica.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Contract Proceeds, or Income of a Specified Amount; and
•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8.    DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the contract; and
•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the contract as the new annuitant and owner, instead of receiving the death benefit. All future surrender charges will be waived.

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When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and
•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the contract within five years of your death for the account value.

Distribution requirements apply to the account value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire interest in the contract has not been paid to you;

THEN:

•	the remaining portion of such interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

Spousal Continuation

IF:

•	the surviving spouse (as beneficiary or sole surviving owner) elects to continue the contract instead of receiving the death benefit; and
•	the guaranteed minimum death benefit is greater than the account value;

THEN:

•	we will increase the account value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the contract and the guaranteed minimum death benefit will continue as applicable.

Succession of Ownership

If any owner dies during the accumulation phase, the annuitant will become the new owner:

Amount of Death Benefit

The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the contract. The death benefit will generally be the greater of:

•	the account value on the date we receive the required information; or
•	the guaranteed minimum death benefit (discussed below), plus premium payments, less gross partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies to contracts issued after May 1, 2003. For other contracts, see Appendix C.

On the contract application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the contract is issued, you cannot make an election and the death benefit cannot be changed.

A.    Annual Step-Up Death Benefit

On each contract anniversary before annuitant’s 86th birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that contract year. The death benefit is equal to:

•	the account value on the current contract anniversary; or the previous stepped-up value, plus any subsequent premium payments, minus any subsequent adjusted partial surrenders.

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This step-up process stops at the earlier of the annuitant’s death or 86th birthday. The then current step-up value becomes the final step-up value. The Annual Step-Up Death Benefit at the time of death is the final step-up value, plus any subsequent premium payments, minus any subsequent adjusted partial surrenders.

The Annual Step-Up Death Benefit is not available if the owner or annuitant is 71 or older on the contract date.

There is an extra charge for this death benefit (an extra 0.15% annually).

B.    Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose the other death benefit option on the contract application. The charges are lower for this option.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the account value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included an explanation of this adjustment in the SAI. This is referred to as “adjusted partial withdrawal” in your contract.

9.    TAXES

NOTE: Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Transamerica has included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that you will not be taxed on the earnings, if any, on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract—qualified or nonqualified.

You will generally not be taxed on increases in the value of your contract until a distribution occurs—either as a surrender or as annuity payments, and tax deferral will not apply.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

Qualified and Nonqualified Contracts

If you purchase the contract under an individual retirement annuity, a pension plan, or specially sponsored program, your contract is referred to as a qualified contract.

Qualified contracts are issued in connection with the following plans:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, although distributions may be tax-free if the owner meets certain rules.
•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems

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and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.
•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

The contract contains death benefit features that in some cases may exceed the greater of the premium payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the contract in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

If you purchase the contract as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your contract is referred to as a nonqualified contract.

Surrenders—Qualified Contracts

The information herein describing the taxation of nonqualified contracts does not apply to qualified contracts.

There are special rules that govern with respect to qualified contracts. Generally, these rules restrict:

•	the amount that can be contributed to the contract during any year;
•	the time when amounts can be paid from the contract; and
•	the amount of any death benefit that may be allowed.

In addition, a penalty tax may be assessed on amounts surrendered from the contract prior to the date you reach age 59½, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the contract by a certain date. The terms of the plan may limit the rights otherwise available to you under the contract. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a contract for use with any retirement plan.

Surrenders—403(b) Contracts

The Internal Revenue Code limits surrenders from certain 403(b) contracts. Surrenders can generally only be made when an owner:

•	reaches age 59½
•	leaves his/her job;
•	dies;
•	becomes disabled (as that term is defined in the Internal Revenue Code); or
•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The contract must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. Transamerica may modify the contract to attempt to maintain favorable tax treatment.

Surrenders—Nonqualified Contracts

If you make a surrender (including Systematic Payouts) from a nonqualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are

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taxed on the amount of the surrender that is earnings. If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premium payments paid (adjusted for any prior surrenders or portions thereof that were not taxable). Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

•	paid on or after the taxpayer reaches age 59½;
•	paid after an owner dies;
•	paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
•	paid under an immediate annuity; or
•	which come from premium payments made prior to August 14, 1982.

All nonqualified deferred annuity contracts that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of an owner or the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified contracts, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction for your last taxable year.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity

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owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity contract purchase.

Transfers, Assignments or Exchanges of Contracts

A transfer of ownership or assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the contract.

10.    ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your contract by using the Systematic Payout Option. Under this option, you can receive up to the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% (annually) of your premium payments (less partial surrenders deemed to be from premium payments); and
(2)	is any gains in the contract.

This amount may be taken free of surrender charges.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

If you request an additional surrender while Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your contract:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.
•	Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program.

A minimum of $250 per transfer is required. A minimum of $1,500 is required to start a 6-month program and $3,000 is required to start a 12-month program. The minimum number of monthly or quarterly transfers is 6 and 4, respectively and the maximum is 24 and 8, respectively.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

24

A Dollar Cost Averaging program will begin once we receive the required instructions and the minimum required premium. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the Dollar Cost Averaging program will not. If we receive additional premium payments after a Dollar Cost Averaging program is completed, absent new instructions to the contrary, a new Dollar Cost Averaging program will be started using the previous instructions (assuming it meets the minimum Dollar Cost Averaging requirements).

NOTE CAREFULLY:

IF:

•	We do not receive all necessary information to begin a Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or
•	We do not receive the minimum required amount to begin a Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	Any amount in a fixed source will be transferred to the money market investment option; and
•	Any amount in a variable source will remain in that variable investment option; and
•	New instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	You discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	We will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain contracts and may not be available for all contracts. See your contract for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If you request a transfer, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.    OTHER INFORMATION

Ownership

You, as owner of the contract, exercise all rights under the contract. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the contract any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. There may be limitations on your ability to assign a contract. An assignment may have tax consequences.

Transamerica Financial Life Insurance Company

Transamerica Life Insurance Company of New York was merged with and into AUSA Life Insurance Company, Inc. on or about April 1, 2003,

25

and the name was changed to Transamerica Financial Life Insurance Company. Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a Transamerica Company and a wholly-owned indirect subsidiary of AEGON USA, Inc., which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in the District of Columbia, and in all states except Hawaii.

All obligations arising under the contracts, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called Separate Account VA-2LNY, under the laws of the State of New York on June 23, 1992. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the separate account or Transamerica. Income, gains and losses (whether or not realized), from assets allocated to the separate account, are in accordance with the contracts, credited to or charged against the separate account without regard to Transamerica’s other income, gains or losses.

The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these contracts.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying funds/portfolios. The underlying funds/portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying funds/portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this variable account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This may include removing their variable accounts from the underlying funds/portfolios. See the underlying funds’/portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity contract for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then there will be a new surrender charge period and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

You may surrender your contract and transfer your money directly to another life insurance

26

company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your contract after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then-current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying funds/portfolios held in the variable account in accordance with instructions we receive from you and other owners that have voting interests in the funds/portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Contracts

AFSG Securities Corporation is the principal underwriter of the contracts. Like Transamerica, it is a Transamerica Company and a wholly-owned indirect subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. (NASD).

Commissions of up to 6.25% of premium payments will be paid to broker/dealers who sell the contracts under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. Transamerica may also pay compensation to financial institutions for their services in connection with the sale and servicing of the contracts.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Transamerica intends to recoup commissions and other sales expenses primarily, but not exclusively, through:

•	the administrative charge;
•	the surrender charge;
•	the mortality and expense risk fee;
•	revenues, if any, that we receive from the underlying funds/portfolios or their managers; and
•	investment earnings on amounts allocated to the fixed account.

Commissions paid on the contracts, including other incentives or payments, are not charged to the contract owners or the separate account.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org. in the “Consumer” section or by contacting IMSA at: 202-624-2121.

27

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Transamerica.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Contract—General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Historical Performance Data
Published Ratings
State Regulation of Transamerica
Administration
Records and Reports
Distribution of the Contracts
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Auditors
Other Information
Financial Statements

28

APPENDIX A

CONDENSED FINANCIAL INFORMATION

(For contracts purchased on or after May 1, 2003)

The “Return of Premium Death Benefit” with Total Separate Account Annual Expenses of 1.30%, and the “Annual Step-Up Death Benefit” with Total Separate Account Annual Expenses of 1.45%, were not offered as of December 31, 2002, therefore condensed financial data is not available that reflects those death benefits.

CONDENSED FINANCIAL INFORMATION

(For contracts purchased prior to May 1, 2003)

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Total Variable Account Annual Expenses: 1.40%

For Service Class Shares

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period

Appreciation Portfolio—Service Class(1)
2002	$33.933	$27.812	119,536.096
2001	$37.729	$33.933	70,733.311

Balanced Portfolio—Service Class(1)
2002	$12.923	$10.753	133,902.711
2001	$14.533	$12.923	90,510.336

Developing Leaders Portfolio— Service Class(1)a
2002	$80.652	$64.177	15,699.593
2001	$86.109	$80.652	5,523.675

Disciplined Stock Portfolio— Service Class(1)
2002	$17.049	$12.993	89,417.769
2001	$20.256	$17.049	62,288.395

Growth and Income Portfolio— Service Class(1)
2002	$29.595	$21.756	58,229.504
2001	$32.284	$29.595	43,520.208

International Equity Portfolio— Service Class(1)
2002	$14.381	$11.885	11,110.234
2001	$20.866	$14.381	3,907.927

International Value Portfolio— Service Class(1)
2002	$12.088	$10.460	34,604.018
2001	$13.994	$12.088	7,589.413

29

Total Variable Account Annual Expenses: 1.40%

For Service Class Shares (continued)

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period

Limited Term High Yield Portfolio—Service Class(1)b
2002	$9.024	$7.731	67,152.530
2001	$9.609	$9.024	38,058.118

Quality Bond Portfolio—Service Class(1)
2002	$18.042	$19.122	429,099.696
2001	$17.410	$18.042	166,521.840

Small Company Stock Portfolio— Service Class(1)
2002	$13.551	$10.705	10,865.272
2001	$13.456	$13.551	5,397.237

Special Value Portfolio— Service Class(1)
2002	$16.163	$13.498	17,500.534
2001	$17.357	$16.163	10,952.036

Stock Index, Inc.—Service Class(1)c
2002	$40.797	$31.161	140,563.046
2001	$48.054	$40.797	77,148.339

Socially Responsible Growth— Service Class(1)
2002	$29.367	$20.523	36,901.681
2001	$40.334	$29.367	30,001.575

Core Bond Portfolio—Service Class(1)
2002	$11.086	$11.675	745,615.964
2001	$10.877	$11.086	442,461.514

Core Value Portfolio—Service Class(1)
2002	$11.703	$8.851	345,058.038
2001	$11.989	$11.703	189,134.552

Emerging Leaders Portfolio— Service Class(1)
2002	$13.077	$10.311	127,563.450
2001	$11.890	$13.077	57,641.182

Emerging Markets Portfolio— Service Class(1)
2002	$7.291	$7.148	14,185.227
2001	$7.599	$7.291	4,395.311

Founders Discovery Portfolio— Service Class(1)
2002	$5.987	$3.942	49,070.716
2001	$7.201	$5.987	47,065.301

30

Total Variable Account Annual Expenses: 1.40%

For Service Class Shares (continued)

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period

Founders Growth Portfolio—Service Class(1)
2002	$7.320	$5.183	77,848.590
2001	$9.574	$7.320	68,106.033

Founders International Equity Portfolio—Service Class(1)
2002	$7.867	$5.647	21,187.005
2001	$11.473	$7.867	14,189.679

Founders Passport Portfolio—Service Class(1)
2002	$8.081	$6.721	9,724.962
2001	$11.726	$8.081	8,500.203

Japan Portfolio—Service Class(1)
2002	$5.469	$4.830	11,140.700
2001	$7.418	$5.469	98.956

MidCap Stock Portfolio—Service Class(1)
2002	$10.715	$9.231	133,764.927
2001	$10.832	$10.715	70,688.212

Technology Growth Portfolio— Service Class(1)
2002	$7.274	$4.335	201,529.690
2001	$12.401	$7.274	152,267.430

(1)	Sub-Account inception January 22, 2001.

[a]	Formerly known as Small Cap Portfolio.
[b]	Formerly known as Limited Term High Income Portfolio.
[c]	Formerly known as Stock Index Fund.

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Total Variable Account Annual Expenses: 1.40%

For Initial Class Shares

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period

Transamerica Equity—Initial Class(7)a
2002	$11.157	$8.556	698,850.039
2001	$13.736	$11.157	879,788.976
2000	$15.422	$13.736	1,030,574.761
1999	$11.35	$15.422	938,179.247
1998	$10.00	$11.35	337,225.242

Appreciation Portfolio—Initial Class(2)
2002	$34.053	$27.969	1,944,814.786
2001	$38.077	$34.053	2,286,087.389
2000	$38.862	$38.077	2,538,244.334
1999	$35.36	$38.862	2,778,082.022
1998	$27.532	$35.36	2,358,609.519
1997	$21.802	$27.532	1,798,913.636
1996	$17.610	$21.802	1,074,614.761
1995	$13.373	$17.610	587,928.246
1994	$13.160	$13.373	285,265.910
1993	$6.590	$13.160	44,612.892

Balanced Portfolio—Initial Class(6)
2002	$12.949	$10.792	1,188,419.395
2001	$14.450	$12.949	1,469,034.235
2000	$15.101	$14.450	1,526,680.134
1999	$14.16	$15.101	1,540,794.857
1998	$11.738	$14.16	857,333.328
1997	$10.000	$11.738	333,714.857

Developing Leaders Portfolio— Initial Class(1)b
2002	$80.956	$64.569	610.406.622
2001	$87.446	$80.956	721,830.013
2000	$78.255	$87.446	807,721.455
1999	$64.44	$78.255	830,844.928
1998	$67.668	$64.44	949,334.076
1997	$58.773	$67.668	1,031,483.594
1996	$51.121	$58.773	1,000,594.786
1995	$40.064	$51.121	817,445.023
1994	$37.702	$40.064	612,327.237
1993	$39.620	$37.702	138,557.449

Disciplined Stock Portfolio— Initial Class(5)
2002	$17.086	$13.039	2,157,147.040
2001	$19.977	$17.086	2,546,567.597
2000	$22.295	$19.977	2,857,474.334
1999	$19.09	$22.295	2,764,507.486
1998	$15.272	$19.09	2,262,990.153
1997	$11.776	$15.272	1,196,912.676
1996	$10.00	$11.776	381,884.114

32

Total Variable Account Annual Expenses: 1.40%

For Initial Class Shares (continued)

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period

Growth and Income Portfolio—Initial Class(4)
2002	$29.686	$21.861	1,303,016.025
2001	$31.974	$29.686	1,642,037.894
2000	$33.694	$31.974	1,823,064.055
1999	$29.23	$33.694	1,902,864.700
1998	$26.509	$29.23	2,071,117.603
1997	$23.131	$26.509	2,179,109.968
1996	$19.426	$23.131	1,906,011.179
1995	$12.235	$19.426	764,393.096

International Equity Portfolio—Initial Class(4)
2002	$14.416	$11.951	372,280.684
2001	$20.643	$14.416	442,312.944
2000	$25.038	$20.643	504,384.816
1999	$15.89	$25.038	458,935.429
1998	$15.422	$15.89	431,892.273
1997	$14.267	$15.422	378,355.293
1996	$12.964	$14.267	226,976.242
1995	$12.024	$12.964	61,152.467

International Value Portfolio—Initial Class(5)
2002	$12.067	$10.445	265,829.929
2001	$14.101	$12.067	251,627.953
2000	$14.846	$14.101	290,528.407
1999	$11.78	$14.846	325,359.228
1998	$10.982	$11.78	240,526.824
1997	$10.244	$10.982	172,941.244
1996	$10.00	$10.244	47,815.855

Limited Term High Yield Portfolio—Initial Class(6)c
2002	$9.028	$7.745	463,473.671
2001	$9.428	$9.028	582,107.026
2000	$10.422	$9.428	673,887.688
1999	$10.73	$10.422	1,076,017.149
1998	$10.852	$10.73	1,308,425.217
1997	$10.000	$10.852	473,373.863

Money Market Portfolio(1)a
2002	$1.349	$1.350	19,590,183.341
2001	$1.316	$1.349	27,550,593.478
2000	$1.259	$1.316	21,172,680.183
1999	$1.22	$1.259	18,055,789.503
1998	$1.175	$1.22	17,914,765.700
1997	$1.132	$1.175	12,049,327.817
1996	$1.093	$1.132	10,392,468.634
1995	$1.048	$1.093	9,084,943.487
1994	$1.018	$1.048	8,547,165.659
1993	$1.021	$1.018	2,678,280.492

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Total Variable Account Annual Expenses: 1.40%

For Initial Class Shares (continued)

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period

Quality Bond Portfolio—Initial Class(1)
2002	$18.095	$19.231	1,353,969.973
2001	$17.199	$18.095	1,375,975.313
2000	$15.683	$17.199	1,305,584.850
1999	$15.88	$15.683	1,277,828.172
1998	$15.260	$15.88	1,282,534.621
1997	$14.142	$15.260	987,773.886
1996	$13.908	$14.142	664,469.782
1995	$11.710	$13.908	454,139.991
1994	$12.445	$11.710	164,657.770
1993	$12.310	$12.445	86,752.856

Small Company Stock Portfolio— Initial Class(5)
2002	$13.597	$10.766	343,211.608
2001	$14.003	$13.597	412,394.391
2000	$13.083	$14.003	461,911.435
1999	$11.99	$13.083	490,455.380
1998	$12.935	$11.99	582,290.495
1997	$10.772	$12.935	513,524.112
1996	$10.00	$10.772	212,878.654

Special Value Portfolio—Initial Class(1)
2002	$16.197	$13.532	640,576.563
2001	$17.848	$16.197	780,572.270
2000	$17.122	$17.848	875,018.934
1999	$16.19	$17.122	1,025,465.093
1998	$14.185	$16.19	1,081,841.670
1997	$11.682	$14.185	1,017,390.458
1996	$12.292	$11.682	489,733.637
1995	$12.496	$12.292	666,488.480
1994	$12.861	$12.496	820,985.237
1993	$12.797	$12.861	167,686.797

Stock Index, Inc.—Initial Class(1)d
2002	$40.930	$31.338	1,179,508.809
2001	$47.264	$40.930	1,421,148.337
2000	$52.828	$47.264	1,551,436.401
1999	$44.42	$52.828	1,484,609.136
1998	$38.128	$44.42	1,117,569.153
1997	$26.791	$35.128	808,857.987
1996	$22.172	$26.791	585,454.420
1995	$16.437	$22.172	365,482.688
1994	$16.521	$16.437	190,496.642
1993	$16.590	$16.521	32,543.274

34

Total Variable Account Annual Expenses: 1.40%

For Initial Class Shares (continued)

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period

Socially Responsible Growth— Initial Class(3)
2002	$29.472	$20.651	568,171.490
2001	$38.602	$29.472	734,075.958
2000	$43.996	$38.602	801,551.607
1999	$34.30	$43.996	590,500.643
1998	$26.879	$34.30	346,500.316
1997	$21.221	$26.879	230,281.724
1996	$17.752	$21.221	103,732.717
1995	$13.377	$17.752	49,020.846
1994	$13.364	$13.377	24,171.591
1993	$12.490	$13.364	3,555.254

Core Bond Portfolio—Initial Class(10)
2002	$11.095	$11.674	644,648.883
2001	$10.762	$11.095	556,924.191
2000	$10.00	$10.762	212,811.995

Core Value Portfolio—Initial Class(7)
2002	$11.703	$8.854	477,982.421
2001	$12.120	$11.703	444,555.462
2000	$10.967	$12.120	299,289.448
1999	$9.29	$10.967	245,134.002
1998	$10.00	$9.29	32,398.128

Emerging Leaders Portfolio— Initial Class(11)
2002	$13.091	$10.346	283,663.454
2001	$12.209	$13.091	241,122.589
2000	$10.00	$12.209	105,445.462

Emerging Markets Portfolio— Initial Class(11)
2002	$7.283	$7.148	65,913.519
2001	$7.149	$7.283	21,134.802
2000	$10.00	$7.149	9,505.412

Founders Discovery Portfolio— Initial Class(11)
2002	$6.005	$3.954	300,738.364
2001	$7.474	$6.005	406,947.457
2000	$10.00	$7.474	301,609.940

Founders Growth Portfolio— Initial Class(8)
2002	$7.333	$5.189	392,661.506
2001	$9.299	$7.333	544,991.068
2000	$12.632	$9.299	576,124.670
1999	$10.00	$12.632	101,842.513

35

Total Variable Account Annual Expenses: 1.40%

For Initial Class Shares (continued)

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period

Founders International Equity Portfolio—Initial Class(9)
2002	$ 7.860	$ 5.647	140,267.929
2001	$11.317	$ 7.860	168,869.454
2000	$13.894	$11.317	160,697.091
1999	$ 10.00	$13.894	14,166.033

Founders Passport Portfolio— Initial Class(8)
2002	$ 8.081	$ 6.721	333,321.053
2001	$11.820	$ 8.081	408,133.299
2000	$16.144	$11.820	480,799.330
1999	$ 10.00	$16.144	53,674.766

Japan Portfolio—Initial Class(11)
2002	$ 5.469	$ 4.830	20,923.949
2001	$ 7.692	$ 5.469	6,666.476
2000	$ 10.00	$ 7.692	7,570.257

MidCap Stock Portfolio—Initial Class(7)
2002	$10.726	$ 9.256	629,154.609
2001	$11.244	$10.726	606,419.225
2000	$10.529	$11.244	418,749.796
1999	$ 9.63	$10.529	321,171.239
1998	$ 10.00	$ 9.63	221,581.308

Technology Growth Portfolio— Initial Class(9)
2002	$ 7.305	$ 4.365	2,513,754.481
2001	$11.078	$ 7.305	3,051,421.844
2000	$15.383	$11.078	3,163,994.205
1999	$ 10.00	$15.383	1,272,158.607
(1)	Sub-Account inception January 4, 1993.
(2)	Sub-Account inception April 5, 1993.
(3)	Sub-Account inception October 7, 1993.
(4)	Sub-Account inception January 5, 1995.
(5)	Sub-Account inception May 1, 1996.
(6)	Sub-Account inception May 1, 1997.
(7)	Sub-Account inception date May 1, 1998.
(8)	Sub-Account inception date May 3, 1999.
(9)	Sub-Account inception date October 1, 1999.
(10)	Sub-Account inception date May 1, 2000.
(11)	Sub-Account inception December 15, 1999.

[a]	The Transamerica Equity Subaccount and the Money Market Subaccount are available to all contract holders.
[b]	Formerly known as Small Cap Portfolio.
[c]	Formerly known as Limited Term High Income Portfolio.
[d]	Formerly known as Stock Index Fund.

36

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standard Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. In addition, Transamerica may advertise the effective yield of the subaccount investing in the Money Market Portfolio (the “Money Market Subaccount”). These figures will be calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Money Market Subaccount.    The yield of the Money Market Subaccount for a contract refers to the annualized income generated by an investment under a contract in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a contract in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts.    The yield of an underlying fund subaccount (other than the Money Market Subaccount) for a contract refers to the annualized income generated by an investment under a contract in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a  12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a contract has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular contract. To the extent that a premium tax and/or surrender charge is applicable to a particular contract, the yield and/or total return of that contract will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information, a copy of which may be obtained from the service office of Transamerica upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2002, and for the one and five year periods ended December 31, 2002 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee, the administrative charges, including an administration charge of $30 per annum adjusted for average account size. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. Table 1 figures do not reflect any charge for riders or other optional features.

37

TABLE 1—A

Standard Average Annual Total Returns

(Assuming A Surrender Charge)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses: 1.45%)

Subaccount	1 Year Ended 12/31/02		5 Year Ended 12/31/02		Inception of the Subaccount to 12/31/02		Subaccount Inception Date

Transamerica Equity—Initial Class	(29.73%	)	N/A		(4.41%	)	May 1, 1998
Appreciation Portfolio—Service Class(1)	(24.46%	)	(0.65%	)	8.46%		April 5, 1993
Balanced Portfolio—Service Class(1)	(23.21%	)	(2.65%	)	0.55%		May 1, 1997
Developing Leaders Portfolio—Service Class(1)(2)	(26.84%	)	(1.94%	)	10.81%		January 4, 1993
Disciplined Stock Portfolio—Service Class(1)	(30.20%	)	(4.14%	)	3.62%		May 1, 1996
Growth and Income Portfolio—Service Class(1)	(32.90%	)	(4.86%	)	7.39%		December 15,1994
International Equity Portfolio—Service Class(1)	(23.77%	)	(6.10%	)	(0.38%	)	December 15, 1994
International Value Portfolio—Service Class(1)	(19.88%	)	(1.86%	)	0.16%		May 1, 1996
Limited Term High Yield Portfolio— Service Class(1)(3)	(20.74%	)	(7.64%	)	(5.36%	)	April 30,1997
Quality Bond Portfolio—Service Class(1)	(0.44%	)	3.98%		5.62%		January 4, 1993
Small Company Stock Portfolio—Service Class(1)	(27.42%	)	(4.69%	)	0.51%		May 1, 1996
Special Value Portfolio—Service Class(1)	(22.90%	)	(1.88%	)	2.77%		January 4, 1993
Stock Index Fund, Inc.—Service Class(1)(4)	(30.03%	)	(3.30%	)	7.23%		January 4, 1993
Socially Responsible Growth Fund, Inc.— Service Class(1)	(36.52%	)	(6.29%	)	5.39%		October 7, 1993
Core Bond Portfolio—Service Class(1)	(1.12%	)	N/A		4.12%		May 1, 2000
Core Value Portfolio—Service Class(1)	(30.78%	)	N/A		(3.79%	)	May 1, 1998
Emerging Leaders Portfolio—Service Class(1)	(27.56%	)	N/A		(0.99%	)	May 1, 2000
Emerging Markets Portfolio—Service Class(1)	(8.38%	)	N/A		(14.50%	)	May 1, 2000
Founders Discovery Portfolio—Service Class(1)	(40.56%	)	N/A		(33.35%	)	May 1, 2000
Founders Growth Portfolio—Service Class(1)	(35.61%	)	N/A		(19.01%	)	May 3, 1999
Founders International Equity Portfolio— Service Class(1)	(34.63%	)	N/A		(18.79%	)	October 1, 1999
Founders Passport Portfolio—Service Class(1)	(23.26%	)	N/A		(12.42%	)	May 3, 1999
Japan Portfolio—Service Class(1)	(18.10%	)	N/A		(27.29%	)	May 1, 2000
MidCap Stock Portfolio—Service Class(1)	(20.27%	)	N/A		(2.87%	)	May 1, 1998
Technology Growth Portfolio—Service Class(1)	(46.82%	)	N/A		(25.88%	)	October 1, 1999

38

TABLE 1—B

Standard Average Annual Total Returns

(Assuming A Surrender Charge)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/02		5 Year Ended 12/31/02		Inception of the Subaccount to 12/31/02		Subaccount Inception Date

Transamerica Equity—Initial Class	(29.62%	)	N/A		(4.25%	)	May 1, 1998
Appreciation Portfolio—Service Class(1)	(24.33%	)	(0.49%	)	8.63%		April 5, 1993
Balanced Portfolio—Service Class(1)	(23.09%	)	(2.50%	)	0.71%		May 1, 1997
Developing Leaders Portfolio—Service Class(1)(2)	(26.72%	)	(1.79%	)	10.98%		January 4, 1993
Disciplined Stock Portfolio—Service Class(1)	(30.09%	)	(3.99%	)	3.78%		May 1, 1996
Growth and Income Portfolio—Service Class(1)	(32.79%	)	(4.71%	)	7.55%		December 15,1994
International Equity Portfolio—Service Class(1)	(23.65%	)	(5.96%	)	(0.23%	)	December 15, 1994
International Value Portfolio—Service Class(1)	(19.75%	)	(1.70%	)	0.31%		May 1, 1996
Limited Term High Yield Portfolio— Service Class(1)(3)	(20.62%	)	(7.50%	)	(5.21%	)	April 30,1997
Quality Bond Portfolio—Service Class(1)	(0.28%	)	4.15%		5.78%		January 4, 1993
Small Company Stock Portfolio—Service Class(1)	(27.30%	)	(4.54%	)	0.67%		May 1, 1996
Special Value Portfolio—Service Class(1)	(22.78%	)	(1.72%	)	2.93%		January 4, 1993
Stock Index Fund, Inc.—Service Class(1)(4)	(29.92%	)	(3.15%	)	7.39%		January 4, 1993
Socially Responsible Growth Fund, Inc.—Service Class(1)	(36.42%	)	(6.14%	)	5.55%		October 7, 1993
Core Bond Portfolio—Service Class(1)	(0.96%	)	N/A		4.29%		May 1, 2000
Core Value Portfolio—Service Class(1)	(30.67%	)	N/A		(3.63%	)	May 1, 1998
Emerging Leaders Portfolio—Service Class(1)	(27.45%	)	N/A		(0.83%	)	May 1, 2000
Emerging Markets Portfolio—Service Class(1)	(8.24%	)	N/A		(14.36%	)	May 1, 2000
Founders Discovery Portfolio—Service Class(1)	(40.47%	)	N/A		(33.24%	)	May 1, 2000
Founders Growth Portfolio—Service Class(1)	(35.51%	)	N/A		(18.87%	)	May 3, 1999
Founders International Equity Portfolio—Service Class(1)	(34.52%	)	N/A		(18.65%	)	October 1, 1999
Founders Passport Portfolio—Service Class(1)	(23.13%	)	N/A		(12.28%	)	May 3, 1999
Japan Portfolio—Service Class(1)	(17.97%	)	N/A		(27.17%	)	May 1, 2000
MidCap Stock Portfolio—Service Class(1)	(20.14%	)	N/A		(2.72%	)	May 1, 1998
Technology Growth Portfolio—Service Class(1)	(46.73%	)	N/A		(25.76%	)	October 1, 1999

(1)	Service Class Shares were not available until December 31, 2000. The performance figures reflect the performance of the portfolio’s Initial Class Shares through December 29, 2000 and the portfolio’s Service Class Shares thereafter. Because the Service Class shares are subject to a 12b-1 fee, the performance figures presented, with the exception of the 1 year total returns, are higher than they would have been had Service Class Shares been offered for the entire period.
(2)	Formerly known as Small Cap Portfolio.
(3)	Formerly known as Limited Term High Income Portfolio.
(4)	Formerly known as Stock Index Fund.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower. (See the Fee Table.)

39

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may present the total return data described above on a non-standard basis. This means that the data may not be reduced by all the fees and charges under the contract and that the data may be presented for different time periods and for different premium payment amounts. Non-standard performance data will only be disclosed if standard performance data for the required periods is also disclosed. Table 2 shows average annual total returns of the subaccount since their inception reduced by all fees and charges under the contract except surrender charges.

TABLE 2—A

Non-Standard Average Annual Total Returns

(Assuming No Surrender Charge)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses: 1.45%)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	Inception of the Subaccount to 12/31/02	Subaccount Inception Date

Transamerica Equity—Initial Class	(23.35%)	N/A	(3.22%)	May 1, 1998
Appreciation Portfolio—Service Class(1)	(18.08%)	0.15%	8.54%	April 5, 1993
Balanced Portfolio—Service Class(1)	(16.84%)	(1.79%)	1.24%	May 1, 1997
Developing Leaders Portfolio—Service Class(1)(2)	(20.47%)	(1.10%)	10.89%	January 4, 1993
Disciplined Stock Portfolio—Service Class(1)	(23.83%)	(3.23%)	3.95%	May 1, 1996
Growth and Income Portfolio—Service Class(1)	(26.52%)	(3.92%)	7.47%	December 15,1994
International Equity Portfolio—Service Class(1)	(17.40%)	(5.12%)	(0.30%)	December 15, 1994
International Value Portfolio—Service Class(1)	(13.51%)	(1.02%)	0.63%	May 1, 1996
Limited Term High Yield Portfolio— Service Class(1)(3)	(14.37%)	(6.60%)	(4.48%)	April 30,1997
Quality Bond Portfolio—Service Class(1)	5.94%	4.56%	5.69%	January 4, 1993
Small Company Stock Portfolio—Service Class(1)	(21.04%)	(3.76%)	0.98%	May 1, 1996
Special Value Portfolio—Service Class(1)	(16.53%)	(1.04%)	2.85%	January 4, 1993
Stock Index Fund, Inc.—Service Class(1)(4)	(23.66%)	(2.42%)	7.31%	January 4, 1993
Socially Responsible Growth Fund, Inc.— Service Class(1)	(30.15%)	(5.30%)	5.47%	October 7, 1993
Core Bond Portfolio—Service Class(1)	5.26%	N/A	5.92%	May 1, 2000
Core Value Portfolio—Service Class(1)	(24.41%)	N/A	(2.63%)	May 1, 1998
Emerging Leaders Portfolio—Service Class(1)	(21.19%)	N/A	1.11%	May 1, 2000
Emerging Markets Portfolio—Service Class(1)	(2.01%)	N/A	(11.87%)	May 1, 2000
Founders Discovery Portfolio—Service Class(1)	(34.19%)	N/A	(29.48%)	May 1, 2000
Founders Growth Portfolio—Service Class(1)	(29.24%)	N/A	(16.46%)	May 3, 1999
Founders International Equity Portfolio— Service Class(1)	(28.25%)	N/A	(16.16%)	October 1, 1999
Founders Passport Portfolio—Service Class(1)	(16.88%)	N/A	(10.32%)	May 3, 1999
Japan Portfolio—Service Class(1)	(11.73%)	N/A	(23.91%)	May 1, 2000
MidCap Stock Portfolio—Service Class(1)	(13.89%)	N/A	(1.75%)	May 1, 1998
Technology Growth Portfolio—Service Class(1)	(40.44%)	N/A	(22.71%)	October 1, 1999

40

TABLE 2—B

Non-Standard Average Annual Total Returns

(Assuming No Surrender Charge)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/02		5 Year Ended 12/31/02		Inception of the Subaccount to 12/31/02		Subaccount Inception Date

Transamerica Equity—Initial Class	(23.24%	)	N/A		(3.08%	)	May 1, 1998
Appreciation Portfolio—Service Class(1)	(17.96%	)	0.30%		8.70%		April 5, 1993
Balanced Portfolio—Service Class(1)	(16.71%	)	(1.64%	)	1.39%		May 1, 1997
Developing Leaders Portfolio—Service Class(1)(2)	(20.35%	)	(0.95%	)	11.05%		January 4, 1993
Disciplined Stock Portfolio—Service Class(1)	(23.72%	)	(3.08%	)	4.11%		May 1, 1996
Growth and Income Portfolio—Service Class(1)	(26.41%	)	(3.78%	)	7.63%		December 15,1994
International Equity Portfolio—Service Class(1)	(17.27%	)	(4.98%	)	(0.15%	)	December 15, 1994
International Value Portfolio—Service Class(1)	(13.38%	)	(0.87%	)	0.78%		May 1, 1996
Limited Term High Yield Portfolio— Service Class(1)(3)	(14.24%	)	(6.46%	)	(4.34%	)	April 30, 1997
Quality Bond Portfolio—Service Class(1)	6.09%		4.72%		5.85%		January 4, 1993
Small Company Stock Portfolio—Service Class(1)	(20.92%	)	(3.62%	)	1.13%		May 1, 1996
Special Value Portfolio—Service Class(1)	(16.41%	)	(0.89%	)	3.00%		January 4, 1993
Stock Index Fund, Inc.—Service Class(1)(4)	(23.54%	)	(2.27%	)	7.47%		January 4, 1993
Socially Responsible Growth Fund, Inc.— Service Class(1)	(30.05%	)	(5.16%	)	5.63%		October 7, 1993
Core Bond Portfolio—Service Class(1)	5.42%		N/A		6.08%		May 1, 2000
Core Value Portfolio—Service Class(1)	(24.30%	)	N/A		(2.48%	)	May 1, 1998
Emerging Leaders Portfolio—Service Class(1)	(21.07%	)	N/A		1.26%		May 1, 2000
Emerging Markets Portfolio—Service Class(1)	(1.86%	)	N/A		(11.74%	)	May 1, 2000
Founders Discovery Portfolio—Service Class(1)	(34.09%	)	N/A		(29.38%	)	May 1, 2000
Founders Growth Portfolio—Service Class(1)	(29.13%	)	N/A		(16.33%	)	May 3, 1999
Founders International Equity Portfolio— Service Class(1)	(28.15%	)	N/A		(16.03%	)	October 1, 1999
Founders Passport Portfolio—Service Class(1)	(16.76%	)	N/A		(10.19%	)	May 3, 1999
Japan Portfolio—Service Class(1)	(11.60%	)	N/A		(23.79%	)	May 1, 2000
MidCap Stock Portfolio—Service Class(1)	(13.76%	)	N/A		(1.60%	)	May 1, 1998
Technology Growth Portfolio—Service Class(1)	(40.36%	)	N/A		(22.59%	)	October 1, 1999

(1)	Service Class Shares were not available until December 31, 2000. The performance figures reflect the performance of the portfolio’s Initial Class Shares through December 29, 2000 and the portfolio’s Service Class Shares thereafter. Because the Service Class shares are subject to a 12b-1 fee, the performance figures presented, with the exception of the 1 year total returns, are higher than they would have been had Service Class Shares been offered for the entire period.
(2)	Formerly known as Small Cap Portfolio.
(3)	Formerly known as Limited Term High Income Portfolio.
(4)	Formerly known as Stock Index Fund.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower.

41

APPENDIX C

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the contract. This Appendix describes certain of the more significant differences in features of the various versions of the contract. There may be additional variations. Please see your actual contract and any attachments for determining your specific coverage.

Contract Form/Endorsement	Approximate First Issue Date
FTCG-501-198 (Contract Form)	January 1998
AE 1142 0100 (endorsement—GMDB)	January 2000
AE 1143 0100 (endorsement—Initial Premium)	January 2000

Product Feature	FTCG-501-198, AE 1142 0100 and AE 1143 0100

Guaranteed Minimum Death Benefit Option(s)	Greater of 5% Annually Compounding through age 85 Death Benefit or Annual Step-Up through age 85 Death Benefit (with a cap of 200%)

Guaranteed Period Options (available in the fixed account)	1, 3, 5 and seven guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%

Asset Rebalancing	Yes

Death Proceeds

Greatest of (1) the account value; or (2) the guaranteed minimum death benefit, plus additional purchase payments received, less any partial withdrawals and any applicable premium taxes from the date of death to the date of payment of the death proceeds.

Distribution Financing Charge	N/A

Is Mortality & Expense Risk Fee different after the annuity date?	No

Dollar Cost Averaging Fixed Account Option	Yes

Service Charge

Assessed at the end of each contract year before the annuity date and at the time of surrender; Waived if the account value exceeds $50,000 on the last business day of the contract year or at the time of surrender. This service charge is deducted pro-rate from each investment option.

42

STATEMENT OF ADDITIONAL INFORMATION

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE®

VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA-2LNY

Offered by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Formerly Transamerica Life Insurance Company of New York)

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Dreyfus/Transamerica Triple Advantage® Variable Annuity offered by Transamerica Financial Life Insurance Company (formerly Transamerica Life Insurance Company of New York) (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2003, by calling 1-877-717-8861, or by writing to the Service Office. The prospectus sets forth information that a prospective investor should know before investing in a contract. Terms used in the current prospectus for the contract are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectus for the contract and the underlying fund portfolios.

Dated: May 1, 2003

1

GLOSSARY OF TERMS	3
THE ANNUITY CONTRACT—GENERAL PROVISIONS	5
Owner	5
Entire Contract	5
Misstatement of Age or Sex	5
Addition, Deletion, or Substitution of Investments	6
Reallocation of Annuity Units After the Annuity Commencement Date	7
Annuity Payment Options	7
Death Benefit	8
Death of Owner	10
Assignment	11
Evidence of Survival	11
Non-Participating	11
Amendments	11
Employee and Agent Purchases	11
Present Value of Future Variable Payments	12
Stabilized Payments	12
CERTAIN FEDERAL INCOME TAX CONSEQUENCES	13
Tax Status of the Contract	13
Taxation of Transamerica	17
INVESTMENT EXPERIENCE	18
Accumulation Units	18
Annuity Unit Value And Annuity Payment Rates	19
HISTORICAL PERFORMANCE DATA	22
Money Market Yields	22
Other Subaccount Yields	23
Total Returns	24
Other Performance Data	24
Adjusted Historical Performance Data	25
PUBLISHED RATINGS	25
STATE REGULATION OF TRANSAMERICA	25
ADMINISTRATION	26
RECORDS AND REPORTS	26
DISTRIBUTION OF THE CONTRACTS	26
VOTING RIGHTS	26
OTHER PRODUCTS	27
CUSTODY OF ASSETS	27
LEGAL MATTERS	27
INDEPENDENT AUDITORS	27
OTHER INFORMATION	28
FINANCIAL STATEMENTS	28

2

GLOSSARY OF TERMS

Account Value—On or before the annuity commencement date, the account value is equal to the owner’s:

•	premium payments; minus
•	partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	any applicable service charges, premium taxes, transfer fees, and any other charges, if any.

Accumulation Unit—An accounting unit of measure used in calculating the account value in the separate account before the annuity commencement date.

Annuitant—The person whose life any annuity payments involving life contingencies will be based on.

Annuity Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the contract date and may not be later than 10 days after the last day of the contract month starting after the annuitant attains age 90, or 10 years from the contract date. The annuity date may have to be earlier for qualified contracts and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application—A written application, order form, or any other information received electronically or otherwise upon which the contract is issued and/or is reflected on the data or specifications page.

Beneficiary—The person who has the right to the death benefit as set forth in the contract.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value—The account value less any applicable surrender charge, service charge, and premium tax charge, if any.

Code—The Internal Revenue Code of 1986, as amended.

Contract Year—A contract year begins on the date in which the contract become effective and on each anniversary thereof.

Excess Premium Surrenders—The amount of a premium payment surrender which is more than the amount that may be taken free from surrender charge.

Fixed Account—A part of the general account of Transamerica. General account assets consist of all of the assets of Transamerica that are not in separate accounts.

3

Guaranteed Period Option—The one year guaranteed interest rate period of the fixed account, which Transamerica may offer and into which premiums may be paid or amounts transferred.

Nonqualified Contract—A contract other than a qualified contract.

Owner—The person who may exercise all rights and privileges under the contract. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a contract.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the contract.

Qualified Contract—A contract issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—Separate Account VA-2LNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the contracts may be allocated.

Service Charge—An annual charge on each contract anniversary for contract maintenance and related administrative expenses. This annual charge is the lesser of 2% of the account value or $30.

Service Office—Transamerica Financial Life Insurance Company, Attention Customer Care Group, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Subaccount—A subdivision within the separate account the assets of which are invested in a specified underlying fund/portfolio.

Surrender Charge—A percentage of each premium payment in an amount from 7% to 0% depending upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the contract. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period—The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the service office. For some transactions, Transamerica may accept an electronic notice. Such electronic notice must meet the requirements Transamerica establishes for such notices. Telephone instructions are not permitted.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the contract, which may be of interest to a prospective purchaser.

THE ANNUITY CONTRACT—GENERAL PROVISIONS

Owner

The contract shall belong to the owner upon issuance of the contract after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the contract; (2) surrender the contract; (3) amend or modify the contract with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the contract. It may be necessary to open a probate estate in order to exercise ownership rights to the contract.

The owner may change the ownership of the contract in a written notice. When this change takes effect, all rights of ownership in the contract will pass to the new owner. A change of ownership may have adverse tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of the owner’s death.

Entire Contract

The contract, any endorsements thereon, and the applications constitute the entire contract between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the contract to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any

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underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity contracts, or from effecting an exchange between series or classes of variable annuity contracts on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the contracts, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the contracts to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

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Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, the owner may reallocate the value of a designated number of annuity units of a subaccount then credited to a contract into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in a subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given contract year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing account value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing account value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the contract. The tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

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Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the contract. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the contract then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the contract by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to an adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death proceeds and account value. The adjusted partial surrender is equal to (1) multiplied by (2) where:

(1) is the amount of the gross partial surrender;

(2) is the adjustment factor = current death benefit prior to the surrender divided by the account value prior to the surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and account value.

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Example 1
$75,000	current guaranteed minimum death benefit before surrender
$50,000	current account value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$ 5,000	surrender charge-free amount (assumes 10% free percentage is available)
$10,000	excess partial surrender — (amount subject to surrender charge)
$ 600	surrender charge on (excess partial surrender) = 0.06 * 10,000
$10,600	reduction in account value due to excess partial surrender = 10,000 + 600
$15,600	Total gross partial surrender
$23,400	Adjusted partial surrender = $15,600 * (75,000/50,000)
$51,600	New guaranteed minimum death benefit (after surrender) = 75,000 – 23,400
$34,400	New account value (after surrender) = 50,000 – 15,600

Summary:
Reduction in guaranteed minimum death benefit	= $23,400
Reduction in account value	= $15,600

Note, the guaranteed minimum death benefit is reduced more than the account value since the guaranteed minimum death benefit was greater than the account value just prior to the surrender.

Example 2
$50,000	current guaranteed minimum death benefit before surrender
$75,000	current account value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$ 7,500	surrender charge-free amount (assumes 10% free percentage is available)
$ 7,500	excess partial surrender – (amount subject to surrender charge)
$ 450	surrender charge on (excess partial surrender) = 0.06 * 7,500
$ 7,950	reduction in account value due to excess partial surrender = 7,500 + 450
$15,450	=total gross partial surrender
$15,450	adjusted partial surrender = $15,450 * (75,000/75,000)
$34,550	new guaranteed minimum death benefit (after surrender) = 50,000 – 15,450
$59,550	new account value (after surrender) = 75,000 – 15,450

Summary:
Reduction in the guaranteed minimum death benefit	= $15,450
Reduction in account value	= $15,450

Note, the guaranteed minimum death benefit and account value are reduced by the same amount since the account value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a

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court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

Upon receipt of this proof and an election of a method of settlement and return of the contract, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity commencement date, the death benefit must (1) be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, such spouse may elect to continue the contract as the new annuitant and owner instead of receiving the death benefit.

If an owner is not the annuitant, and dies prior to the annuity commencement date, new owner may surrender the contract at any time for the amount of the adjusted account value. If the new owner is not the deceased owner’s spouse, however, the adjusted account value must be distributed: (1) within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the contract as a new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary .) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the contract must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified contracts.

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Assignment

During the lifetime of the annuitant the owner may assign any rights or benefits provided by the contract if your contract is a nonqualified contract. An assignment will not be binding on Transamerica until a copy has been filed at its service office. The rights and benefits of the owner and beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless the owner so directs by filing written notice with Transamerica, no beneficiary may assign any payments under the contract before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified contracts is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The contract will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the contract is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the contract.

Transamerica reserves the right to amend the contracts to meet the requirements of the Code, regulations or published rulings. An owner can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the contract or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the contract due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other

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circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your contract anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your contract anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

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Hypothetical Changes in Annuity Units with Stabilized Payments*
AIR	5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment	$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a contract, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Contract

The following discussion is based on the assumption that the contract qualifies as an annuity contract for federal income tax purposes.

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Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements with each underlying fund portfolio company which requires the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. Several years ago, the IRS stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which contractholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets.”

The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, you have the choice of more subaccounts in which to allocate premiums and account values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the contracts as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of the owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the annuity commencement date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the contract must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in Section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the contract, then the contract may be continued with the surviving spouse as the new owner. Under the contract, the beneficiary is the designated beneficiary of an owner/annuitant and the surviving joint owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner, and any death or change of such primary annuitant shall be

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treated as the death of an owner. The nonqualified contracts contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the contracts satisfy all such Code requirements. The provisions contained in the contracts will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified contracts, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions of certain after tax contributions, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Contracts. The qualified contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the contracts or our contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law.

For qualified plans under section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70½. Each owner is responsible for requesting distributions under the contract that satisfy applicable tax rules.

Transamerica makes no attempt to provide more than general information about use of the contract with the various types of retirement plans. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the contract as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the deductible amount specified in the Code ($3,000 for 2002), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or surrenders must begin no later than April 1 of the calendar year following

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the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the account value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as a traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The contract provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the contract as an IRA. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the contract, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3,000 for 2002). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59½, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The contract includes a death benefit that in some cases may exceed the greater of the premium payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, separation from service, disability, or financial hardship, except

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that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the contract is assigned or transferred to any individual as a means to provide benefit payments. The contract includes a death benefit that in some cases may exceed the greater of the premium payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-government Section 457 plans all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the account value as of the close of the taxable year and all previous distributions under the contract over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the contract. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a contract where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a contract acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified contract (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single premium payment; instead, such contracts are taxed as described above under the heading “Taxation of Annuities.”

Taxation of Transamerica

Transamerica at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. Transamerica does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, Transamerica may make a charge to that account.

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INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affects the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b), and subtracting (c) from the result, where:

(a) is the net result of:

(1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2) The per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3) a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount and for which it has created a reserve;

(b) is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

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(c)	is the charge for mortality and expense risk during the valuation period equal on an annual basis to X percent of the daily net asset value of the subaccount, where “X” depends on the Death Benefit Option and contract year, plus the 0.15% annual administrative charge.

Illustration of Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

(Assumes Return of Premium Death Benefit.)

Net Investment Factor =	(A + B – C) – E
D

Where: A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for mortality and expense risk fees and administrative charges, which totals 1.30% on an annual basis.
On a daily basis = 0.0000353875

Then, the net investment factor =	(11.57 + 0 – 0) – 0.0000353875 = Z = 1.0148768932
11.40

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where: A =	The accumulation unit value for the immediately preceding valuation period.
Assume = $X
B =	The net investment factor for the current valuation period.
Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value And Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net

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investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of 0.99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The contract also contains a table for determining the adjusted age of the annuitant.

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Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = A * B * C

Where: A =	Annuity unit value for the immediately preceding valuation period.
Assume = $ X
B =	Net Investment Factor for the valuation period for which the annuity unit value is being calculated.
Assume = Y
C =	A factor to neutralize the Assumed Investment Return of 5% built into the annuity tables used.
Assume = Z
Then, the annuity unit value is: $ X * Y * Z = $ Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A*B
1,000

Where: A =	The account value as of the annuity commencement date.
Assume = $X
B =	The annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the contract.
Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y = $Z
1,000

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Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units = A

B

Where: A =	The dollar amount of the first monthly variable annuity payment.
Assume = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume = $Y

Then, the number of annuity units =	$X = Z
$Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Money Market Subaccount, which invests in the Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account; having a balance of 1 unit of the Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current Yield will be calculated according to the following formula:

Current Yield = ((NCS – ES)/UV) * (365/7)

Where:

NCS	=

The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract. Surrender charges range

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from 7% to 0% of the amount of premium surrendered based on the contract year since payment of the premium. However, surrender charges will not be assessed after the seventh contract year.

Transamerica may also disclose the effective yield of the Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	=

The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and its operating expenses. For the seven days ended December 31, 2002, the yield of the Money Market Subaccount was (0.505%), and the effective yield was (0.504%) for the Greater of 5% Annually Compounding through age 85 Death Benefit or Annual Step-Up through age 85 Death Benefit. There is no yield or effective yield for the Annual Step-Up Death Benefit or Return of Premium Death Benefit for the seven days ended December 31, 2002, because those death benefits were not available during that period.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the Mortality and Expense Risk Charge. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI – ES)/(U – UV)) + 1)6 – 1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.

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ES	=	Expenses of the subaccount for the 30-day period.
U	=	The average number of units outstanding.
UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract. Surrender charges range from 7% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P(1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

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Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV / P) – 1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of contract charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance contracts in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Department may determine the items are correct. Transamerica’s books and accounts are subject to review by the Department of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

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ADMINISTRATION

Transamerica performs administrative services for the contracts. These services include issuance of the contracts, maintenance of records concerning the contracts, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the contracts is continuous and Transamerica does not anticipate discontinuing the offering of the contracts, however, Transamerica reserves the right to do so.

Prior to May 1, 2002, the co-principal underwriters of the contracts were Transamerica Securities Sales Corporation (“TSSC”) and Transamerica Financial Resources, Inc. (“TFR”). During fiscal years 2002, 2001 and 2000, $486,731.95, $1,770,774.93, and $7,700,616.77, respectively, in commissions was paid to TSSC and TFR as co-underwriters of the contracts; no amounts were retained by TSSC or TFR. As of May 1, 2002, AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the contracts and may enter into agreements with broker-dealers for the distribution of the contracts. During fiscal year 2002, $1,928,585.21 commissions was paid to AFSG Securities Corporation as underwriter of the contracts; no amounts were retained by AFSG Securities Corporation.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios’ shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your account value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

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After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the contract decrease. The person’s number of votes will be determined by dividing the reserve for the contract allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all contracts participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica may make other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds the assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice for Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the contracts.

INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Transamerica as of December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of subaccounts of the Separate Account VA-2LNY, which are available for investment by the Dreyfus/Transamerica Triple Advantage® Variable Annuity contract owners as of December 31, 2002, and for the periods indicated thereon, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa, 50309.

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OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the contracts discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of the subaccounts of the Separate Account VA-2LNY, which are available for investment by the Dreyfus/Transamerica Triple Advantage® Variable Annuity contract owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

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Financial Statements and Schedules—Statutory Basis

AUSA Life Insurance Company, Inc.

Years Ended December 31, 2002, 2001, and 2000

AUSA Life Insurance Company, Inc.

Financial Statements and Schedules—Statutory Basis

Years Ended December 31, 2002, 2001, and 2000

Report of Independent Auditors	1

Audited Financial Statements

Balance Sheets—Statutory Basis	3
Statements of Operations—Statutory Basis	5
Statements of Changes in Capital and Surplus—Statutory Basis	6
Statements of Cash Flow—Statutory Basis	7
Notes to Financial Statements—Statutory Basis	9

Statutory-Basis Financial Statement Schedules

Summary of Investments—Other Than Investments in Related Parties	45
Supplementary Insurance Information	46
Reinsurance	47

Report of Independent Auditors

The Board of Directors

AUSA Life Insurance Company, Inc.

We have audited the accompanying statutory-basis balance sheets of AUSA Life Insurance Company, Inc. (an indirect wholly owned subsidiary of AEGON N.V.) as of December 31, 2002 and 2001, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2002. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits. We did not audit the “separate account assets” and “separate account liabilities” included in the statutory-basis balance sheets of the Company. The Separate Account balance sheets were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Accounts, is based solely upon the reports of the other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of AUSA Life Insurance Company, Inc. at December 31, 2002 and 2001, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2002.

However, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of AUSA Life Insurance Company, Inc. at December 31, 2002 and 2001, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2002, in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York. Also, in our opinion, the related statutory-basis financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2002 and 2001 AUSA Life Insurance Company, Inc. changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Department of Insurance of the State of New York.

/s/    ERNST & YOUNG LLP

Des Moines, Iowa

February 14, 2003

AUSA Life Insurance Company, Inc.

Balance Sheets—Statutory Basis

(Dollars in Thousands, Except per Share Data)

	December 31
	2002	2001
Admitted assets
Cash and invested assets:
Bonds	$4,748,005	$4,403,548
Stocks:
Preferred	4,306	4,207
Common, at market (cost: $30,280 in 2002 and $173,440 in 2001)	32,407	177,659
Mortgage loans on real estate	448,966	439,685
Real estate	239	1,009
Policy loans	17,457	13,440
Net short-term notes receivable from affiliates	81,300	71,300
Cash and short-term investments	325,133	148,906
Other invested assets	24,712	19,504

Total cash and invested assets	5,682,525	5,279,258

Receivable from parent, subsidiaries and affiliates	—	30,858
Premiums deferred and uncollected	66,646	51,977
Accrued investment income	70,332	69,264
Federal and foreign income tax recoverable	3,092	—
Net deferred income tax asset	39,853	—
Goodwill	—	12,852
Reinsurance receivable	20,584	37,331
Other admitted assets	17,737	12,470
Separate account assets	6,156,589	6,507,715

Total admitted assets	$12,057,358	$12,001,725

	December 31
	2002	2001
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$430,961	$375,569
Annuity	4,342,514	4,039,430
Accident and health	18,223	18,295
Policy and contract claim reserves:
Life	25,485	66,616
Accident and health	876	11,697
Liability for deposit type contracts	136,528	127,921
Other policyholders’ funds	683	659
Transfers to separate accounts due or accrued	(3,653)	(6,767)
Remittances and items not allocated	66,126	123,358
Asset valuation reserve	20,232	49,278
Interest maintenance reserve	21,548	20,112
Funds held under coinsurance and other reinsurance treaties	140,567	161,370
Reinsurance in unauthorized companies	6,996	13,650
Commissions and expense allowances payable on reinsurance assumed	18,410	14,372
Payable for securities	13,526	—
Payable to affiliates	31,992	—
Consideration to MONY pursuant to acquisition agreement	71,886	—
Payable under assumption reinsurance agreement	18,787	25,899
Provision for experience rating refunds	243	(11,156)
Other liabilities	26,761	13,494
Federal income taxes payable	—	16,467
Separate account liabilities	6,147,389	6,496,580

Total liabilities	11,536,080	11,556,844

Capital and surplus:
Common stock, $125 per share par value, 20,000 shares authorized, 16,466 issued and outstanding	2,058	2,058
Preferred stock, $10 per share par value, 44,175 shares authorized, issued and outstanding	442	442
Paid-in surplus	449,180	319,180
Special surplus	2,226	2,282
Unassigned surplus	67,372	120,919

Total capital and surplus	521,278	444,881

Total liabilities and capital and surplus	$12,057,358	$12,001,725

See accompanying notes.

AUSA Life Insurance Company, Inc.

Statements of Operations—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Revenue:
Premiums and other considerations, net of reinsurance:
Life	$215,610	$143,732	$43,850
Annuity	1,548,445	1,473,146	1,529,202
Accident and health	46,602	42,687	30,541
Net investment income	339,632	348,703	330,718
Amortization of interest maintenance reserve	3,814	686	544
Commissions and expense allowances on reinsurance ceded	82,856	30,257	453
Income from fees associated with investment management, administration and contract guarantees for separate accounts	46,941	53,318	58,734
Consideration on reinsurance recaptured	77,057	—	—
Other income	5,614	2,105	1,755

	2,366,571	2,094,634	1,995,797
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	157,111	243,472	32,059
Surrender benefits	1,555,456	1,456,121	1,631,618
Other benefits	29,351	38,826	25,993
Increase (decrease) in aggregate reserves for policies and contracts:
Life	54,132	(100,418)	22,249
Annuity	301,951	188,999	(109,841)
Accident and health	(73)	1,820	43
Other	—	—	2,362
Increase in liability for deposit type funds	—	—	128,146

	2,097,928	1,828,820	1,732,629
Insurance expenses:
Commissions	107,241	113,754	48,590
General insurance expenses	80,001	59,498	58,850
Taxes, licenses and fees	4,756	1,922	1,771
Net transfers to (from) separate accounts	(40,770)	9,549	69,726
Consideration to MONY pursuant to acquisition agreement	71,886	—	—
Other expenses	54,569	7,776	(44)

	277,683	192,499	178,893

Total benefits and expenses	2,375,611	2,021,319	1,911,522
Gain (loss) from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	(9,040)	73,315	84,275
Dividends to policyholders	3	52	—

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments	(9,043)	73,263	84,275
Federal income tax expense	11,486	40,532	20,713

Gain (loss) from operations before net realized capital gains (losses) on investments	(20,529)	32,731	63,562
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to interest maintenance reserve)	(84,135)	(74,452)	1,023

Net income (loss)	$(104,664)	$(41,721)	$64,585

See accompanying notes.

AUSA Life Insurance Company, Inc.

Statements of Changes in Capital and

Surplus—Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2000	$2,500	$—	$319,180	$2,017	$69,798	$393,495
Net income	—	—	—	152	64,433	64,585
Change in non-admitted assets	—	—	—	—	683	683
Change in unrealized capital gains/losses	—	—	—	—	(540)	(540)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	383	383
Change in surplus in separate accounts	—	—	—	—	(508)	(508)
Change in asset valuation reserve	—	—	—	—	(7,592)	(7,592)

Balance at December 31, 2000	2,500	—	319,180	2,169	126,657	450,506
Net loss	—	—	—	113	(41,834)	(41,721)
Change in unrealized capital gains/losses	—	—	—	—	2,450	2,450
Change in non-admitted assets	—	—	—	—	(3)	(3)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(13,489)	(13,489)
Change in asset valuation reserve	—	—	—	—	41,311	41,311
Cumulative effect of change in accounting principles	—	—	—	—	(1,365)	(1,365)
Net change in surplus in separate accounts	—	—	—	—	(113)	(113)
Tax benefits on stock options exercised	—	—	—	—	805	805
Exchange of common stock for preferred stock	(442)	442	—	—	—	—
Reinsurance transaction	—	—	—	—	6,500	6,500

Balance at December 31, 2001	2,058	442	319,180	2,282	120,919	444,881
Capital contribution	—	—	130,000	—	—	130,000
Net loss	—	—	—	(56)	(104,608)	(104,664)
Change in non-admitted assets	—	—	—	—	(4,967)	(4,967)
Change in unrealized capital gains/losses	—	—	—	—	(17,198)	(17,198)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	6,654	6,654
Cumulative effect of change in accounting principle	—	—	—	—	24,860	24,860
Change in net deferred income tax asset	—	—	—	—	6,098	6,098
Change in reserve on account of change in valuation basis	—	—	—	—	(721)	(721)
Change in asset valuation reserve	—	—	—	—	29,046	29,046
Tax benefits on stock options exercised	—	—	—	—	38	38
Reinsurance transactions	—	—	—	—	7,805	7,805
Net change in surplus in separate account	—	—	—	—	(554)	(554)

Balance at December 31, 2002	$2,058	$442	$449,180	$2,226	$67,372	$521,278

See accompanying notes.

AUSA Life Insurance Company, Inc.

Statements of Cash Flow—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Operating activities
Premiums and other considerations received, net of reinsurance	$1,794,700	$1,619,965	$1,600,464
Allowances and reserve adjustments received on reinsurance ceded	40,512	34,147	443
Investment income received	342,789	342,428	318,749
Other income received	82,168	310,338	4,160
Life and accident and health claims paid	(187,524)	(207,815)	(33,956)
Surrender benefits and other fund withdrawals	(1,555,546)	(1,456,762)	(1,631,618)
Annuity and other benefits to policyholders	(20,170)	(39,568)	(24,644)
Commissions, other expenses and taxes paid	(195,473)	(161,616)	(121,176)
Net transfers (to) from separate account	89,786	41,360	(13,323)
Federal income taxes paid	(31,008)	(19,878)	(28,602)
Dividends paid to policyholders	—	(52)	—
Other	(35,747)	(458)	(5,692)

Net cash provided by operating activities	324,487	462,089	64,805

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	4,662,244	2,865,488	1,602,375
Stocks	168,852	196,080	—
Mortgage loans on real estate	70,374	50,218	76,779
Real estate	412	22	19,110
Miscellaneous proceeds	(2,020)	(2)	201
Other invested assets	14,400	—	26,226

Total investment proceeds	4,914,262	3,111,806	1,724,691
Income taxes received on net realized capital gains/losses	4,050	6,793	5,313

Net proceeds from sales, maturities, or repayments of investments	4,918,312	3,118,599	1,730,004
Cost of investments acquired:
Bonds	(5,064,135)	(3,340,553)	(1,729,272)
Stocks	(61,299)	(273,369)	(128,316)
Mortgage loans on real estate	(82,951)	(60,134)	(56,253)
Real estate	—	(1,033)	(703)
Miscellaneous applications	(10,000)	—	(228)
Other invested assets	(23,091)	(10,000)	—

Total cost of investments acquired	(5,241,476)	(3,685,089)	(1,914,772)
Net decrease (increase) in policy loans	(4,017)	(10,235)	71

Net cost of investments acquired	(5,245,493)	(3,695,324)	(1,914,701)

Net cash used in investing activities	(327,181)	(576,725)	(184,697)

AUSA Life Insurance Company, Inc.

Statements of Cash Flow—Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Other cash provided:
Capital and surplus paid-in	$130,000	$—	$—
Deposits on deposit type contract funds and other liabilities without life or disability contingencies	3,357	4,077	—
Other sources	113,887	295,772	88,067

Total cash provided	247,244	299,849	88,067

Other cash applied:
Withdrawals on deposit type contract funds and other liabilities without life or disability contingencies	(4,212)	(4,154)	—
Other applications, net	(64,111)	(75,372)	(6,346)

Total other cash applied	(68,323)	(79,526)	(6,346)

Net cash provided by financing and miscellaneous activities	178,921	220,323	81,721

Increase (decrease) in cash and short-term investments	176,227	105,687	(38,171)
Cash and short-term investments at beginning of year	148,906	43,219	81,390

Cash and short-term investments at end of year	$325,133	$148,906	$43,219

See accompanying notes.

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share Data)

December 31, 2002

1. Organization and Summary of Significant Accounting Policies

Organization

AUSA Life Insurance Company, Inc. (the Company) is a stock life insurance company and is a wholly owned subsidiary of First AUSA Life Insurance Company (First AUSA), an indirect wholly owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Effective September 24, 1993, First AUSA purchased from The Dreyfus Corporation (Dreyfus), its entire interest in Dreyfus Life Insurance Company and subsequently changed the name to AUSA Life Insurance Company, Inc. On December 31, 1993, the Company entered into an assumption reinsurance agreement with Mutual of New York (MONY) to transfer certain group pension business of MONY to the Company.

Nature of Business

The Company primarily sells fixed and variable annuities, group life coverages, and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments:  Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, the Company accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Investments in real estate are reported net of related obligations rather than on a gross basis. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves:  Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Policy Acquisition Costs:  The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets:  Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies:  Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves:  Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance:  A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes:  Effective October 1, 2002, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross of deferred tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not expected to be realizable.

Statements of Cash Flow:  Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

For the year ended December 31, 2001, deferred taxes are not recognized by the State of New York. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

A reconciliation of the Company’s net loss for the year ended December 31, 2001 and capital and surplus at December 31, 2001 between NAIC SAP and practices prescribed or permitted by the Department of Insurance of the State of New York is shown below:

Net loss as presented herein	$(41,721)
State prescribed practices	—
State permitted practices	—

Net loss, NAIC SAP	$(41,721)

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Statutory surplus as presented herein	$442,381
State prescribed practices:
Deferred taxes	6,081
State permitted practices	—

Statutory surplus, NAIC SAP	$448,462

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks are carried at market and the related unrealized captal gains or losses are reported in unassigned surplus. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other “admitted assets” are valued principally at cost.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses.

Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2002 and 2001, the Company excluded investment income due and accrued of $8,139 and $2,994 respectively, with respect to such practices.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying value of the investment is reduced to its estimated realizable value, or fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Deferred income for unrealized gains and losses on the securities valued at market at the time of the assumption reinsurance agreement (described in Note 6) are returned to MONY at the time of realization pursuant to the agreement.

Premiums

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits incurred. Prior to January 1, 2001, life, annuity, accident and health premiums were recognized as revenue when due.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.50 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 8.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GIC)s and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force.” These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserves in the statement of operations.

Separate Accounts

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Guaranteed separate account assets and liabilities are reported at estimated fair value except for certain government and fixed-rate separate accounts, which are carried at amortized cost.

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

Reclassifications

Certain reclassifications have been made to the 2001 and 2000 financial statements to conform to the 2002 presentation.

2. Accounting Changes

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of New York. Effective January 1, 2001, the State of New York required that insurance companies domiciled in the State of New York prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of New York insurance commissioner.

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

2. Accounting Changes (continued)

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principle, as an adjustment that decreased capital and surplus, of $1,365 as of January 1, 2001. This amount included the release of mortgage loan prepayment fees from IMR of $1,069 and the elimination of the cost of collection liability of $96 offset by the release of mortgage loan origination fees of $772 and bond writedowns of $1,758.

Effective October 1, 2002, as a result in a change in New York regulations, the Company adopted SSAP 10, Income Taxes. The effect of this accounting change resulted in an increase in capital and surplus of $24,860 and was accounted for as a cumulative effect of a change in accounting principles.

Effective January 1, 2003, the Company will adopt the provisions of SSAP No. 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions. SSAP No. 86 supercedes SSAP No. 31, Derivative Instruments, and is effective for derivative transactions entered into or modified on or after January 1, 2003. SSAP No. 31 continues to apply to derivative transactions in place prior to January 1, 2003, however the Company can elect to apply SSAP No. 86 to these transactions as well. The Company has elected to adopt SSAP No. 86 for all existing and future derivative transactions. SSAP No. 86 adopts the general framework of Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivatives and Hedging Activities, which addresses the accounting for derivatives in accordance with accounting principles generally accepted in the United States. SSAP No. 86 differs from SFAS No. 133 in that it allows the derivative instrument to be carried consistent in a manner with the hedged item rather than at fair value. SSAP No. 86 also does not require the separate accounting for embedded derivatives as required by SFAS No. 133. The Company believes that the adoption of this statement will not have a material impact on the Company’s results of operations in future periods.

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

3. Capital Structure

During 2001, the Company exchanged 3,534 shares of its common stock with 44,175 shares of preferred stock. The par value of the preferred stock is $10 per share and is non-voting. The liquidation value is equal to par value plus the additional paid-in capital at the time of issuance. Holders of the preferred shares shall be entitled to a 6% non-cumulative dividend.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for bonds (including redeemable preferred stocks) are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common and preferred stocks are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying amount.

Interest rate swaps: Estimated fair values of interest rate swaps are based upon the pricing differential for similar swap agreements.

Short-term notes receivable from affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying value.

Separate account assets: The fair values of separate account assets are based on quoted market prices.

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Fair Values of Financial Instruments (continued)

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2002		2001
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$325,133	$325,133	$148,906	$148,906
Bonds	4,748,005	4,930,286	4,403,548	4,471,576
Preferred stocks	4,306	4,434	4,207	4,146
Common stocks	32,407	32,407	177,659	177,659
Mortgage loans on real estate	448,966	509,914	439,685	467,958
Policy loans	17,457	17,457	13,440	13,440
Interest rate swap	10	9,383	34	10,633
Short-term notes receivable from affiliates	81,300	81,300	71,300	71,300
Separate account assets	6,156,589	6,182,216	6,507,715	6,516,581

Liabilities
Investment contract liabilities	4,479,042	4,379,563	4,167,351	4,146,920
Separate account annuity liabilities	5,979,646	5,980,260	6,372,829	6,363,288

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2002
Bonds:
United States Government and agencies	$321,050	$6,921	$357	$327,614
State, municipal and other government	128,192	9,441	94	137,539
Public utilities	379,647	18,874	16,108	382,413
Industrial and miscellaneous	2,877,046	179,240	25,011	3,031,275
Mortgage-backed and asset-backed securities	1,042,070	41,751	32,376	1,051,445

	4,748,005	256,227	73,946	4,930,286
Preferred stocks	4,306	128	—	4,434

	$4,752,311	$256,355	$73,946	$4,934,720

December 31, 2001
Bonds:
United States Government and agencies	$99,676	$2,593	$389	$101,880
State, municipal and other government	132,683	4,504	377	136,810
Public utilities	376,928	10,765	3,403	384,290
Industrial and miscellaneous	2,671,045	88,595	46,039	2,713,601
Mortgage-backed and asset-backed securities	1,123,216	24,414	12,635	1,134,995

	4,403,548	130,871	62,843	4,471,576
Preferred stocks	4,207	8	69	4,146

	$4,407,755	$130,879	$62,912	$4,475,722

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$312,666	$317,042
Due after one year through five years	2,259,112	2,373,598
Due after five years through ten years	861,614	902,487
Due after ten years	272,543	285,714

	3,705,935	3,878,841
Mortgage-backed and asset-backed securities	1,042,070	1,051,445

	$4,748,005	$4,930,286

A detail of net investment income is presented below:

	Year Ended December 31
	2002	2001	2000
Interest on bonds and notes	$296,340	$308,043	$291,370
Mortgage loans on real estate	37,650	35,193	35,501
Real estate	236	194	709
Dividends on common and preferred stocks	991	823	—
Interest on policy loans	1,197	746	189
Derivative instruments	10,846	4,864	550
Other investment income	2,286	7,640	11,268

Gross investment income	349,546	357,503	339,587
Less investment expenses	9,914	8,800	8,869

Net investment income	$339,632	$348,703	$330,718

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments (continued)

Proceeds from sales and maturities of bonds and related gross realized gains and losses were as follows:

	Year Ended December 31
	2002	2001	2000
Proceeds	$4,662,244	$2,865,488	$1,602,375

Gross realized gains	$46,052	$25,118	$6,526
Gross realized losses	(86,247)	(58,306)	(28,546)

Net realized losses	$(40,195)	$(33,188)	$(22,020)

Gross realized losses include $53,920 and $40,103 related to losses recognized on other than temporary declines in market values of bonds for the years ended December 31, 2002 and 2001, respectively.

At December 31, 2002, investments with an aggregate carrying amount of $4,331 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

	Realized
	Year Ended December 31
	2002	2001	2000
Bonds	$(40,195)	$(33,188)	$(22,020)
Common stocks	(35,184)	(34,553)	—
Preferred stocks	—	(207)	—
Cash short-term investments	(2)	(2)	—
Mortgage loans on real estate	(3,470)	(1,489)	209
Real estate	(358)	(2)	1,690
Derivative instruments	(1,919)	—	—
Other invested assets	(1,807)	(726)	(81)

	(82,935)	(70,167)	(20,202)
Federal income tax effect	4,050	6,793	5,313
Transfer (to) from interest maintenance reserve	(5,250)	(11,078)	15,912

Net realized capital gains (losses) on investments	$(84,135)	$(74,452)	$1,023

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments (continued)

	Changes in Unrealized
	Year Ended December 31
	2002	2001	2000
Bonds	$(10,428)	$(418)	$(1,302)
Preferred stocks	(324)	—	—
Common stocks	(2,092)	3,458	773
Mortgage loans on real estate	(2,557)	(288)	(11)
Other invested assets	(1,797)	(302)	—

Change in net unrealized capital gains/losses	$(17,198)	$2,450	$(540)

Gross unrealized gains (losses) in common stocks were as follows:

	December 31
	2002	2001
Unrealized gains	$3,945	$12,812
Unrealized losses	(1,818)	(8,593)

Net unrealized gains	$2,127	$4,219

During 2002, the Company issued mortgage loans with interest rates ranging from 3.8% to 9.0%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 78%. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property. As of December 31, 2002, the Company had no mortgage loans with interest more than 180 days overdue.

During 2002, 2001, and 2000, there were no mortgage loans that were foreclosed and transferred to real estate. At December 31, 2002 and 2001, the Company held a mortgage loan loss reserve in the AVR of $20,232 and $31,221, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Geographic Distribution				Property Type Distribution
	December 31			December 31
	2002	2001		2002	2001
South Atlantic	25%	31%	Office	32%	35%
E. North Central	17	16	Retail	26	22
Pacific	15	13	Industrial	23	22
Mid-Atlantic	13	11	Medical	7	7
Mountain	15	10	Agricultural	8	7
W. South Central	7	10	Apartment	3	4
New England	2	4	Other	1	3
W. North Central	3	3
E. South Central	3	2

The Company utilizes interest rate swap agreements as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company’s exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments (continued)

At December 31, 2002 and 2001, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	December 31
	2002	2001
Derivative securities:
Interest rate swaps:
Receive fixed—pay floating	$276,400	$224,700
Receive floating—pay fixed	47,916	61,090

6. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts for the year ended December 31:

	Year Ended December 31
	2002	2001	2000
Direct premiums	$1,609,421	$1,544,041	$1,601,477
Reinsurance assumed	562,771	467,764	4,504
Reinsurance ceded	(361,535)	(352,240)	(2,388)

Net premiums earned	$1,810,657	$1,659,565	$1,603,593

The Company received reinsurance recoveries in the amounts of $202,939, $39,901, and $2,900 during 2002, 2001, and 2000, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2002 and 2001 of $452,858 and $467,111, respectively.

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Reinsurance (continued)

On December 31, 1993, the Company and Mutual of New York (MONY) entered into an assumption reinsurance agreement whereby all of the general account liabilities were novated to the Company from MONY as state approvals were received. In accordance with the agreement, MONY received payments relating to the performance of the assets and liabilities that existed at the date of closing for a period of nine years. These payments have been reduced for certain administrative expenses as defined in the agreement. The Company has recognized operating gains and losses on new deposits into existing accounts received after December 31, 1993, and on all new accounts established after that date. On December 31, 2002, the Company purchased from MONY the remaining transferred business inforce for $71,886, which was charged to expense. At December 31, 2002 and 2001, the Company also owed MONY $18,787 and $25,899, respectively, which represents the amount earned by MONY under the gain sharing calculation and certain fees for investment management services for the respective years. In connection with the transaction, MONY purchased $150,000 and $50,000 in Series A and Series B notes, respectively, of AEGON. During 2002, the Series B note was repaid to MONY.

AEGON provides general and administrative services for the transferred business under a related agreement with MONY. The agreement specifies prescribed rates for expenses to administer the business up to certain levels. In addition, AEGON also provides investment management services on the assets underlying the new business written by the Company while MONY continues to provide investment management services for assets supporting the remaining policy liabilities which were transferred at December 31, 1993.

During 2002, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $9,953, which was credited directly to unassigned surplus.

During 2002, the Company recaptured a reinsurance agreement from a non-affiliated company. As a result of this recapture, the Company recorded consideration on reinsurance recaptured and change in reserves of $77,057. The Company paid $6,000 to the former reinsurer and received approximately $83,000 of cash and invested assets that support the policyholder liabilities.

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Reinsurance (continued)

During 2001, the Company assumed certain traditional life insurance contracts from Transamerica Occidental Life Insurance Company, an affiliate. The Company recorded goodwill of $14,280 related to this transaction. The related amortization for 2002 was $1,385. The remaining goodwill balance has been non-admitted at December 31, 2002.

During 2001, the Company entered into an indemnity reinsurance agreement on an inforce block of business with an unaffiliated company. The net of tax impact of $6,500 related to this transaction has been recorded directly to unassigned surplus.

7. Income Taxes

The components of the net deferred income tax asset are comprised of the following:

	December 31, 2002	October 1, 2002
Deferred tax components:
Gross deferred income tax assets	$106,060	$100,593
Gross deferred income tax liabilities	12,328	12,959
Deferred income tax assets nonadmitted	53,879	62,774

Net deferred income tax asset	$39,853	$24,860

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Income Taxes (continued)

The components of deferred taxes, as well as the net change for the period from October 1, 2002 to December 31, 2002, are as follows:

	December 31, 2002	October 1, 2002	Net Change
Deferred income tax assets:
Nonadmitted assets	$6,070	$5,118	$952
Loss carryforwards	10,789	6,770	4,019
Deferred acquisition costs	16,570	16,667	(97)
Reserves	13,289	11,506	1,783
Tax ceding commissions	25,219	25,572	(353)
Unrealized capital losses	32,183	37,688	(5,505)
Other	1,940	(2,728)	4,668

Total deferred income tax assets	$106,060	$100,593	$5,467

Deferred income tax assets—nonadmitted	$53,879	$62,774	$(8,895)

Deferred income tax liabilities:
Section 807(f) adjustments	$538	$561	$(23)
MONY adjustments	2,925	1,273	1,652
Reinsurance transactions	4,014	4,139	(125)
Unrealized capital gains	4,652	6,852	(2,200)
Other	199	134	65

Total deferred income tax liabilities	$12,328	$12,959	$(631)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

	Year Ended December 31
	2002	2001	2000
Income tax expense computed at the federal statutory rate (35%)	$(3,165)	$25,642	$29,496
§197 intangibles	24,704	—	—
Amortization of IMR	(1,335)	—	—
Deferred acquisition costs—tax basis	(1,617)	758	554
Dividends received deduction	(2,637)	(4,579)	(3,294)
Investment income items	(8)	(3,020)	(2,688)
Prior year under (over) accrual	(7,000)	3,456	(1,707)
Reinsurance transactions	3,235	2,275	—
Tax reserve valuation	1,345	16,281	(189)
All other adjustments	(2,036)	(281)	(1,459)

Federal income tax expense	$11,486	$40,532	$20,713

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to net realized capital gains (losses) on investments due to the agreement between MONY and the Company, as discussed in Note 5 to the financial statements. In accordance with this agreement, these gains and losses are included in the net payments MONY will receive relating to the performance of the assets that existed at the date of closing. Accordingly, income taxes relating to gains and losses on such assets are not provided on the income tax return filed by the Company.

Capital loss carryforwards of $30,826 originated during 2002 and will expire in 2007 if unused.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders’ surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders’ surplus account ($2,427 at December 31, 2002).

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Income Taxes (continued)

To the extent dividends are paid from the amount accumulated in the policyholders’ surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders’ surplus account become taxable, the tax thereon computed at current rates would amount to approximately $849.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. The examination fieldwork for 1996 through 1997 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. An examination of 1998 through 2000 is currently in process.

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

	December 31
	2002		2001
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$1,470,289	14%	$1,189,014	11%
Subject to discretionary withdrawal at book value less surrender charge	1,123,650	11	1,053,472	10
Subject to discretionary withdrawal at market value	3,031,140	29	3,868,695	37
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	2,240,595	21	2,171,750	20
Not subject to discretionary withdrawal	2,599,270	25	2,338,240	22

	10,464,944	100%	10,621,171	100%

Less reinsurance ceded	—		77,057

Total policy reserves on annuities and deposit fund liabilities	$10,464,944		$10,544,114

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2002, 2001 and 2000 is as follows:

	Guaranteed Separate Account	Non-guaranteed Separate Account	Total
Premiums, deposits and other considerations for the year ended December 31, 2002	$405,730	$768,125	$1,173,855

Reserves at December 31, 2002 for separate accounts with assets at:
Fair value	$2,251,332	$2,888,948	$5,140,280
Amortized cost	847,122	—	847,122

Total	$3,098,454	$2,888,948	$5,987,402

Premiums, deposits and other considerations for the year ended December 31, 2001	$142,549	$912,082	$1,054,631

Reserves at December 31, 2001 for separate accounts with assets at:
Fair value	$2,075,015	$3,698,038	$5,773,053
Amortized cost	603,563	—	603,563

Total	$2,678,578	$3,698,038	$6,376,616

Premiums, deposits and other considerations for the year ended December 31, 2000	$107,736	$946,851	$1,054,587

Reserves at December 31, 2000 for separate accounts with assets at:
Fair value	$2,128,266	$4,123,157	$6,251,423
Amortized cost	561,167	—	561,167

Total	$2,689,433	$4,123,157	$6,812,590

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes (continued)

There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of separate account liabilities on these products, by withdrawal characteristics, is summarized as follows:

	Guaranteed Separate Account	Non-guaranteed Separate Account	Total
December 31, 2002
Subject to discretionary withdrawal with market value adjustment	$639,806	$—	$639,806
Subject to discretionary withdrawal at book value less surrender charge	207,316	—	207,316
Subject to discretionary withdrawal at market value	149,949	2,888,948	3,038,897
Not subject to discretionary withdrawal	2,101,383	—	2,101,383

	$3,098,454	$2,888,948	$5,987,402

December 31, 2001
Subject to discretionary withdrawal with market value adjustment	$394,054	$—	$394,054
Subject to discretionary withdrawal at book value less surrender charge	209,509	—	209,509
Subject to discretionary withdrawal at market value	176,291	3,698,038	3,874,329
Not subject to discretionary withdrawal	1,898,724	—	1,898,724

	$2,678,578	$3,698,038	$6,376,616

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2002	2001	2000
Transfers as reported in the summary of operations of the separate accounts annual statement:
Transfers to separate accounts	$1,174,470	$1,054,653	$1,046,503
Transfers from separate accounts	(1,217,308)	(1,042,802)	(978,630)

Net transfers to (from) separate accounts	(42,838)	11,851	67,873

Other adjustments	2,068	(2,302)	1,853

Net transfers as set forth herein	$(40,770)	$9,549	$69,726

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes (continued)

At December 31, 2002, the Company had separate account annuities with guaranteed living benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit

Guaranteed minimum income benefit	$2,015,651	$412,921	$—

During 2002, the Company reclassified some of its fixed deferred annuities from “without future interest guarantees” to “with future interest guarantees” for the purpose of determining the appropriate valuation interest rates. This caused an increase in reserves of $721, which was charged directly to capital and surplus.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2002 and 2001, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2002
Life and annuity:
Ordinary direct first year business	$13,766	$623	$13,143
Ordinary direct renewal business	78,661	1,048	77,613
Group life direct business	661	250	411
Credit life	83	—	83
Reinsurance ceded	(21,900)	—	(21,900)

	71,271	1,921	69,350
Accident and health:
Direct	24,927	—	24,927
Reinsurance ceded	(27,631)	—	(27,631)

Total accident and health	(2,704)	—	(2,704)

	$68,567	$1,921	$66,646

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes (continued)

December 31, 2001
Life and annuity:
Ordinary direct first year business	$7,909	$608	$7,301
Ordinary direct renewal business	60,208	1,036	59,172
Group life direct business	769	297	472
Credit life	104	—	104
Reinsurance ceded	(8,342)	—	(8,342)

Total life and annuity	60,648	1,941	58,707
Accident and health:
Direct	29,461	—	29,461
Reinsurance ceded	(36,191)	—	(36,191)

Total accident and health	(6,730)	—	(6,730)

	$53,918	$1,941	$51,977

At December 31, 2002 and 2001, the Company had insurance in force aggregating $58,337,209 and $20,743,481, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $57,482 and $16,692 to cover these deficiencies at December 31, 2002 and 2001, respectively.

9. Capital and Surplus

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

The Company is subject to certain limitations relative to statutory surplus, imposed by the State of New York, on the payment of dividends to its parent company. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2003, without the prior approval of insurance regulatory authorities is $51,879. This amount may be impacted by the pending merger described in Note 15.

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

10. Securities Lending

The Company may lend securities to approved brokers and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2002 and 2001, the value of securities loaned amounted to $190,479 and $181,782, respectively.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for each of the years ended December 31, 2002, 2001, and 2000 was negligible. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary.

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company was allocated $8 of expense for the year ended December 31, 2000. No amounts were allocated for the years ended December 31, 2002, and 2001.

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

11. Retirement and Compensation Plans (continued)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company’s allocation of postretirement expenses was negligible for each of the years ended December 31, 2002, 2001, and 2000.

12. Related Party Transactions

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company’s parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2002, 2001, and 2000, the Company paid $7,768, $6,725, and $6,095, respectively, for these services, which approximates their costs to the affiliates.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2002, 2001, and 2000, the Company paid net interest of $265, $335, and $510, respectively, to affiliates.

During 2002, the Company received capital contributions of $130,000 in cash from its parent.

At December 31, 2002 and 2001, the Company has net short-term notes receivables from an affiliate of $81,300 and $71,300, respectively.

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

13. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $765,197 and $546,598 at December 31, 2002 and 2001, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. At December 31, 2002, the Company has pledged invested assets with a carrying value and market value of $6,933 and $6,933, respectively, in conjunction with these transactions.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. In accordance with the purchase agreement, assessments related to periods prior to the purchase of the Company will be paid by Dreyfus and assessments attributable to business reinsured from MONY for premiums received prior to the date of the transaction will be paid by MONY (see Note 1). The Company will be responsible for assessments, if any, attributable to premium income after the date of purchase. Assessments are charged

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

13. Commitments and Contingencies (continued)

to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The guaranty fund expense (credit) was $(792), $(415), and $48 for the years ended December 31, 2002, 2001, and 2000, respectively.

14. Managing General Agents

For the years ended December 31, 2002, 2001 and 2000, the Company had $28,825, $32,773 and $44,100 respectively, of direct premiums written by managing general agents.

15. Pending Merger

During 2002, the Company’s Board of Directors approved the terms and form of a merger with Transamerica Life Insurance Company of New York (“TONY”), an affiliate. The Board of Directors of TONY has also approved this merger. The merger is currently pending regulatory approval, and is expected to occur on or around April 1, 2003. The Company will be the surviving corporation and it is expected that the name of the Company will be changed to Transamerica Financial Life Insurance Company.

The pro forma financial statements in this footnote give retroactive effect as if the merger had occurred on January 1, 2000 in conformity with SSAP No. 68. There were no significant elimination entries necessary for the preparation of these pro forma statements.

Upon final regulatory approval, this merger will be accounted for as a statutory merger, which is similar to the pooling of interest method of accounting. Accordingly, the historical book values will be carried over from TONY to the Company. The accompanying financial information is not necessarily indicative of the results that would have been recorded had the merger actually occurred on January 1, 2000, nor is it necessarily indicative of future results.

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

15. Pending Merger (continued)

	Proforma Balance Sheets
	December 31
	2002	2001
Admitted assets
Cash and invested assets:
Bonds	$6,186,513	$5,522,944
Stocks:
Preferred	4,306	4,207
Common, at market (cost: $30,280 in 2002 and $173,440 in 2001)	32,407	177,659
Mortgage loans on real estate	448,966	439,685
Real estate	239	1,009
Policy loans	39,909	33,497
Net short-term notes receivable from affiliates	81,300	71,300
Cash and short-term investments	359,807	202,991
Other invested assets	28,641	19,504

Total cash and invested assets	7,182,088	6,472,796

Receivable from parent, subsidiaries and affiliates	—	29,372
Premiums deferred and uncollected	68,515	53,394
Accrued investment income	93,755	88,323
Federal and foreign income tax recoverable	4,040	—
Net deferred income tax asset	39,853	—
Goodwill	—	12,852
Reinsurance receivable	21,168	39,293
Other admitted assets	18,937	18,440
Separate account assets	6,534,797	7,030,795

Total admitted assets	$13,963,153	$13,745,265

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

15. Pending Merger (continued)

	Proforma Balance Sheets
	December 31
	2002	2001
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$621,060	$554,685
Annuity	5,481,865	4,908,220
Accident and health	23,382	21,584
Policy and contract claim reserves	33,223	87,280
Liability for deposit type contracts	219,049	207,905
Other policyholders’ funds	977	767
Transfers to separate accounts due or accrued	(19,162)	(25,798)
Remittances and items not allocated	74,877	166,393
Asset valuation reserve	24,498	52,814
Interest maintenance reserve	21,548	20,112
Funds held under coinsurance and other reinsurance treaties	141,144	162,211
Reinsurance in unauthorized companies	7,144	14,155
Commissions and expense allowances payable on reinsurance assumed	18,410	14,372
Payable for securities	13,526	9,945
Payable to affiliates	39,719	—
Consideration to MONY pursuant to acquisition agreement	71,886	—
Payable under assumption reinsurance agreement	18,787	25,899
Provision for experience rating refunds	243	(11,156)
Other liabilities	31,940	22,278
Federal income taxes payable	—	16,452
Separate account liabilities	6,525,597	7,019,660

Total liabilities	13,349,713	13,267,778

Capital and surplus:
Common stock, $125 par value, 20,000 shares authorized, 16,466 issued and outstanding	2,058	2,058
Preferred stock, $10 par value, 44,175 shares authorized, issued and outstanding	442	442
Paid-in surplus	600,100	420,100
Special surplus	2,226	2,282
Unassigned surplus	8,614	52,605

Total capital and surplus	613,440	477,487

Total liabilities and capital and surplus	$13,963,153	$13,745,265

AUSA Life Insurance Company, Inc.

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

15. Pending Merger (continued)

	Proforma Statements of Operations
	Year ended December 31
	2002	2001	2000
Revenue:
Premiums and other considerations, net of reinsurance:
Life	$247,352	$168,283	$65,908
Annuity	1,835,229	1,717,409	1,794,490
Accident and health	60,639	54,963	30,613
Net investment income	430,586	421,643	394,922
Amortization of interest maintenance reserve	3,907	461	338
Commissions and expense allowances on reinsurance ceded	83,666	31,621	1,968
Income from fees associated with investment management, administration and contract guarantees for separate accounts	53,373	61,015	67,333
Consideration on reinsurance recaptured	77,057	—	—
Other income	7,708	2,235	4,833

	2,799,517	2,457,630	2,360,405

Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	171,650	260,206	43,130
Surrender benefits	1,652,680	1,538,859	1,752,015
Other benefits	71,831	69,790	44,396
Increase (decrease) in aggregate reserves for policies and contracts:
Life	62,963	(91,996)	23,801
Annuity	562,625	377,810	24,100
Accident and health	1,797	5,059	(156)
Other	—	—	2,362
Increase in liability for deposit type funds	—	—	128,146

	2,523,546	2,159,728	2,017,794

Insurance expenses:
Commissions	137,155	140,103	68,403
General insurance expenses	93,628	69,224	72,700
Taxes, licenses and fees	7,281	3,071	2,145
Net transfers to (from) separate accounts	(86,514)	14,597	122,578
Consideration to MONY pursuant to acquisition agreement	71,886	—	—
Other expenses	54,502	8,260	55

	277,938	235,255	265,881

Total benefits and expenses	2,801,484	2,394,983	2,283,675
Gain (loss) from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	(1,967)	62,647	76,730
Dividends to policyholders	3	52	—

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments	(1,970)	62,595	76,730
Federal income tax expense	15,329	36,647	18,920

Gain (loss) from operations before net realized capital gains (losses) on investments	(17,299)	25,948	57,810
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to interest maintenance reserve)	(87,540)	(80,455)	2,019

Net income (loss)	$(104,839)	$(54,507)	$59,829

Statutory-Basis Financial

Statement Schedules

AUSA Life Insurance Company, Inc.

Summary of Investments—Other Than  Investments in Related Parties

(Dollars in Thousands)

December 31, 2002

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$321,234	$327,812	$321,234
States, municipalities and political subdivisions	173,798	181,943	173,798
Foreign governments	92,648	98,709	92,648
Public utilities	379,647	382,413	379,647
All other corporate bonds	3,780,678	3,939,409	3,775,687
Redeemable preferred stock	4,306	4,434	4,306

Total fixed maturities	4,752,311	4,934,720	4,747,320

Equity securities
Common stocks:
Banks, trust and insurance	1,864	1,872	1,872
Industrial, miscellaneous and all other	28,416	30,535	30,535

Total equity securities	30,280	32,407	32,407

Mortgage loans on real estate	448,966		448,966
Real estate	239		239
Policy loans	17,457		17,457
Other invested assets	24,712		24,712
Cash and short-term investments	325,133		325,133

Total investments	$5,599,098		$5,596,234

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and other than temporary impairments and adjusted for amortization of premiums or accrual of discounts.

AUSA Life Insurance Company, Inc.

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses	Premiums Written
Year ended December 31, 2002
Individual life	$428,045	$—	$25,062	$213,127	$32,112	$179,034	$126,390
Individual health	7,693	3,170	4,660	15,457	1,204	9,297	5,748	$15,203
Group life and health	9,585	691	(3,361)	33,626	779	30,331	20,050	19,657
Annuity	4,342,514	—	—	1,548,447	305,537	1,879,266	125,495

	$4,787,837	$3,861	$26,361	$1,810,657	$339,632	$2,097,928	$277,683

Year ended December 31, 2001
Individual life	$372,398	$—	$66,191	$140,874	$31,879	$114,650	$75,841
Individual health	10,109	3,445	4,930	16,925	1,130	12,769	4,723	$16,624
Group life and health	6,566	1,346	7,192	28,620	575	22,970	13,959	18,303
Annuity	4,039,430	—	—	1,473,146	315,119	1,678,431	97,976

	$4,428,503	$4,791	$78,313	$1,659,565	$348,703	$1,828,820	$192,499

Year ended December 31, 2000
Individual life	$157,018	$—	$2,760	$40,543	$18,632	$36,973	$12,546	16,675
Individual health	10,295	3,540	4,179	17,032	1,378	10,534	5,268	17,827
Group life and health	5,090	928	4,405	16,818	796	12,352	4,241
Annuity	686,560	—	5	1,529,200	309,912	1,672,770	156,838

	$858,963	$4,468	$11,349	$1,603,593	$330,718	$1,732,629	$178,893

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

AUSA Life Insurance Company, Inc.

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2002
Life insurance in force	$2,630,487	$120,420,429	$204,017,050	$86,227,108	237%

Premiums:
Individual life	$28,396	$271,400	$456,131	$213,127	214%
Individual health	15,203	162	416	15,457	3
Group life and health	19,657	89,973	103,942	33,626	309
Annuity	1,546,165	—	2,282	1,548,447	—

	$1,609,421	$361,535	$562,771	$1,810,657	31%

Year ended December 31, 2001
Life insurance in force	$2,646,826	$130,478,557	$196,232,341	$68,400,610	287%

Premiums:
Individual life	$37,338	$298,368	$401,904	$140,874	285%
Individual health	16,624	196	497	16,925	3
Group life and health	18,304	53,202	63,518	28,620	222
Annuity	1,471,775	474	1,845	1,473,146	—

	$1,544,041	$352,240	$467,764	$1,659,565	28%

Year ended December 31, 2000
Life insurance in force	$2,445,468	$68,370	$314,257	$2,691,355	12%

Premiums:
Individual life	$38,889	$613	$2,267	$40,543	6%
Individual health	16,675	209	566	17,032	3
Group life and health	17,827	1,039	30	16,818	—
Annuity	1,528,086	527	1,641	1,529,200	—

	$1,601,477	$2,388	$4,504	$1,603,593	—%

FINANCIAL STATEMENTS

Separate Account VA-2LNY of

Transamerica Life

Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Year Ended December 31, 2002

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Financial Statements

Year Ended December 31, 2002

Report of Independent Auditors

The Board of Directors and Contract Owners

of Dreyfus/Transamerica Triple Advantage,

Transamerica Life Insurance Company of New York

We have audited the accompanying statements of assets and liabilities of Separate Account VA-2LNY of Transamerica Life Insurance Company of New York (comprised of the Money Market, Special Value, Zero Coupon 2000, Quality Bond, Small Cap, Appreciation, Growth and Income, International Equity, International Value, Disciplined Stock, Small Company Stock, Limited Term High Income, Balanced, Dreyfus Stock Index, Dreyfus Socially Responsible Growth, Core Bond, Core Value, MidCap Stock, Founders Growth, Founders Passport, Founders International Equity, European Equity, Technology Growth, Founders Discovery, Emerging Leaders, Emerging Markets, Japan, and Transamerica Equity subaccounts), which are available for investment by contract owners of the Dreyfus/Transamerica Triple Advantage, as of December 31, 2002, the related statements of operations for the year then ended and statements of changes in net assets for the two years in the period then ended. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2002, by correspondence with the mutual funds’ transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

1

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts comprising Separate Account VA-2LNY of Transamerica Life Insurance Company of New York at December 31, 2002, and the results of their operations for the year then ended and changes in their net assets for the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/    ERNST & YOUNG LLP

Des Moines, Iowa

January 31, 2003

2

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Statements of Assets and Liabilities

December 31, 2002

	Money Market Subaccount	Special Value Subaccount	Zero Coupon 2000 Subaccount	Quality Bond Subaccount	Small Cap Subaccount
Assets
Investment in securities:
Number of shares—Initial	26,439,410.620	785,170.085	—	2,235,073.347	1,387,799.305

Cost	$26,439,411	$10,955,210	$ —	$25,575,168	$59,939,099

Number of shares—Service	—	21,435.172	—	706,141.402	35,652.839

Cost	$—	$275,328	$ —	$8,083,244	$1,126,473

Investments in mutual funds, at net asset value	$26,439,411	$8,904,494	$ —	$34,243,967	$40,421,049
Receivable for units sold	1,107	—	—	—	—

Total assets	26,440,518	8,904,494	—	34,243,967	40,421,049

Liabilities
Payable for units redeemed	—	—	—	—	—

	$26,440,518	$8,904,494	$ —	$34,243,967	$40,421,049

Net Assets:
Deferred annuity contracts terminable by owners	$26,440,518	$8,904,494	$ —	$34,243,967	$40,421,049

Total net assets	$26,440,518	$8,904,494	$ —	$34,243,967	$40,421,049

Accumulation units outstanding—initial	19,590,183	640,577	—	1,353,970	610,407

Accumulation unit value—initial	$1.349682	$13.531993	$ —	$19.231300	$64.569254

Accumulation units outstanding—service	—	17,501	—	429,100	15,700

Accumulation unit value—service	$—	$13.497626	$ —	$19.122278	$64.176750

See accompanying notes.

3

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Statements of Assets and Liabilities

December 31, 2002

	Appreciation Subaccount	Growth and Income Subaccount	International Equity Subaccount	International Value Subaccount	Disciplined Stock Subaccount
Assets
Investment in securities:
Number of shares—Initial	1,890,013.915	1,773,642.999	508,452.200	276,558.369	1,753,584.878

Cost	$61,593,882	$38,809,813	$8,636,635	$3,545,082	$39,004,546

Number of shares—Service	115,796.831	79,028.942	15,108.498	35,980.975	72,520.868

Cost	$3,923,203	$1,607,865	$147,762	$395,078	$1,447,949

Investments in mutual funds, at net asset value	$57,719,127	$29,751,541	$4,581,005	$3,138,615	$29,289,285
Receivable for units sold	1	—	—	3	—

Total assets	57,719,128	29,751,541	4,581,005	3,138,618	29,289,285

Liabilities
Payable for units redeemed	—	1	—	—	1

	$57,719,128	$29,751,540	$4,581,005	$3,138,618	$29,289,284

Net Assets:
Deferred annuity contracts terminable by owners	$57,719,128	$29,751,540	$4,581,005	$3,138,618	$29,289,284

Total net assets	$57,719,128	$29,751,540	$4,581,005	$3,138,618	$29,289,284

Accumulation units outstanding—initial	1,944,815	1,303,016	372,281	265,830	2,157,147

Accumulation unit value—initial	$27.969039	$21.860595	$11.950545	$10.445207	$13.039213

Accumulation units outstanding—service	119,536	58,230	11,110	34,604	89,418

Accumulation unit value—service	$27.811913	$21.755876	$11.885286	$10.460307	$12.992765

See accompanying notes.

4

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Statements of Assets and Liabilities

December 31, 2002

	Small Company Stock Subaccount	Limited Term High Income Subaccount	Balanced Subaccount	Dreyfus Stock Index Subaccount	Dreyfus Socially Responsible Growth Subaccount
Assets
Investment in securities:
Number of shares—Initial	259,295.605	636,417.638	1,156,537.092	1,645,006.256	620,822.329

Cost	$4,178,724	$5,761,626	$17,582,343	$50,672,480	$21,673,688

Number of shares—Service	8,191.080	92,211.402	129,945.791	195,192.143	40,197.769

Cost	$131,609	$608,492	$1,683,241	$5,376,427	$1,029,486

Investments in mutual funds, at net asset value	$3,811,275	$4,108,545	$14,265,795	$41,343,403	$12,490,868
Receivable for units sold	—	2	—	5	—

Total assets	3,811,275	4,108,547	14,265,795	41,343,408	12,490,868

Liabilities
Payable for units redeemed	3	—	—	—	—

	$3,811,272	$4,108,547	$14,265,795	$41,343,408	$12,490,868

Net Assets:
Deferred annuity contracts terminable by owners	$3,811,272	$4,108,547	$14,265,795	$41,343,408	$12,490,868

Total net assets	$3,811,272	$4,108,547	$14,265,795	$41,343,408	$12,490,868

Accumulation units outstanding—initial	343,212	463,474	1,188,419	1,179,509	568,171

Accumulation unit value—initial	$10.765832	$7.744550	$10.792483	$31.337872	$20.651411

Accumulation units outstanding—service	10,865	67,153	133,903	140,563	36,902

Accumulation unit value—service	$10.705070	$7.730931	$10.752575	$31.161192	$20.522791

See accompanying notes.

5

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Statements of Assets and Liabilities

December 31, 2002

	Core Bond Subaccount	Core Value Subaccount	MidCap Stock Subaccount	Founders Growth Subaccount	Founders Passport Subaccount
Assets
Investment in securities:
Number of shares—Initial	584,757.909	382,646.748	483,684.178	241,398.052	226,043.419

Cost	$7,538,613	$5,356,184	$6,807,694	$4,211,479	$5,352,477

Number of shares—Service	676,374.740	275,900.765	102,724.503	47,859.279	6,595.035

Cost	$8,641,477	$3,708,836	$1,352,029	$544,518	$80,092

Investments in mutual funds, at net asset value	$16,230,777	$7,286,294	$7,058,307	$2,440,854	$2,305,447
Receivable for units sold	2	1	—	—	1

Total assets	16,230,779	7,286,295	7,058,307	2,440,854	2,305,448

Liabilities
Payable for units redeemed	—	—	5	5	—

	$16,230,779	$7,286,295	$7,058,302	$2,440,849	$2,305,448

Net Assets:
Deferred annuity contracts terminable by owners	$16,230,779	$7,286,295	$7,058,302	$2,440,849	$2,305,448

Total net assets	$16,230,779	$7,286,295	$7,058,302	$2,440,849	$2,305,448

Accumulation units outstanding—initial	644,649	477,982	629,155	392,662	333,321

Accumulation unit value—initial	$11.674318	$8.854034	$9.256157	$5.188682	$6.720522

Accumulation units outstanding—service	745,616	345,058	133,765	77,849	9,725

Accumulation unit value—service	$11.674834	$8.851329	$9.230732	$5.182538	$6.720516

See accompanying notes.

6

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Statements of Assets and Liabilities

December 31, 2002

	Founders International Equity Subaccount	European Equity Subaccount	Technology Growth Subaccount	Founders Discovery Subaccount	Emerging Leaders Subaccount
Assets
Investment in securities:
Number of shares—Initial	90,835.748	—	1,908,229.793	181,550.242	197,633.812

Cost	$1,567,418	$—	$34,889,260	$1,890,996	$3,356,729

Number of shares—Service	13,720.477	—	152,984.178	29,623.095	88,875.897

Cost	$157,533	$—	$1,271,553	$262,971	$1,536,093

Investments in mutual funds, at net asset value	$911,731	$—	$11,845,861	$1,382,593	$4,250,225
Receivable for units sold	—	—	5	—	—

Total assets	911,731	—	11,845,866	1,382,593	4,250,225

Liabilities
Payable for units redeemed	—	—	—	—	3

	$911,731	$—	$11,845,866	$1,382,593	$4,250,222

Net Assets:
Deferred annuity contracts terminable by owners	$911,731	$—	$11,845,866	$1,382,593	$4,250,222

Total net assets	$911,731	$—	$11,845,866	$1,382,593	$4,250,222

Accumulation units outstanding—initial	140,268	—	2,513,754	300,738	283,663

Accumulation unit value—initial	$5.646967	$6.192894	$4.364916	$3.954119	$10.346270

Accumulation units outstanding—service	21,187	—	201,530	49,071	127,563

Accumulation unit value—service	$5.646981	$3.990246	$4.334542	$3.942033	$10.311440

See accompanying notes.

7

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Statements of Assets and Liabilities

December 31, 2002

	Emerging Markets Subaccount	Japan Subaccount	Transamerica Equity Subaccount
Assets
Investment in securities:
Number of shares—Initial	50,389.251	14,437.999	435,175.761

Cost	$515,531	$118,514	$10,065,197

Number of shares—Service	10,844.269	7,687.343	—

Cost	$101,433	$56,630	$—

Investments in mutual funds, at net asset value	$572,533	$154,877	$5,979,315
Receivable for units sold	—	—	—

Total assets	572,533	154,877	5,979,315

Liabilities
Payable for units redeemed	—	—	6

	$572,533	$154,877	$5,979,309

Net Assets:
Deferred annuity contracts terminable by owners	$572,533	$154,877	$5,979,309

Total net assets	$572,533	$154,877	$5,979,309

Accumulation units outstanding—initial	65,914	20,924	698,850

Accumulation unit value—initial	$7.147842	$4.830159	$8.555926

Accumulation units outstanding—service	14,185	11,141	—

Accumulation unit value—service	$7.147850	$4.830158	$—

See accompanying notes.

8

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Statements of Operations

Year Ended December 31, 2002

	Money Market Subaccount	Special Value Subaccount	Zero Coupon 2000 Subaccount	Quality Bond Subaccount
Net investment income (loss)
Income:
Dividends	$474,924	$37,349	$—	$1,558,556
Expenses:
Administrative, mortality and expense risk charges	450,565	152,102	—	431,225

Net investment income (loss)	24,359	(114,753)	—	1,127,331

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	23,551,183	2,504,660	—	6,211,624
Cost of investments sold	23,551,183	2,984,701	—	6,299,749

Net realized capital gains (losses) on investments	—	(480,041)	—	(88,125)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(910,191)	(116)	(286,397)
End of period	—	(2,326,044)	—	585,555

Net change in unrealized appreciation/depreciation of investments	—	(1,415,853)	116	871,952

Net realized and unrealized capital gains (losses) on investments	—	(1,895,894)	116	783,827

Increase (decrease) in net assets from operations	$24,359	$(2,010,647)	$116	$1,911,158

See accompanying notes.

9

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Year Ended December 31, 2002 and 2001

	Small Cap Subaccount	Appreciation Subaccount	Growth and Income Subaccount	International Equity Subaccount
Net investment income (loss)
Income:
Dividends	$22,216	$706,296	$230,210	$158,011
Expenses:
Administrative, mortality and expense risk charges	697,687	969,447	545,974	77,708

Net investment income (loss)	(675,471)	(263,151)	(315,764)	80,303

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	10,765,999	13,585,568	9,425,522	1,206,297
Cost of investments sold	18,407,661	13,848,311	11,319,807	1,910,537

Net realized capital gains (losses) on investments	(7,641,662)	(262,743)	(1,894,285)	(704,240)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(17,758,368)	5,571,811	(409,609)	(3,800,813)
End of period	(20,644,523)	(7,797,958)	(10,666,137)	(4,203,392)

Net change in unrealized appreciation/depreciation of investments	(2,886,155)	(13,369,769)	(10,256,528)	(402,579)

Net realized and unrealized capital gains (losses) on investments	(10,527,817)	(13,632,512)	(12,150,813)	(1,106,819)

Increase (decrease) in net assets from operations	$(11,203,288)	$(13,895,663)	$(12,466,577)	$(1,026,516)

See accompanying notes.

10

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Statements of Operations

Year Ended December 31, 2002

	International Value Subaccount	Disciplined Stock Subaccount	Small Company Stock Subaccount	Limited Term High Income Subaccount
Net investment income (loss)
Income:
Dividends	$32,386	$230,823	$10,816	$559,815
Expenses:
Administrative, mortality and expense risk charges	45,888	508,314	67,260	67,782

Net investment income (loss)	(13,502)	(277,491)	(56,444)	492,033

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,720,959	6,682,745	1,117,809	1,543,551
Cost of investments sold	2,106,970	8,154,604	1,134,883	2,834,377

Net realized capital gains (losses) on investments	(386,011)	(1,471,859)	(17,074)	(1,290,826)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(711,775)	(2,765,777)	564,753	(2,269,777)
End of period	(801,545)	(11,163,210)	(499,058)	(2,261,573)

Net change in unrealized appreciation/depreciation of investments	(89,770)	(8,397,433)	(1,063,811)	8,204

Net realized and unrealized capital gains (losses) on investments	(475,781)	(9,869,292)	(1,080,885)	(1,282,622)

Increase (decrease) in net assets from operations	$(489,283)	$(10,146,783)	$(1,137,329)	$(790,589)

See accompanying notes.

11

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Statements of Operations

Years Ended December 31, 2002

	Balanced Subaccount	Dreyfus Stock Index Subaccount	Dreyfus Socially Responsible Growth Subaccount	Core Bond Subaccount
Net investment income (loss)
Income:
Dividends	$269,031	$664,946	$31,885	$727,861
Expenses:
Administrative, mortality and expense risk charges	238,753	705,872	240,257	203,287

Net investment income (loss)	30,278	(40,926)	(208,372)	524,574

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	4,187,521	10,321,577	4,472,728	3,788,317
Cost of investments sold	5,542,249	12,331,238	6,627,137	3,917,363

Net realized capital gains (losses) on investments	(1,354,728)	(2,009,661)	(2,154,409)	(129,046)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(3,065,988)	(2,681,647)	(6,243,413)	(329,654)
End of period	(4,999,789)	(14,705,504)	(10,212,306)	50,687

Net change in unrealized appreciation/depreciation of investments	(1,933,801)	(12,023,857)	(3,968,893)	380,341

Net realized and unrealized capital gains (losses) on investments	(3,288,529)	(14,033,518)	(6,123,302)	251,295

Increase (decrease) in net assets from operations	$(3,258,251)	$(14,074,444)	$(6,331,674)	$775,869

See accompanying notes.

12

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Statements of Operations

Year Ended December 31, 2002

	Core Value Subaccount	MidCap Stock Subaccount	Founders Growth Subaccount	Founders Passport Subaccount
Net investment income (loss)
Income:
Dividends	$64,993	$20,360	$2,786	$8,070
Expenses:
Administrative, mortality and expense risk charges	110,563	107,058	48,106	41,865

Net investment income (loss)	(45,570)	(86,698)	(45,320)	(33,795)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,124,981	3,341,045	1,011,022	708,518
Cost of investments sold	2,478,306	3,604,187	2,044,666	1,665,152

Net realized capital gains (losses) on investments	(353,325)	(263,142)	(1,033,644)	(956,634)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	115,699	(237,322)	(2,157,981)	(3,610,193)
End of period	(1,778,726)	(1,101,416)	(2,315,143)	(3,127,122)

Net change in unrealized appreciation/depreciation of investments	(1,894,425)	(864,094)	(157,162)	483,071

Net realized and unrealized capital gains (losses) on investments	(2,247,750)	(1,127,236)	(1,190,806)	(473,563)

Increase (decrease) in net assets from operations	$(2,293,320)	$(1,213,934)	$(1,236,126)	$(507,358)

See accompanying notes.

13

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Statements of Operations

Years Ended December 31, 2002

	Founders International Equity Subaccount	European Equity Subaccount	Technology Growth Subaccount	Founders Discovery Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charges	16,410	8,023	231,360	25,776

Net investment income (loss)	(16,410)	(8,023)	(231,360)	(25,776)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	334,690	755,966	4,585,152	985,929
Cost of investments sold	658,612	1,467,559	11,810,789	1,635,240

Net realized capital gains (losses) on investments	(323,922)	(711,593)	(7,225,637)	(649,311)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(748,291)	(472,127)	(22,666,868)	(644,473)
End of period	(813,220)	—	(24,314,952)	(771,374)

Net change in unrealized appreciation/depreciation of investments	(64,929)	472,127	(1,648,084)	(126,901)

Net realized and unrealized capital gains (losses) on investments	(388,851)	(239,466)	(8,873,721)	(776,212)

Increase (decrease) in net assets from operations	$(405,261)	$(247,489)	$(9,105,081)	$(801,988)

See accompanying notes.

14

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Statements of Operations

Years Ended December 31, 2002

	Emerging Leaders Subaccount	Emerging Markets Subaccount	Japan Subaccount	Transamerica Equity Subaccount
Net investment income (loss)
Income:
Dividends	$—	$5,123	$1,123	$—
Expenses:
Administrative, mortality and expense risk charges	60,673	6,142	1,243	105,802

Net investment income (loss)	(60,673)	(1,019)	(120)	(105,802)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,723,405	331,942	278,790	1,960,210
Cost of investments sold	1,842,160	329,513	297,981	2,880,822

Net realized capital gains (losses) on investments	(118,755)	2,429	(19,191)	(920,612)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	301,069	7,247	(13,822)	(2,875,253)
End of period	(642,597)	(44,431)	(20,267)	(4,085,882)

Net change in unrealized appreciation/depreciation of investments	(943,666)	(51,678)	(6,445)	(1,210,629)

Net realized and unrealized capital gains (losses) on investments	(1,062,421)	(49,249)	(25,636)	(2,131,241)

Increase (decrease) in net assets from operations	$(1,123,094)	$(50,268)	$(25,756)	$(2,237,043)

See accompanying notes.

15

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Money Market Subaccount		Special Value Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$24,359	$756,222	$(114,753)	$(92,890)
Net realized capital gains (losses) on investments	—	—	(480,041)	244,039
Net change in unrealized appreciation/ depreciation of investments	—	—	(1,415,853)	(1,568,224)

Increase (decrease) in net assets from operations	24,359	756,222	(2,010,647)	(1,417,075)

Contract transactions
Net contract purchase payments	1,896,973	3,807,014	90,398	226,288
Transfer payments from (to) other subaccounts or general account	(954,168)	10,919,224	(805,148)	(132,392)
Contract terminations, withdrawals, and other deductions	(11,680,782)	(6,169,828)	(1,187,263)	(1,471,259)
Contract maintenance charges	(6,738)	(5,520)	(2,914)	(2,863)

Increase (decrease) in net assets from contract transactions	(10,744,715)	8,550,890	(1,904,927)	(1,380,226)

Net increase (decrease) in net assets	(10,720,356)	9,307,112	(3,915,574)	(2,797,301)

Net assets:
Beginning of the period	37,160,874	27,853,762	12,820,068	15,617,369

End of the period	$26,440,518	$37,160,874	$8,904,494	$12,820,068

See accompanying notes.

16

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Zero Coupon 2000 Subaccount		Quality Bond Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$—	$—	$1,127,331	$1,220,026
Net realized capital gains (losses) on investments	—	—	(88,125)	215,345
Net change in unrealized appreciation/ depreciation of investments	116	—	871,952	(190,940)

Increase (decrease) in net assets from operations	116	—	1,911,158	1,244,431

Contract transactions
Net contract purchase payments	—	—	2,261,336	2,413,698
Transfer payments from (to) other subaccounts or general account	(116)	(173)	5,863,312	6,461,526
Contract terminations, withdrawals, and other deductions	—	173	(3,688,451)	(4,667,105)
Contract maintenance charges	—	—	(6,566)	(4,579)

Increase (decrease) in net assets from contract transactions	(116)	—	4,429,631	4,203,540

Net increase (decrease) in net assets	—	—	6,340,789	5,447,971

Net assets:
Beginning of the period	—	—	27,903,178	22,455,207

End of the period	$—	$—	$34,243,967	$27,903,178

See accompanying notes.

17

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Small Cap Subaccount		Appreciation Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(675,471)	$(599,526)	$(263,151)	$(511,067)
Net realized capital gains (losses) on investments	(7,641,662)	(581,766)	(262,743)	1,295,458
Net change in unrealized appreciation/ depreciation of investments	(2,886,155)	(4,284,736)	(13,369,769)	(10,897,234)

Increase (decrease) in net assets from operations	(11,203,288)	(5,466,028)	(13,895,663)	(10,112,843)

Contract transactions
Net contract purchase payments	476,126	597,879	1,368,904	1,829,885
Transfer payments from (to) other subaccounts or general account	(2,067,577)	(1,892,102)	(2,528,324)	(1,057,545)
Contract terminations, withdrawals, and other deductions	(5,646,825)	(4,971,490)	(7,449,710)	(7,037,425)
Contract maintenance charges	(19,322)	(18,629)	(23,794)	(23,350)

Increase (decrease) in net assets from contract transactions	(7,257,598)	(6,284,342)	(8,632,924)	(6,288,435)

Net increase (decrease) in net assets	(18,460,886)	(11,750,370)	(22,528,587)	(16,401,278)

Net assets:
Beginning of the period	58,881,935	70,632,305	80,247,715	96,648,993

End of the period	$40,421,049	$58,881,935	$57,719,128	$80,247,715

See accompanying notes.

18

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Growth and Income Subaccount		International Equity Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(315,764)	$(487,895)	$80,303	$(44,755)
Net realized capital gains (losses) on investments	(1,894,285)	952,419	(704,240)	(406,769)
Net change in unrealized appreciation/ depreciation of investments	(10,256,528)	(4,650,888)	(402,579)	(2,563,106)

Increase (decrease) in net assets from operations	(12,466,577)	(4,186,364)	(1,026,516)	(3,014,630)

Contract transactions
Net contract purchase payments	256,724	1,192,960	70,020	147,611
Transfer payments from (to) other subaccounts or general account	(3,644,883)	(438,975)	(381,256)	(556,190)
Contract terminations, withdrawals, and other deductions	(4,410,744)	(4,806,886)	(511,079)	(553,524)
Contract maintenance charges	(16,584)	(17,025)	(2,570)	(2,715)

Increase (decrease) in net assets from contract transactions	(7,815,487)	(4,069,926)	(824,885)	(964,818)

Net increase (decrease) in net assets	(20,282,064)	(8,256,290)	(1,851,401)	(3,979,448)

Net assets:
Beginning of the period	50,033,604	58,289,894	6,432,406	10,411,854

End of the period	$29,751,540	$50,033,604	$4,581,005	$6,432,406

See accompanying notes.

19

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	International Value Subaccount		Disciplined Stock Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(13,502)	$(18,997)	$(277,491)	$(489,546)
Net realized capital gains (losses) on investments	(386,011)	(111,526)	(1,471,859)	(47,758)
Net change in unrealized appreciation/ depreciation of investments	(89,770)	(422,086)	(8,397,433)	(7,637,683)

Increase (decrease) in net assets from operations	(489,283)	(552,609)	(10,146,783)	(8,174,987)

Contract transactions
Net contract purchase payments	188,937	84,742	398,148	721,368
Transfer payments from (to) other subaccounts or general account	590,091	(125,334)	(3,034,745)	(2,139,268)
Contract terminations, withdrawals, and other deductions	(278,165)	(374,377)	(2,487,931)	(2,907,521)
Contract maintenance charges	(1,099)	(1,017)	(11,799)	(12,251)

Increase (decrease) in net assets from contract transactions	499,764	(415,986)	(5,136,327)	(4,337,672)

Net increase (decrease) in net assets	10,481	(968,595)	(15,283,110)	(12,512,659)

Net assets:
Beginning of the period	3,128,137	4,096,732	44,572,394	57,085,053

End of the period	$3,138,618	$3,128,137	$29,289,284	$44,572,394

See accompanying notes.

20

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Small Company Stock Subaccount		Limited Term High Income Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(56,444)	$(77,459)	$492,033	$601,367
Net realized capital gains (losses) on investments	(17,074)	72,294	(1,290,826)	(906,373)
Net change in unrealized appreciation/ depreciation of investments	(1,063,811)	(200,289)	8,204	33,512

Increase (decrease) in net assets from operations	(1,137,329)	(205,454)	(790,589)	(271,494)

Contract transactions
Net contract purchase payments	80,734	85,047	254,116	220,817
Transfer payments from (to) other subaccounts or general account	(453,211)	(211,573)	(461,784)	130,412
Contract terminations, withdrawals, and other deductions	(357,123)	(453,694)	(489,893)	(833,112)
Contract maintenance charges	(2,193)	(2,088)	(1,809)	(1,833)

Increase (decrease) in net assets from contract transactions	(731,793)	(582,308)	(699,370)	(483,716)

Net increase (decrease) in net assets	(1,869,122)	(787,762)	(1,489,959)	(755,210)

Net assets:
Beginning of the period	5,680,394	6,468,156	5,598,506	6,353,716

End of the period	$3,811,272	$5,680,394	$4,108,547	$5,598,506

See accompanying notes.

21

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Balanced Subaccount		Dreyfus Stock Index Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$30,278	$128,286	$(40,926)	$(209,338)
Net realized capital gains (losses) on investments	(1,354,728)	(471,894)	(2,009,661)	456,960
Net change in unrealized appreciation/ depreciation of investments	(1,933,801)	(2,002,622)	(12,023,857)	(10,272,353)

Increase (decrease) in net assets from operations	(3,258,251)	(2,346,230)	(14,074,444)	(10,024,731)

Contract transactions
Net contract purchase payments	346,000	1,095,379	1,941,987	3,218,686
Transfer payments from (to) other subaccounts or general account	(1,316,273)	916,915	(1,985,564)	442,619
Contract terminations, withdrawals, and other deductions	(1,691,817)	(1,529,059)	(5,835,743)	(5,629,789)
Contract maintenance charges	(5,988)	(5,520)	(18,232)	(18,746)

Increase (decrease) in net assets from contract transactions	(2,668,078)	477,715	(5,897,552)	(1,987,230)

Net increase (decrease) in net assets	(5,926,329)	(1,868,515)	(19,971,996)	(12,011,961)

Net assets:
Beginning of the period	20,192,124	22,060,639	61,315,404	73,327,365

End of the period	$14,265,795	$20,192,124	$41,343,408	$61,315,404

See accompanying notes.

22

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Dreyfus Socially Responsible Growth Subaccount		Core Bond Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(208,372)	$(343,964)	$524,574	$261,103
Net realized capital gains (losses) on investments	(2,154,409)	(438,895)	(129,046)	138,416
Net change in unrealized appreciation/depreciation of investments	(3,968,893)	(6,549,875)	380,341	(331,529)

Increase (decrease) in net assets from operations	(6,331,674)	(7,332,734)	775,869	67,990

Contract transactions
Net contract purchase payments	109,632	790,262	1,157,924	1,867,201
Transfer payments from (to) other subaccounts or general account	(2,058,449)	(326,205)	4,736,185	7,219,716
Contract terminations, withdrawals, and other deductions	(1,736,090)	(1,548,024)	(1,521,341)	(360,682)
Contract maintenance charges	(8,162)	(9,016)	(1,840)	(440)

Increase (decrease) in net assets from contract transactions	(3,693,069)	(1,092,983)	4,370,928	8,725,795

Net increase (decrease) in net assets	(10,024,743)	(8,425,717)	5,146,797	8,793,785

Net assets:
Beginning of the period	22,515,611	30,941,328	11,083,982	2,290,197

End of the period	$12,490,868	$22,515,611	$16,230,779	$11,083,982

See accompanying notes.

23

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Core Value Subaccount		MidCap Stock Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(45,570)	$(69,334)	$(86,698)	$(76,497)
Net realized capital gains (losses) on investments	(353,325)	148,007	(263,142)	306,664
Net change in unrealized appreciation/ depreciation of investments	(1,894,425)	(164,128)	(864,094)	(526,300)

Increase (decrease) in net assets from operations	(2,293,320)	(85,455)	(1,213,934)	(296,133)

Contract transactions
Net contract purchase payments	846,252	1,302,203	321,670	517,402
Transfer payments from (to) other subaccounts or general account	2,024,070	2,899,987	1,365,008	1,625,364
Contract terminations, withdrawals, and other deductions	(705,119)	(326,920)	(673,643)	(415,578)
Contract maintenance charges	(1,969)	(960)	(2,635)	(1,837)

Increase (decrease) in net assets from contract transactions	2,163,234	3,874,310	1,010,400	1,725,351

Net increase (decrease) in net assets	(130,086)	3,788,855	(203,534)	1,429,218

Net assets:
Beginning of the period	7,416,381	3,627,526	7,261,836	5,832,618

End of the period	$7,286,295	$7,416,381	$7,058,302	$7,261,836

See accompanying notes.

24

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Founders Growth Subaccount		Founders Passport Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(45,320)	$(61,377)	$(33,795)	$(58,978)
Net realized capital gains (losses) on investments	(1,033,644)	(498,467)	(956,634)	(1,230,954)
Net change in unrealized appreciation/depreciation of investments	(157,162)	(613,498)	483,071	(454,992)

Increase (decrease) in net assets from operations	(1,236,126)	(1,173,342)	(507,358)	(1,744,924)

Contract transactions
Net contract purchase payments	66,709	448,577	28,646	132,369
Transfer payments from (to) other subaccounts or general account	(505,464)	254,965	(389,676)	(469,542)
Contract terminations, withdrawals, and other deductions	(377,530)	(391,048)	(191,379)	(232,167)
Contract maintenance charges	(1,591)	(1,421)	(1,778)	(1,898)

Increase (decrease) in net assets from contract transactions	(817,876)	311,073	(554,187)	(571,238)

Net increase (decrease) in net assets	(2,054,002)	(862,269)	(1,061,545)	(2,316,162)

Net assets:
Beginning of the period	4,494,851	5,357,120	3,366,993	5,683,155

End of the period	$2,440,849	$4,494,851	$2,305,448	$3,366,993

See accompanying notes.

25

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Founders International Equity Subaccount		European Equity Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(16,410)	$(22,295)	$(8,023)	$(11,604)
Net realized capital gains (losses) on investments	(323,922)	(138,315)	(711,593)	(157,234)
Net change in unrealized appreciation/ depreciation of investments	(64,929)	(461,795)	472,127	(340,019)

Increase (decrease) in net assets from operations	(405,261)	(622,405)	(247,489)	(508,857)

Contract transactions
Net contract purchase payments	47,054	128,398	5,500	45,133
Transfer payments from (to) other subaccounts or general account	(94,212)	253,549	(595,598)	(353,244)
Contract terminations, withdrawals, and other deductions	(74,324)	(138,628)	(112,741)	(50,413)
Contract maintenance charges	(541)	(537)	(208)	(218)

Increase (decrease) in net assets from contract transactions	(122,023)	242,782	(703,047)	(358,742)

Net increase (decrease) in net assets	(527,284)	(379,623)	(950,536)	(867,599)

Net assets:
Beginning of the period	1,439,015	1,818,638	950,536	1,818,135

End of the period	$911,731	$1,439,015	$—	$950,536

See accompanying notes.

26

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Technology Growth Subaccount		Founders Discovery Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(231,360)	$(363,258)	$(25,776)	$(31,751)
Net realized capital gains (losses) on investments	(7,225,637)	(2,648,805)	(649,311)	(296,197)
Net change in unrealized appreciation/depreciation of investments	(1,648,084)	(9,188,972)	(126,901)	(145,120)

Increase (decrease) in net assets from operations	(9,105,081)	(12,201,035)	(801,988)	(473,068)

Contract transactions
Net contract purchase payments	161,978	974,286	25,114	178,432
Transfer payments from (to) other subaccounts or general account	(1,664,392)	855,879	(424,470)	936,000
Contract terminations, withdrawals, and other deductions	(936,454)	(1,269,548)	(141,003)	(169,556)
Contract maintenance charges	(8,953)	(10,450)	(657)	(571)

Increase (decrease) in net assets from contract transactions	(2,447,821)	550,167	(541,016)	944,305

Net increase (decrease) in net assets	(11,552,902)	(11,650,868)	(1,343,004)	471,237

Net assets:
Beginning of the period	23,398,768	35,049,636	2,725,597	2,254,360

End of the period	$11,845,866	$23,398,768	$1,382,593	$2,725,597

See accompanying notes.

27

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Emerging Leaders Subaccount		Emerging Markets Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(60,673)	$(31,592)	$(1,019)	$(729)
Net realized capital gains (losses) on investments	(118,755)	23,258	2,429	(11,512)
Net change in unrealized appreciation/ depreciation of investments	(943,666)	245,162	(51,678)	18,385

Increase (decrease) in net assets from operations	(1,123,094)	236,828	(50,268)	6,144

Contract transactions
Net contract purchase payments	665,696	369,420	22,773	5,192
Transfer payments from (to) other subaccounts or general account	1,038,679	2,052,110	458,197	118,217
Contract terminations, withdrawals, and other deductions	(240,280)	(34,693)	(43,962)	(11,498)
Contract maintenance charges	(1,180)	(614)	(178)	(34)

Increase (decrease) in net assets from contract transactions	1,462,915	2,386,223	436,830	111,877

Net increase (decrease) in net assets	339,821	2,623,051	386,562	118,021

Net assets:
Beginning of the period	3,910,401	1,287,350	185,971	67,950

End of the period	$4,250,222	$3,910,401	$572,533	$185,971

See accompanying notes.

28

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Japan Subaccount		Transamerica Equity Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(120)	$(757)	$(105,802)	$(157,496)
Net realized capital gains (losses) on investments	(19,191)	(15,071)	(920,612)	(96,530)
Net change in unrealized appreciation/depreciation of investments	(6,445)	(1,481)	(1,210,629)	(2,271,998)

Increase (decrease) in net assets from operations	(25,756)	(17,309)	(2,237,043)	(2,526,024)

Contract transactions
Net contract purchase payments	56,860	1,501	75,683	154,048
Transfer payments from (to) other subaccounts or general account	89,748	5,879	(1,213,636)	(760,308)
Contract terminations, withdrawals, and other deductions	(2,957)	(11,275)	(459,552)	(1,204,926)
Contract maintenance charges	(20)	(27)	(2,382)	(2,563)

Increase (decrease) in net assets from contract transactions	143,631	(3,922)	(1,599,887)	(1,813,749)

Net increase (decrease) in net assets	117,875	(21,231)	(3,836,930)	(4,339,773)

Net assets:
Beginning of the period	37,002	58,233	9,816,239	14,156,012

End of the period	$154,877	$37,002	$5,979,309	$9,816,239

See accompanying notes.

29

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies

Organization

Separate Account VA-2LNY of Transamerica Life Insurance Company of New York (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company of New York (Transamerica Life), a wholly owned subsidiary of Transamerica Occidental Life Insurance Company, an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Activity in these specific investment subaccounts is available to contract owners of the Dreyfus/Transamerica Triple Advantage.

Effective January 22, 2001, new contract owners may only invest in the Service Class Subaccounts, with the exception of the Money Market Subaccount and the Transamerica Variable Insurance Fund Growth Subaccount. The Initial Class Subaccounts, other than the Money Market Subaccount and the Transamerica Variable Insurance Fund Growth Subaccount, are only available to contract owners that purchased the contract prior to January 22, 2001.

Subaccount Investment by Fund:

Dreyfus Variable Investment Fund:	Dreyfus Socially Responsible Growth Fund, Inc.
Money Market Portfolio	Dreyfus Investment Portfolios:
Dreyfus Variable Investment Fund:	Core Bond Portfolio
Special Value Portfolio	Core Value Portfolio
Zero Coupon 2000 Portfolio	MidCap Stock Portfolio
Quality Bond Portfolio	Founders Growth Portfolio
Develping Leaders Portfolio	Founders Passport Portfolio
Appreciation Portfolio	Founders International Equity Portfolio
Growth and Income Portfolio	European Equity Portfolio
International Equity Portfolio	Technology Growth Portfolio
International Value Portfolio	Founders Discovery Portfolio
Disciplined Stock Portfolio	Emerging Leaders Portfolio
Small Company Stock Portfolio	Emerging Markets Portfolio
Limited Term High Income Portfolio	Japan Portfolio
Balanced Portfolio	AEGON/Transamerica Series Fund, Inc.:
Dreyfus Stock Index Fund	Transamerica Equity

30

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

As of May 1, 2002, Transamerica Variable Insurance Funds, Inc. merged with AEGON/Transamerica Series Fund, Inc.

The following Portfolio name change was made effective during the fiscal year ended December 31, 2002:

Portfolio	Formerly
Transamerica Equity	Transamerica VIF Growth Portfolio

Effective December 27, 2000, the Zero Coupon 2000 Portfolio Subaccount is no longer available to contract owners.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2002.

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Fund are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

31

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Notes to Financial Statements

December 31, 2002

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2002 were as follows:

	Purchases	Sales
Dreyfus Variable Investment Fund:
Money Market Portfolio	$12,829,733	$23,551,183
Dreyfus Variable Investment Fund:
Special Value Portfolio
Initial	359,854	2,476,976
Service	125,087	27,684
Zero Coupon 2000 Portfolio
Initial	—	—
Service	—	—
Quality Bond Portfolio
Initial	5,888,917	5,362,722
Service	5,879,597	848,902
Develping Leaders Portfolio
Initial	1,810,999	10,494,039
Service	1,021,925	271,960
Appreciation Portfolio
Initial	2,596,558	13,075,937
Service	2,092,927	509,631
Growth and Income Portfolio
Initial	550,813	9,088,142
Service	743,470	337,380
International Equity Portfolio
Initial	292,386	1,137,275
Service	169,330	69,022
International Value Portfolio
Initial	1,851,725	1,675,647
Service	355,497	45,312
Disciplined Stock Portfolio
Initial	786,935	6,601,772
Service	481,993	80,973
Small Company Stock Portfolio
Initial	208,763	1,058,290
Service	120,808	59,519

32

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Notes to Financial Statements

December 31, 2002

2. Investments (continued)

	Purchases	Sales
Limited Term High Income Portfolio
Initial	$798,612	$1,330,254
Service	537,253	213,297
Balanced Portfolio
Initial	810,081	3,980,556
Service	739,638	206,965
Dreyfus Stock Index Fund
Initial	1,112,840	9,500,254
Service	3,270,253	821,323
Dreyfus Socially Responsible Growth Fund, Inc.
Initial	190,593	4,279,247
Service	380,694	193,481
Dreyfus Investment Portfolios:
Core Bond Portfolio
Initial	3,479,991	2,247,843
Service	5,203,828	1,540,474
Core Value Portfolio
Initial	2,040,297	1,602,673
Service	2,202,343	522,308
MidCap Stock Portfolio
Initial	3,417,587	3,141,805
Service	847,168	199,240
Founders Growth Portfolio
Initial	32,380	958,619
Service	115,445	52,403
Founders Passport Portfolio
Initial	94,955	694,155
Service	25,580	14,363
Founders International Equity Portfolio
Initial	109,766	302,716
Service	86,492	31,974
European Equity Portfolio
Initial	28,193	702,806
Service	16,703	53,160
Technology Growth Portfolio
Initial	1,389,987	4,380,296
Service	515,979	204,856

33

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Notes to Financial Statements

December 31, 2002

2. Investments (continued)

	Purchases	Sales
Founders Discovery Portfolio
Initial	$320,749	$906,288
Service	98,567	79,641
Emerging Leaders Portfolio
Initial	2,004,306	1,487,643
Service	1,121,341	235,762
Emerging Markets Portfolio
Initial	659,897	294,493
Service	107,856	37,449
Japan Portfolio
Initial	365,445	278,044
Service	56,856	746
AEGON/Transamerica Series Fund, Inc.:
Transamerica Equity	254,527	1,960,210

34

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Money Market Subaccount	Special Value Subaccount	Zero Coupon 2000 Subaccount	Quality Bond Subaccount	Small Cap Subaccount
Units outstanding at January 1, 2001	21,172,680	875,019	—	1,305,585	807,721
Units purchased	2,921,455	13,852	—	139,251	7,739
Units redeemed and transferred	3,456,458	(97,347)	—	97,661	(88,106)

Units outstanding at December 31, 2001	27,550,593	791,524	—	1,542,497	727,354
Units purchased	1,405,628	5,981	—	123,653	15,083
Units redeemed and transferred	(9,366,038)	(139,428)	—	116,920	(116,331)

Units outstanding at December 31, 2002	19,590,183	658,077	—	1,783,070	626,106

	Appreciation Subaccount	Growth and Income Subaccount	International Equity Subaccount	International Value Subaccount	Disciplined Stock Subaccount
Units outstanding at January 1, 2001	2,538,244	1,823,064	504,385	290,528	2,857,474
Units purchased	54,853	42,695	11,223	6,765	50,114
Units redeemed and transferred	(236,276)	(180,201)	(69,387)	(38,076)	(298,732)

Units outstanding at December 31, 2001	2,356,821	1,685,558	446,221	259,217	2,608,856
Units purchased	43,903	9,784	5,205	16,307	31,420
Units redeemed and transferred	(336,373)	(334,096)	(68,035)	24,910	(393,711)

Units outstanding at December 31, 2002	2,064,351	1,361,246	383,391	300,434	2,246,565

35

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Small Company Stock Subaccount	Limited Term High Income Subaccount	Balanced Subaccount	Dreyfus Stock Index Subaccount	Dreyfus Socially Responsible Growth Subaccount
Units outstanding at January 1, 2001	461,911	673,888	1,526,680	1,551,436	801,552
Units purchased	6,690	45,399	81,193	76,321	26,566
Units redeemed and transferred	(50,809)	(99,122)	(48,328)	(129,460)	(64,040)

Units outstanding at December 31, 2001	417,792	620,165	1,559,545	1,498,297	764,078
Units purchased	6,574	31,039	30,622	52,572	4,349
Units redeemed and transferred	(70,289)	(120,578)	(267,845)	(230,797)	(163,354)

Units outstanding at December 31, 2002	354,077	530,626	1,322,322	1,320,072	605,073

	Core Bond Subaccount	Core Value Subaccount	MidCap Stock Subaccount	Founders Growth Subaccount	Founders Passport Subaccount
Units outstanding at January 1, 2001	212,812	299,289	518,750	576,125	480,799
Units purchased	168,377	113,298	49,464	60,356	13,167
Units redeemed and transferred	618,197	221,103	108,893	(23,384)	(77,332)

Units outstanding at December 31, 2001	999,386	633,690	677,107	613,097	416,634
Units purchased	103,745	80,841	31,428	9,669	3,460
Units redeemed and transferred	287,134	108,509	54,385	(152,256)	(77,048)

Units outstanding at December 31, 2002	1,390,265	823,040	762,920	470,510	343,046

36

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Founders International Equity Subaccount	European Equity Subaccount	Technology Growth Subaccount	Founders Discovery Subaccount	Emerging Leaders Subaccount
Units outstanding at January 1, 2001	160,697	146,685	3,163,994	301,610	105,445
Units purchased	14,154	4,224	120,125	29,556	30,380
Units redeemed and transferred	8,208	(42,747)	(80,430)	122,847	162,939

Units outstanding at December 31, 2001	183,059	108,162	3,203,689	454,013	298,764
Units purchased	6,709	661	29,849	4,840	54,474
Units redeemed and transferred	(28,313)	(108,823)	(518,254)	(109,044)	57,989

Units outstanding at December 31, 2002	161,455	—	2,715,284	349,809	411,227

	Emerging Markets Subaccount	Japan Subaccount	Transamerica Equity Subaccount
Units outstanding at January 1, 2001	9,505	7,570	1,030,575
Units purchased	817	203	12,483
Units redeemed and Transferred	15,208	(1,008)	(163,269)

Units outstanding at December 31, 2001	25,530	6,765	879,789
Units purchased	3,022	11,141	8,875
Units redeemed and Transferred	51,547	14,159	(189,814)

Units outstanding at December 31, 2002	80,099	32,065	698,850

37

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Notes to Financial Statements

December 31, 2002

4. Financial Highlights

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended	Units	Unit Fair Value Lowest to Highest	Net assets	Investment Income Ratio*	Expense Ratio**	Total Return*** Lowest to Highest
Money Market	12/31/2002 12/31/2001	19,590,183 27,550,593	$1.35 to $1.35 1.35 to 1.35	$26,440,518 37,160,874	1.47% 3.76	1.40% 1.40	0.06% to 0.06% 2.53 to 2.53
Special Value	12/31/2002 12/31/2001	658,077 791,524	13.50 to 13.53 16.16 to 16.20	8,904,494 12,820,068	0.34 0.73	1.40 1.40	(16.49) to (16.45) (9.25) to (6.88)
Zero Coupon 2000	12/31/2002 12/31/2001	— —	— to — — to —	— —	0.00 0.00	1.40 1.40	— to — — to —
Quality Bond	12/31/2002 12/31/2001	1,783,070 1,542,497	19.12 to 19.23 18.04 to 18.10	34,243,967 27,903,178	5.02 6.01	1.40 1.40	5.99 to 6.28 3.63 to 5.21
Small Cap	12/31/2002 12/31/2001	626,106 727,354	64.18 to 64.57 80.65 to 80.96	40,421,049 58,881,935	0.04 0.43	1.40 1.40	(20.43) to (20.24) (7.42) to (6.34)
Appreciation	12/31/2002 12/31/2001	2,064,351 2,356,821	27.81 to 27.97 33.93 to 34.05	57,719,128 80,247,715	1.01 0.80	1.40 1.40	(18.04) to (17.87) (10.57) to (10.06)
Growth and Income	12/31/2002 12/31/2001	1,361,246 1,685,558	21.76 to 21.86 29.59 to 29.69	29,751,540 50,033,604	0.58 0.49	1.40 1.40	(26.49) to (26.36) (8.33) to (7.15)
International Equity	12/31/2002 12/31/2001	383,391 446,221	11.89 to 11.95 14.38 to 14.42	4,581,005 6,432,406	2.82 0.81	1.40 1.40	(17.36) to (17.10) (31.08) to (30.17)
International Value	12/31/2002 12/31/2001	300,434 259,217	10.45 to 10.46 12.07 to 12.09	3,138,618 3,128,137	0.98 0.85	1.40 1.40	(13.46) to (13.44) (14.42) to (13.62)
Disciplined Stock	12/31/2002 12/31/2001	2,246,565 2,608,856	12.99 to 13.04 17.05 to 17.09	29,289,284 44,572,394	0.63 0.39	1.40 1.40	(23.79) to (23.68) (15.83) to (14.47)
Small Company Stock	12/31/2002 12/31/2001	354,077 417,792	10.71 to 10.77 13.55 to 13.60	3,811,272 5,680,394	0.22 0.07	1.40 1.40	(21.00) to (20.82) (2.90) to 0.70

38

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return*** Lowest to Highest
Limited Term High Income	12/31/2002 12/31/2001	530,626 620,165	$7.73 to $ 7.74 9.02 to 9.03	$4,108,547 5,598,506	11.49 11.13%	1.40 1.40%	(14.33)% to (14.21)% (6.09) to (4.25)
Balanced	12/31/2002 12/31/2001	1,322,322 1,559,545	10.75 to 10.79 12.92 to 12.95	14,265,795 20,192,124	1.56 2.01	1.40 1.40	(16.79) to (16.65) (11.08) to (10.39)
Dreyfus Stock Index	12/31/2002 12/31/2001	1,320,072 1,498,297	31.16 to 31.34 40.80 to 40.93	41,343,408 61,315,404	1.30 1.08	1.40 1.40	(23.62) to (23.44) (15.10) to (13.40)
Dreyfus Socially Responsible Growth	12/31/2002 12/31/2001	605,073 764,078	20.52 to 20.65 29.37 to 29.47	12,490,868 22,515,611	0.18 0.06	1.40 1.40	(30.12) to (29.93) (27.19) to (23.65)
Core Bond	12/31/2002 12/31/2001	1,390,265 999,386	11.67 to 11.67 11.09 to 11.09	16,230,779 11,083,982	5.00 5.78	1.40 1.40	5.23 to 5.31 1.93 to 3.09
Core Value	12/31/2002 12/31/2001	823,040 633,690	8.85 to 8.85 11.70 to 11.70	7,286,295 7,416,381	0.82 0.03	1.40 1.40	(24.37) to (24.35) (3.44) to (2.38)
MidCap Stock	12/31/2002 12/31/2001	762,920 677,107	9.23 to 9.26 10.71 to 10.73	7,058,302 7,261,836	0.26 0.19	1.40 1.40	(13.85) to (13.70) (4.60) to (1.09)
Founders Growth	12/31/2002 12/31/2001	470,510 613,097	5.18 to 5.19 7.32 to 7.33	2,440,849 4,494,851	0.08 0.08	1.40 1.40	(29.24) to (29.20) (23.54) to (21.14)
Founders Passport	12/31/2002 12/31/2001	343,046 416,634	6.72 to 6.72 8.08 to 8.08	2,305,448 3,366,993	0.27 0.00	1.40 1.40	(16.84) to (16.84) (31.63) to (31.08)
Founders International Equity	12/31/2002 12/31/2001	161,455 183,059	5.65 to 5.65 7.86 to 7.87	911,731 1,439,015	0.00 0.04	1.40 1.40	(28.22) to (28.16) (31.43) to (30.54)
European Equity	12/31/2002 12/31/2001	— 108,162	3.99 to 6.19 8.78 to 8.85	— 950,536	0.00 0.54	1.40 1.40	(54.91) to (29.50) (29.13) to (27.42)
Technology Growth	12/31/2002 12/31/2001	2,715,284 3,203,689	4.33 to 4.36 7.27 to 7.31	11,845,866 23,398,768	0.00 0.00	1.40 1.40	(40.41) to (40.25) (41.34) to (34.06)

39

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Lowest to Highest	Net assets	Investment Income Ratio*	Expense Ratio**	Total Return*** Lowest to Highest
Founders Discovery	12/31/2002 12/31/2001	349,809 454,013	$3.94 to $ 3.95 5.99 to 6.01	$1,382,593 2,725,597	0.00 0.00%	1.40 1.40%	(34.16)% to (34.16)% (19.66) to (16.86)
Emerging Leaders	12/31/2002 12/31/2001	411,227 298,764	10.31 to 10.35 13.08 to 13.09	4,250,222 3,910,401	0.00 0.00	1.40 1.40	(21.15) to (20.97) 7.23 to 9.99
Emerging Markets	12/31/2002 12/31/2001	80,099 25,530	7.15 to 7.15 7.28 to 7.29	572,533 185,971	1.18 0.79	1.40 1.40	(1.96) to (1.86) (4.05) to 1.88
Japan	12/31/2002 12/31/2001	32,065 6,765	4.83 to 4.83 5.47 to 5.47	154,877 37,002	1.08 0.00	1.40 1.40	(11.69) to (11.69) (28.90) to (26.27)
Transamerica Equity	12/31/2002 12/31/2001	698,850 879,789	8.56 to 8.56 11.16 to 11.16	5,979,309 9,816,239	0.00 0.00	1.40 1.40	(23.32) to (23.32) (18.77) to (18.77)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

40

Separate Account VA-2LNY of

Transamerica Life Insurance Company of New York –

Dreyfus/Transamerica Triple Advantage

Notes to Financial Statements

December 31, 2002

5. Administrative, Mortality, and Expense Risk Charge

Mortality and expense risk charges are deducted from each subaccount on a daily basis which is equal to an effective annual rate of 1.25% of the daily net asset value of the subaccount. This amount can never increase and is paid to Transamerica Life. An administrative expense charge is also deducted by Transamerica Life from each subaccount on a daily basis which is equal, on an annual basis, to .15% of the daily net asset value of the subaccount. This amount may change, but it is guaranteed not to exceed a maximum effective annual rate of .25%.

The following charges are deducted from a contract holder’s account by Transamerica Life and not directly from the Separate Account. An annual certificate fee is deducted at the end of each contract year prior to the annuity date. Currently, this charge is the lesser of $30 or 2% of the certificate value. This charge may change but is guaranteed not to exceed the lesser of $60 or 2% of the certificate value. After the annuity date this charge is referred to as the Annuity Fee and is $30.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

41

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a) Financial Statements

All required financial statements are included in Parts A or B of this Registration Statement.

(b) Exhibits

(1)		Resolution of the Board of Directors of First Transamerica Life Insurance Company (“Transamerica”) authorizing establishment of the Variable Account. (1)

(2)		Not Applicable.

(3)	(a)

Master Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Transamerica Financial Resources, Inc., Dreyfus Service Corporation, and Dreyfus Service Organization, Inc. (4)

	(b)	Principal Agency Agreement between First Transamerica Life Insurance Company and Dreyfus Service Organization, Inc. (3)

	(c)	Distribution Agreement between First Transamerica life Insurance Company and Dreyfus Service Corporation. (3)

	(d)	Form of Sales Agreement among Dreyfus Service Corporation, Dreyfus Service Organization, Inc. and Broker-Dealers. (4)

(e)

Amendment Dated as of August 31, 1993, to Master Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Transamerica Financial Resources, Inc., Dreyfus Service Corporation and Dreyfus Service Organization, Inc. (5)

	(f)	Amendment Dated as of August 31, 1993 to Principal Agency Agreement between First Transamerica Life Insurance Company and Dreyfus Service Organization, Inc. (5)

	(g)	Amendment Dated as of August 31, 1993 to Distribution Agreement between First Transamerica Life Insurance Company and Dreyfus Service Corporation. (5)

(h)

Form of Sales Agreement among Transamerica Insurance Securities Sales Corporation, Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company and Broker/Dealers, dated August 24, 1994. (8)

(i)

Form of Sales Agreement between Transamerica Occidental Life Insurance Company, Transamerica Life Insurance and Annuity Company, First Transamerica Life Insurance Company and Transamerica Securities Sales Corporation. (8)

(3)	(j)	Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company of New York on its own behalf of its separate investment accounts. Note 17

(3)	(j)(1)

Form of Amendment to Principal Underwriting by and between AFSG Securities Corporation and Transamerica Life Insurance Company of New York on its own behalf and on behalf of its separate investment accounts. Note 17

(4)		Policy Form and Endorsements. (5)

	(a)	Form of Flexible Premium Multi-Funded Individual Deferred Annuity Policy. (5)

	(b)	Form of IRA Endorsement. (5)

	(c)	Form of Automatic Payout Option Endorsement. (5)

	(d)	Form of Dollar Cost Averaging Option Endorsement. (5)

	(e)	Form of Systematic Withdrawal Option Endorsement. (5)

	(f)	Form of Unisex Annuity Rates Endorsement. (5)

	(g)	Form of Fixed Account Rider. (9)

	(h)	Form of Contract. Note 18

(5)		Form of Application. (5)

(5)	(a)	Form of Application. Note 18

	(b)	Form of Application. Note (20)

(6)	(a)	Declaration of Intention and Charter of Transamerica. (1)

	(b)	By-Laws of Transamerica. (1)

(7)		Not applicable.

(8)	(a)	Participation Agreement between First Transamerica Life Insurance Company and Dreyfus Variable Investment Fund. (3)

	(a)(1)	Form of Fund Participation Agreement (Dreyfus)(13)

	(b)	Participation Agreement between First Transamerica Life Insurance Company and Dreyfus Life and Annuity Index Fund, Inc. (3)

	(c)	Participation Agreement between First Transamerica Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. (5)

	(d)	Administrative Services Agreement (Draft) between First Transamerica Life Insurance Company and Vantage Computer Systems, Inc. (3)

	(e)	Form of Participation Agreement between Transamerica Life Insurance Company of New York and Dreyfus Investment Services. (9)

	(f)	Form of Participation Agreement between Transamerica Variable Insurance Fund, Transamerica Securities Sales Corporation and Transamerica Life Insurance Company of New York. (9)

(8)	(f)(1)	Form of Participation Agreement (Transamerica). (13)

(8)	(f)(2)	Form of Addendum Participation Agreement (Transamerica). (13)

(8)	(g)	Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company. Note 14

(8)	(g)(1)

Amendment No. 16 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 15

(8)	(g)(2)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 16

(8)	(g)(3)

Form of Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 17

(9)	(a)	Opinion and Consent of Counsel. (7)

(10)	(a)	Consent of Independent Auditors. (20)

	(b)	Consent of Actuary. (20)

(11)		No financial statements are omitted from item 23.

(12)		Not applicable.

(13)		Performance Data Calculations. (20).

(14)		Not applicable.

(15)	Powers of Attorney.

Alan T. Cunningham (9)	Marc C. Abrahms (19)	Brenda K. Clancy (19)
Daniel E. Jund (9)	Thomas O’Neill (12)	Willam L. Busler (19)
James T. Byrne, Jr. (19)	Robert Rubinstein (19)	Steven E. Frushtick (19)
John A. Fibiger (9)	James B. Roszak (9)	Peter Kunkel (19)
Nooruddin S. Veerjee (9)	Alexander Smith, Jr. (18)	Peter P. Post (19)
Robert F. Colby (19)	Tom A. Schlossberg (13)	Cor H. Verhagen (19)
Mark W. Mullin (19)	Colette F. Vargas (19)	E. Kirby Warren (18)
	William Brown, Jr. (19)	Frank A. Camp (19)
Craig D. Vermie (19)

(1)	Filed with initial filing of the Form N-4 Registration Statement, File No. 33-55152 (December 1, 1992).
(2)	Filed with Pre-Effective Amendment No.1 to the Form N-4 Registration Statement, File No. 33-55152 (February 10, 1993).
(3)	Incorporated by reference to the like-numbered exhibit to Post-Effective Amendment No.1 to the Form N-4 Registration Statement of Transamerica Occidental Life Insurance Company’s Separate Account VA-2L, File No. 33-49998 (April 30, 1993).
(4)	Filed with Post-Effective Amendment No. 1 to the Form N-4 Registration Statement, File No. 33-55152 (June 8, 1993).
(5)	Filed with Post-Effective Amendment No. 2 to the Form N-4 Registration Statement, File No. 33-55152 (April 29, 1994).
(6)	Filed with Post-Effective Amendment No. 3 to the Form N-4 Registration Statement File No. 33-55152 (April 29, 1995).
(7)	Filed with Post-Effective Amendment No. 5 to the Form N-4 Registration Statement File No. 33-55152 (April 26, 1996).
(8)	Filed with Post-Effective Amendment No. 6 to the Form N-4 Registration Statement File No. 33-55152 (April 28, 1997)
(9)	Filed with Post-Effective Amendment No. 7 to the Form N-4 Registration Statement File No. 33-55152 (April 28, 1998).
(10)	Filed with Post-Effective Amendment No. 8 to the Form N-4 Registration Statement File No. 33-55152 (February 26, 1999).
(11)	Filed with Post-Effective Amendment No. 10 to the Form N-4 Registration Statement File No. 33-55152 (September 24, 1999).
(12)	Filed with Post-Effective Amendment No. 11 to the Form N-4 Registration Statement File No. 33-55152 (April 28, 2000)
(13)	Filed with Post-Effective Amendment No. 14 to the Form N-4 Registration Statement File No. 33-55152 (April 27, 2001)
(14)	Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-7509) on April 29, 1998.
(15)	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-62738) on June 11, 2001.
(16)	Incorporated herein by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (file No. 33-33085) on April 27, 2001.
(17)	Filed with Post-Effective Amendment No. 15 to Form N-4 Registration Statement File No. 33-55152 (April 30, 2002).
(18)	Filed with Post-Effective Amendment No. 16 to Form N-4 Registration Statement File No. 33-55152 (February 26, 2003).
(19)	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-104243) on April 2, 2003.
(20)	Filed herewith.

Item 25.    Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor
Mark W. Mullin	Director, Chairman of the Board

Robert Rubinstein	Director, Vice President, and Assistant Secretary
Craig D. Vermie	Secretary and Corporate Counsel
Brenda K. Clancy	Treasurer
Marc C. Abrahms	Director
James T. Byrne, Jr.	Director
Robert F. Colby	Director
Colette F. Vargas	Director
William Brown, Jr.	Director
William L. Busler	Director
Steven E. Frushtick.	Director
Peter Kunkel.	Director
Peter P. Post	Director
Cor H. Verhagen.	Director
Frank A. Camp	Vice President and Counsel

The Depositor, Transamerica Life Insurance Company of New York (Transamerica), is wholly owned by Transamerica Occidental Life Insurance Company. The Registrant is a segregated asset account of Transamerica.

Item 26.     Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON N.V.	Netherlands	32.47% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Derivatives B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

The AEGON Trust Voting Trust Trustees: Donald J. Shepard Dennis Hersch Joseph B.M. Streppel	Delaware		Voting Trust

AEGON U.S. Holding Corporation	Delaware	225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

COPRA Reinsurance Company	New York	100% AEGON U.S. Holding Corporation	Holding company

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 10,000 shares (75.54%); AEGON USA, Inc. owns 3,238 shares (24.46%)	Holding Company

AEGON USA, Inc.	Iowa

10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 100 shares Voting Common Stock owned by AEGON U.S Corporation

Holding company

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

ALH Properties Eight LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Five LLC	Delaware	100% RCC North America LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Four LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Fourteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Nine LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Seven LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Ten LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Thirteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Three LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Two LLC	Delaware	100% RCC North America LLC	Real estate

BF Equity LLC	New York	100% RCC North America LLC	Real estate

Eighty-Six Yorkville, Inc.	Delaware	100% RCC North America LLC	Real estate

FGH Eastern Region LLC	Delaware	100% RCC North America LLC	Real estate

FGH Property Services LLC	Delaware	100% RCC North America LLC	Real estate

FGH Realty Credit LLC	Delaware	100% RCC North America LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 106 Fulton, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP 109th Street LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% RCC North America LLC	Real estate

FGP Bala, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Broadway LLC	Delaware	100% RCC North America LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Centereach, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Coram, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Emerson, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Franklin LLC.	Delaware	100% RCC North America LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
FGP Herald Center, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Islandia, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Keene LLC	Delaware	100% RCC North America LLC	Real estate

FGP Lincoln, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Main Street, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Merrick, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Northern Blvd., Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Remsen, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Rockbeach, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Schenectady, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Stamford, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP West 14th Street, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP West Street Two LLC	Delaware	100% RCC North America LLC	Real estate

FGP West Street LLC	Delaware	100% RCC North America LLC	Real estate

Fifth FGP LLC	Delaware	100% RCC North America LLC	Real estate

First FGP LLC	Delaware	100% RCC North America LLC	Real estate

Fourth FGP LLC	Delaware	100% RCC North America LLC	Real estate

Second FGP LLC	Delaware	100% RCC North America LLC	Real estate

Seventh FGP LLC	Delaware	100% RCC North America LLC	Real estate

The RCC Group, Inc.	Delaware	100% RCC North America, LLC	Real estate

Third FGP LLC	Delaware	100% RCC North America, LLC	Real estate

Transamerica Holding Company LLC	Delaware	100 shares Common Stock owned by AEGON USA, Inc; 100 shares Series A Preferred Stock owned by AEGON USA, Inc.	Holding company

AEGON Funding Corp.	Delaware	100% Transamerica Holding Corporation LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON USA Investment Management, LLC	Iowa	100% Transamerica Holding Corporation LLC.	Investment advisor

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Company	Investment advisor

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Company	Administrative and investment services

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner.	Limited Partnership

QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Real Estate Alternatives Portfolio 1 LLC	DE	100% AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Credit insurance

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

George Beram & Company, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

AEGON/Transamerica Investors Services, Inc.	Florida	100% AUSA Holding Company	Shareholder services

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Provider of automobile extended maintenance contracts

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

ORBA Insurance Services, Inc.	California	40.15% Money Services, Inc.	Insurance agency

Great Companies, L.L.C.	Iowa	30% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Mass Marketing, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Trip Mate Insurance Agency, Inc.	Kansas	100% Monumental General Insurance Group, Inc.	Sale/admin. of travel insurance

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer

ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company

Pension Life Insurance Company of America	New Jersey	100% Academy Life Insurance Company	Insurance company

Ammest Massachusetts Insurance Agency, Inc.	Massachusetts	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Ammest Realty, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

FED Financial, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Force Financial Services, Inc.	Massachusetts	100% Force Financial Group, Inc.	Special-purpose subsidiary

Military Associates, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

NCOAA Management Company	Texas	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	Provider of admin. services

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and admin. services to ins. cos.

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Compass Rose Development Corporation	Pennsylvania	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Financial Planning Services, Inc.	Dist. Columbia	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Frazer Association Consultants, Inc.	Illinois	100% Ampac Insurance Agency, Inc.	TPA license-holder

National Home Life Corporation	Pennsylvania	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc.	Furniture & equipment lessor

Veterans Benefit Plans, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc.	Administrator of group insurance programs

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent

Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings

Capital General Development Corporation	Delaware	100% Commonwealth General Development	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company 26.77% First AUSA Life Insurance Company	Insurance company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Apple Partners of Iowa LLC	Iowa	58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Exchange Management Services, Inc.	Missouri	100% Monumental Life Insurance Company	Management company

Peoples Benefit Life Insurance Company	Iowa	3.7% CGC 20% Capital Liberty, L.P. 76.3% Monumental Life Insurance Company	Insurance company

Coverna Direct Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Consumer Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Credit card protection

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

Health Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Insurance Consultants	Nebraska	100% Commonwealth General Corporation	Brokerage

Icon Partners, Limited	UK	100% Insurance Consultants, Inc.	Insurance intermediary

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Casualty Insurance Company	Ohio	100% AEGON U.S. Corporation	Insurance company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

Cornerstone International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing company

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Transamerica Corporation	Delaware	100% Transamerica Holding B.V.	Major interest in insurance and finance

AEGON Funding Corp. II	Delaware	100% Transamerica Corp.	Commercial paper insurance

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

Inter-America Corporation	California	100% Transamerica Corp.	Insurance Broker

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing

Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Name holding only – Inactive

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

TA Leasing Holding Co., Inc.	Delaware	100% TFC	Holding company

Trans Ocean Ltd.	Delaware	100% TA Leasing Holding Co. Inc.	Holding company

Trans Ocean Container Corp. (“TOCC”)	Delaware	100% Trans Ocean Ltd.	Intermodal leasing

SpaceWise Inc.	Delaware	100% Transamerica Ocean Container Corp.	Intermodal leasing

Trans Ocean Leasing Deutschland GmbH	Germany	100% Transamerica Ocean Container Corp.	Intermodal leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Trans Ocean Management Corporation	California	100% Transamerica Ocean Container Corp.	Inactive

Trans Ocean Management S.A.	Switzerland	100% Transamerica Ocean Container Corp.	Intermodal leasing

Trans Ocean Regional Corporate Holdings	California	100% Transamerica Ocean Container Corp.	Holding company

Transamerica Leasing Inc.	Delaware	100% Transamerica Leasing Holding Co.	Leases & Services intermodal equipment

Transamerica Leasing DO Brasil LTDA.	Brazil	100% Transamerica Leasing, Inc.	Container Leasing

Transamerica Leasing Holdings Inc. (“TLHI”)	Delaware	100% Transamerica Leasing Inc.	Holding company

Greybox Logistics Services Inc.	Delaware	100% TLHI	Intermodal leasing

Greybox L.L.C. (“G”)	Delaware	100% TLHI	Intermodal freight container interchange facilitation service

Transamerica Trailer Leasing S.N.C.	France	100% Greybox L.L.C.	Leasing

Greybox Services Limited	U.K.	100% TLHI	Intermodal leasing

Intermodal Equipment, Inc.	Delaware	100% TLHI	Intermodal leasing

Transamerica Leasing N.V.	Belgium	100% Intermodal Equipment Inc.	Leasing

Transamerica Leasing SRL	Italy	100% Intermodal Equipment Inc.	Leasing

Transamerica Distribution Services, Inc.	Delaware	100% TLHI	Dormant

Transamerica Leasing Coordination Center	Belgium	100% TLHI	Leasing

Transamerica Leasing GmbH	Germany	100% TLHI	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% TLHI	Leasing

Transamerica Leasing Limited	U.K.	100% TLHI	Leasing

ICS Terminals (UK) Limited	U.K.	100% Transamerica Leasing Limited	Leasing

Transamerica Leasing Pty. Ltd.	Australia	100% TLHI	Leasing

Transamerica Leasing (HK) Ltd.	H.K.	100% TLHI	Leasing

Transamerica Leasing (Proprietary) Limited	South Africa	100% TLHI	In Liquidation – Intermodal leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Transamerica Trailer Holdings I Inc.	Delaware	100% TLHI	Holding company

Transamerica Funding LP	UK	98% Transamerica Trailer Holdings I, Inc.; 1% Transamerica Distribution Services, Inc.; 1% ICS Terminals (UK) Limited	Intermodal leasing

Transamerica Trailer Holdings II Inc.	Delaware	100% TLHI	Holding company

Transamerica Trailer Holdings III Inc.	Delaware	100% TLHI	Holding company

Transamerica Trailer Leasing AB	Sweden	100% TLHI	Leasing

Transamerica Trailer Leasing AG	Switzerland	100% TLHI	Leasing

Transamerica Trailer Leasing A/S	Denmark	100% TLHI	Leasing

Transamerica Trailer Leasing GmbH	Germany	100% TLHI	Leasing

Transamerica Trailer Leasing (Belgium) N.V.	Belgium	100% TLHI	Leasing

Transamerica Trailer Leasing (Netherlands) B.V.	Netherlands	100% TLHI	Leasing

Transamerica Alquiler de Trailer Spain S.L.	Spain	100% TLHI	Leasing

Transamerica Transport Inc.	New Jersey	100% TLHI	Dormant

TREIC Enterprises, Inc.	Delaware	100% TFC	Investments

TFC Properties, Inc.	Delaware	100% TFC	Holding company

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC.	Holding company

Transamerica Commercial Finance Corporation, II (“TCFCII”)	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

BWAC Credit Corporation	Delaware	100% TCFCII	Inactive

BWAC International Corporation	Delaware	100% TCFCII	Retail Appliance and furniture stores

BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company

TIFCO Lending Corporation	Illinois	100% BWAC Twelve, Inc.	General financing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Insurance Finance Corporation	Maryland	100% BWAC Twelve, Inc.	Insurance premium financing

Transamerica Insurance Finance Corporation, California	California	100% Transamerica Insurance Finance Corporation	Insurance premium

TBCC Funding Trust I	Delaware	100% TCFCII	Delaware Business Trust

TBCC Funding I LLC	Delaware	100% TBCC Funding Trust I	Delaware Business Trust

TBCC Funding Trust II	Delaware	100% TCFCII	Delaware Business Trust

TBCC Funding II LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust

Private Label Funding LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust

M Credit, Inc.	Delaware	100% TCFCII	Commercial lending

Bay Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Coast Funding Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Transamerica Small Business Capital, Inc.	Delaware	100% M Credit, Inc.	Holding company

Gulf Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Direct Capital Equity Investments, Inc.	Delaware	100% M Credit, Inc.	Small business loans

Direct Capital Partners LLC	Delaware	33.33% M Credit, Inc.	Investment banking

Direct Capital Partners LP	Delaware	25% Direct Capital Partners LLC (General Partner); 75% Direct Capital Equity Investments, Inc. (Limited Partnership)	Investment banking

Inland Water Transportation LLC	Delaware	100% Capital Partners LP	Finance barges

TBC IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax I, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax II, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax III, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TBC Tax V, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VI, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VIII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax IX, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

T Holdings, Inc.	Delaware	100% TCFCII	Holding company

TBC I, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation

Facta LLP	Illinois	50% TBC I, Inc.	Commercial finance

TBC III, Inc.	Delaware	100% TBCC	Special purpose corporation

Transcap Trade Finance	Illinois	50% TBC III, Inc.	Commercial finance

Transamerica Mezzanine Financing, Inc.	Delaware	100% T Holdings, Inc.	Holding company

Transamerica Commercial Real Estate Finance LLC	Illinois	100% T Holdings, Inc.	Bridge/mezzanine finance

Transamerica Business Capital Corporation	Delaware	100% TCFCII	Commercial lending

Auto Funding Services LLC	Delaware	100% Transamerica Business Capital Corporation	Commercial lending

Transamerica Distribution Finance Corporation (“TDFC”)	Delaware	100% TCFCII	Holding company

Transamerica Accounts Holding Corporation	Delaware	100% Transamerica Distribution Finance Corporation	Holding company

ARS Funding Corporation	Delaware	100% Transamerica Accounts Holding Corporation	Dormant

Transamerica Inventory Finance Corporation (“TIFC”)	Delaware	100% Transamerica Distribution Finance Corporation	Holding company

BWAC Seventeen, Inc.	Delaware	100% TIFC	Holding company

Transamerica Commercial Finance Canada, Limited	Ontario	100% BWAC Seventeen, Inc.	Dormant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Commercial Finance Corporation, Canada	Canada	100% BWAC Seventeen, Inc.	Commercial finance

Transamerica Acquisition Corporation, Canada	Canada	100% Transamerica Commercial Finance Corporation, Canada	Holding company

Cantrex Group Inc.	Quebec	100% Transamerica Acquisition Corporation Canada	Buying group and retail merchant services

2953-9087 Quebec, Inc.	Quebec	100% Cantrex Group Inc.	Inactive

Corbeil Electrique, Inc.	Quebec	100% Cantrex Group, Inc.	Inactive

Prestex Marketing, Inc.	Canada	100% Cantrex Group, Inc.	Inactive

BWAC Twenty-One, Inc.	Delaware	100% TIFC	Holding company

ODBH Ltd./Harley Davidson Acceptance	U.K.	100% BWAC Twenty-One, Inc.	Holding company

Transamerica Commercial Holdings Limited	U.K.	100% BWAC Twenty-One Inc.	Holding company

Transamerica Trailer Leasing Limited	N.Y.	100% Transamerica Commercial Holding Limited	Leasing

Transamerica Commercial Finance Limited	U.K.	100% Transamerica Commercial Holding Limited	Commercial lending

TDF Credit Insurance Services Limited	U.K.	100% Transamerica Commercial Finance Limited	Credit insurance brokerage

Whirlpool Financial Corporation Polska SpoZOO	Poland	100% Transamerica Commercial Finance Limited	Inactive—commercial finance

Transamerica Commercial Finance France S.A.	France	100% TIFC	Factoring company

Transamerica GmbH, Inc.	Delaware	100% TIFC	Holding company

Transamerica Fincieringsmaatschappij B.V.	Netherlands	100% Transamerica GmbH, Inc.	Commercial lending in Europe

Transamerica GmbH	Germany	90% Transamerica GmbH, Inc.	Commercial lending in Germany

Transamerica Commercial Finance Corporation	Delaware	100% TIFC	Finance company

TCF Asset Management Corporation	Colorado	100% Transamerica Commercial Finance Corporation	A depository for foreclosed real and personal property

Transamerica Catalyst Financial Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Owns & operates electronic/internet enabled system

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Distribution Finance Insurance Services, Inc.	Illinois	100% Transamerica Commercial Finance Corporation	Finance company

Transamerica Distribution Finance Factorje S.A. de C.V.	Mexico	99% Transamerica Commercial Finance Corporation	Finance company

Inventory Funding Trust	Delaware	100% Transamerica Commercial Finance Corporation	Delaware Business Trust

Inventory Funding Company, LLC	Delaware	100% Inventory Funding Trust	Holding company

Transamerica Joint Ventures, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Holding company

Transamerica Venture LLC	Delaware	100% Transamerica Joint Ventures, Inc.	Ownership and operation of a commercial finance business for Brunswick Corp. customers

Amana Finance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

American Standard Financial Services	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

Penske Financial Services LLC	Delaware	50% Transamerica Joint Ventures, Inc.	Commercial finance

Polaris Acceptance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

Transamerica Distribution Finance Corporation—Overseas, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Commercial Finance

TDF-Mauritius Limited	Mauritius	100% Transamerica Distribution Finance Corporation—Overseas, Inc.	Mauritius holding company

Transamerica Apple Distribution Finance Public Limited	India	69.94% TDF-Mauritius Limited	Finance company

Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Mexico	100% Transamerica Commercial Finance Corporation	Holding company in Mexican subsidiaries

TDF de Mexico S. de R.L. de C.V.	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Service company for Whirlpool receivables

Transamerica Corporate Services De Mexico S. de R.L. de CV	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Holds employees

Distribution Support Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Equipment Financial Services Corporation (“TEFSC”)	Delaware	100% TCFCII	Investment in Various equipment leases and loans

First AUSA Life Insurance Company	Maryland	385,000 shares Common Stock owned by Transamerica Holding Company LLC; 115,000 Series A Preferred Stock owned by Transamerica Holding Company LLC	Insurance holding company

AUSA Life Insurance Company, Inc.	New York	82.33% First AUSA Life Insurance Company 17.67% Veterans Life Insurance Company	Insurance

AUSACAN LLP	Canada	General Partner—AUSA Holding Company (1%); Limited Partner—First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote	Insurance

Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by First AUSA Life Insurance Company; 504,033 shares Series A Preferred Stock owned by First AUSA Life Insurance Company.	Insurance

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

Monumental General Casualty Co.	Maryland	100% First AUSA Life Ins. Co.	Insurance

Monumental General Life Insurance Company of Puerto Rico	Puerto Rico	First AUSA Life Insurance Company owns 51%; Baldrich & Associates of Puerto Rico owns 49%.	Insurance

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Co.	Insurance

The Whitestone Corporation	Maryland	100% First AUSA Life Ins. Co.	Insurance agency

United Financial Services, Inc.	Maryland	100% First AUSA Life Ins. Co.	General agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% First AUSA Life Ins. Co.	Insurance

AEGON Equity Group, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

AEGON/Transamerica Fund Advisers, Inc.	Florida	Western Reserve Life Assurance Company of Ohio owns 77%; AUSA Holding Company owns 23%	Fund advisor

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

IDEX Mutual Funds	Massachusetts	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

AEGON/Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Mutual fund

AEGON/Transamerica Series Fund, Inc.	Maryland	Various	Investment advisor, transfer agent, administrator, sponsor, principal underwriter/distributor or general partner.

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Alabama, Inc.	Alabama	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Ohio, Inc.	Ohio	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Wyoming, Inc.	Wyoming	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Insurance Agency of Texas, Inc.	Texas	Record Shareholder—Jack Linder	Insurance agency

WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency of Nevada, Inc.	Nevada	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency of Texas, Inc.	Texas	Record Shareholder – Daniel L. DeMarco	Insurance agency

Transamerica Life Insurance Company	Iowa	223,500 shares Common Stock owned by Transamerica Holding Company LLC; 42,500 shares Series A Preferred Stock owned by Transamerica Holding Company LLC.	Insurance

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life insurance and underwriting services

Professional Life & Annuity Insurance Company	Arizona	100% Transamerica Life Insurance Co.

Veterans Life Insurance Company	Illinois	100% Transamerica Holding Company LLC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Veterans Life Insurance Agency, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

TA Air V, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air IX, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air X, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XI, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XV, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XVIII, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XIX, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Heli I, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine I, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine II, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine IV, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine VI, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine V, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine III, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Public Finance Air I, Corp.	Delaware	100% TEFSC	Special purpose corporation

Transamerica Vendor Financial Service Corporation	Delaware	100% TDFC	Provides commercial leasing

Transamerica Flood Hazard Certification, Inc.	Delaware	100% TFC	Flood Zone certification service

Transamerica Home Loan	California	100% TFC	Consumer mortgages

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Public Finance, LLC	Delaware	70% TFC	Financial Services

Transamerica Advisors, Inc.	California	100% TSC	Retail sale of investment advisory services

Transamerica Annuity Service Corp.	New Mexico	100% TSC	Performs services required for structured settlements

TBK Insurance Agency of Ohio, Inc.	Ohio	100% Transamerica Financial Advisors, Inc.	Variable insurance contract sales in state of Ohio

Transamerica Financial Resources Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Fin. Financial Advisors, Inc.	Insurance agent & broker

Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

Transamerica Life Canada	Canada	100% ACI	Life insurance company

Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive

Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life insurance

NEF Investment Company	California	100% TOLIC	Real estate development

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Life Insurance and Annuity Company (“TALIAC”)	N. Carolina	100% TOLIC	Life insurance

Transamerica Assurance Company	Missouri	100% TALIAC	Life and disability insurance

Gemini Investments, Inc.	Delaware	100% TALIAC	Investment subsidiary

Transamerica Life Insurance Company of New York	New York	100% TOLIC	Insurance sales

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Products I, Inc.	California	100% TPI	Co-general partner

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Passive loss tax service

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corp.	Reinsurance

Transamerica Intellitech, Inc.	Delaware	100% TFC	Real estate information and technology services

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Investment adviser

Transamerica Real Estate Tax Service, Inc.	Delaware	100% TFC	Real estate tax reporting and processing services

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% Transamerica Corp.	Real estate investments

Bankers Mortgage Company of CA	California	100% TRS	Investment management

The Gilwell Company	California	100% TRS	Ground lessee of 517 Washington Street, San Francisco

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% TRS	General partner retirement properties

AEGON Capital Management, Inc.	Canada	100% TIHI	Investment counsel and portfolio manager

AEGON Dealer Services Canada, Inc.	Canada	100% National Finance Corporation	Mutual fund dealer

AEGON Fund Management, Inc.	Canada	100% TIHI	Mutual fund issuer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

Emergent Business Capital Holdings, Inc.	Delaware	100% Transamerica Small Business Capital, Inc.	Small business capital and mezzanine financing company

Financial Resources Insurance Agency of Texas	Texas	100% Transamerica Financial Advisors, Inc.	Retail sale of securities products

Money Concept (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
National Financial Insurance Agency, Inc.	Canada	100%Money Concept (Canada) Limited	Insurance agency

Quantitative Data Solutions, LLC	Delaware	60% owned by TOLIC; 40% owned by Primary Knowledge, Inc.	Special purpose corporation

TA Steel I LLC	Delaware	100% TEFSC	Special purpose corporation

Transamerica Aviation 041 Corp.	Delaware	100% TEFSC	Special purpose corporation

Transamerica Aviation 400 Corp.	Delaware	100% TEFSC	Special purpose corporation

Transamerica Avaiation LLC	Delaware	100% TEFSC	Special purpose corporation

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Re(Bermuda), Ltd.	Special purpose limited liability corporation

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Technology Services Limited	UK	100% Transamerica Commercial Finance Limited	Service company

Transamerica Technology Finance Corporation	Delaware	100% Transamerica Commercial Finance Corporation, II	Commercial lending and leasing

WFG Securities of Canada, Inc.	Canada	100% Work Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada, Inc.	Canada	100%TIHI	Holding company

World Financial Group Subholding Company of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Item 27.    Number of Policy Owners

As of December 31, 2002 there were 7,286 Owners Policies.

Item 28.    Indemnification

The New York Code (Sections 721 et.seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriter

AFSG Securities Corporation

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

The directors and officers of AFSG Securities Corporation are as follows:

Larry N. Norman

    Director and President

Lisa Wachendorf

    Director, Vice President and Chief     Compliance Officer

Thomas R. Moriarty

    Vice President

Priscilla Hechler

    Assistant Vice President

Teresa Stolba

    Assistant Compliance Officer

Anne Spaes Director and Vice President Darin Smith Vice President and Assistant Secretary Emily Bates Assistant Treasurer Clifton Flenniken Assistant Treasurer Frank A. Camp Secretary	William G. Cummings Treasurer/Controller and Vice President

The principal business address of each person listed is AFSG Securities corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001

Prior to May 1, 2002, Transamerica Securities Sales Corporation (“TSSC”) and Transamerica Financial Resources (“TFR”) were co-principal underwriters of the contracts. TSCC and TFR received $486,731.95, $1,770,774.93 and $7,700,616.77 from the Registrant for the years ending December 31, 2002, December 31, 2001 and December 31, 2000, respectively, for its services in distributing the contracts. No other commission or compensation was received by TSSC or TFR, directly or indirectly, from the Registrant during the fiscal year. As of May 1, 2002, AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the contracts and may enter into agreements with broker-dealers for the distribution of the contracts. AFSG Securities Corporation received $1,928,585.21 from the Registrant for the year ending December 31, 2002, for its services in distributing the contracts. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

Commissions and Other Compensation Received by Principal Underwriter.

AFSG Securities Corporation, the broker/dealer, received $1,928,585.21 from the Registrant for the year ending December 31, 2002, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C, TFLIC Series Life Account (formerly AUSA Series Life Account), TFLIC Series Annuity Account (formerly AUSA Series Annuity

Account) and TFLIC Series Annuity Account B (formerly AUSA Series Annuity Account B). These accounts are separate accounts of Transamerica Financial Life Insurance Company (formerly AUSA Life Insurance Company, Inc.)

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA G, Separate Account VA H, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2LNY. This account is a separate account of Transamerica Financial Life Insurance Company (formerly Transamerica Life Insurance Company of New York).

Item 30.    Location and Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Manager Regulatory Filing Unit, Transamerica or the Service Office at their administrative offices.

Item 31.    Management Services

All management contracts are discussed in Parts A or B.

Item 32.    Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any Application to purchase a Policy offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d) Transamerica hereby represents that the fees and the charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, by the undersigned in the City of Cedar Rapids, State of Iowa on the 28th day of April, 2003.

SEPARATE ACCOUNT VA-2LNY TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ FRANK A. CAMP
Frank A. Camp Vice President

As Required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

* Mark W. Mullin	Chairman of the Board, Director	, 2003

* Robert S. Rubinstein	Vice President, Assistant Secretary, and Director	, 2003

* Brenda K. Clancy	Treasurer	, 2003

* Marc C. Abrahms	Director	, 2003

* James T. Byrne, Jr.	Director	, 2003

* Robert F. Colby	Director	, 2003

* Colette F. Vargas	Director	, 2003

* William Brown, Jr.	Director	, 2003

* William L. Busler	Director	, 2003

* Steven E. Frushtick	Director	, 2003

* Peter G. Kunkel	Director	, 2003

* Peter P. Post	Director	, 2003

* Cornelis H. Verhagen	Director	, 2003

* Craig D. Vermie	Secretary and Corporate Counsel	, 2003

/S/ FRANK A. CAMP *By: Frank A. Camp	Attorney-in-Fact pursuant to powers of attorney filed previously and herewith, and in his own capacity as Frank A. Camp	April 28, 2003

Registration No. 33-55152

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
(5)(b)	Form of Application

(10)(a)	Consent of Independent Auditors

(10)(b)	Opinion and Consent of Actuary

(13)	Performance Data Calculations

*	Page numbers included only in manually executed original.